Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	MANNING & NAPIER FUND, INC /NY/
Central Index Key	0000751173
Amendment Flag	false
Document Creation Date	Feb 28, 2013
Document Effective Date	Mar 1, 2013
Prospectus Date	Mar 1, 2013

Overseas Series
Overseas Series Summary Section
Investment Goal
The Series’ investment objective is to provide long-term growth.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
OVERSEAS SERIES Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Overseas Series
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Overseas Series
Management Fees		0.70%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.05%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	0.76%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Overseas Series	78	243	422	942

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 42% of the average value of its portfolio.
Principal Investment Strategies
The Series invests primarily in common stocks of issuers from outside the United States. The Series will, under normal circumstances, invest at least 80% of its assets in securities of issuers from countries outside the United States; typically, the actual percentage will be considerably higher. The Series may invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may invest in stocks of companies both in developed countries and in emerging market countries. The maximum allocation to any one country, measured at the time of purchase, is the higher of 15% or double the country’s weighting in the Morgan Stanley Capital International Europe, Australasia, and Far East (EAFE) Index. Total holdings in emerging market countries are limited to 35% of the portfolio measured at the time of purchase. The Series may invest in small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection to choose stocks from companies around the world. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market-share gains in a mature market and high barriers to entry).
  Improving market share in consolidating industries.
  Low price relative to fundamental or break-up value.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Foreign stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series' investments are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series' investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series' investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders. The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compared to those of a broad-based securities index. Performance figures prior to July 10, 2002 reflect the performance of the Exeter Trust Company Group Trust for Employee Benefit Plans: International Equity Collective Investment Trust (the Collective) which was managed by the Advisor and reorganized into the Series on that date. The Collective was not open to the public generally, or registered under the Investment Company Act of 1940 (1940 Act), or subject to certain restrictions that are imposed by the 1940 Act. If the Collective had been registered under the 1940 Act, performance may have been adversely affected. Because the fees of the Collective were lower than the Series’ fees, historical performance would have been lower if the Collective had been subject to the same fees. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Overseas Series % Total Return

Quarterly Returns Highest (quarter ended 9/30/2009): 25.72% Lowest (quarter ended 12/31/2008): (25.38)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance numbers for the Series are calculated from September 23, 1998, the Collective’s inception date. Performance numbers for the Index are calculated from September 30, 1998. Historical after-tax returns are not presented for certain periods because prior to its reorganization, the Collective was not required to distribute income to investors annually. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns	1 Year	5 Years	10 Years	Since Inception	Inception Date
Overseas Series	19.28%	(2.06%)	9.74%	8.84%	Sep 23, 1998
Overseas Series Return After Taxes on Distributions	19.11%	(2.43%)	8.99%		Sep 23, 1998
Overseas Series Return After Taxes on Distributions and Sale of Series Shares	13.02%	(1.78%)	8.44%		Sep 23, 1998
Overseas Series MSCI All Country World Index ex USA (reflects no deduction for fees, expenses or taxes)	16.83%	(2.89%)	9.74%	6.03%	Sep 30, 1998

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Overseas Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Overseas Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide long-term growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	OVERSEAS SERIES Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 42% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series invests primarily in common stocks of issuers from outside the United States. The Series will, under normal circumstances, invest at least 80% of its assets in securities of issuers from countries outside the United States; typically, the actual percentage will be considerably higher. The Series may invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may invest in stocks of companies both in developed countries and in emerging market countries. The maximum allocation to any one country, measured at the time of purchase, is the higher of 15% or double the country’s weighting in the Morgan Stanley Capital International Europe, Australasia, and Far East (EAFE) Index. Total holdings in emerging market countries are limited to 35% of the portfolio measured at the time of purchase. The Series may invest in small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection to choose stocks from companies around the world. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market-share gains in a mature market and high barriers to entry).
  Improving market share in consolidating industries.
  Low price relative to fundamental or break-up value.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Foreign stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series' investments are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series' investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series' investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

		Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders. The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compared to those of a broad-based securities index. Performance figures prior to July 10, 2002 reflect the performance of the Exeter Trust Company Group Trust for Employee Benefit Plans: International Equity Collective Investment Trust (the Collective) which was managed by the Advisor and reorganized into the Series on that date. The Collective was not open to the public generally, or registered under the Investment Company Act of 1940 (1940 Act), or subject to certain restrictions that are imposed by the 1940 Act. If the Collective had been registered under the 1940 Act, performance may have been adversely affected. Because the fees of the Collective were lower than the Series’ fees, historical performance would have been lower if the Collective had been subject to the same fees. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compared to those of a broad-based securities index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Overseas Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 9/30/2009): 25.72% Lowest (quarter ended 12/31/2008): (25.38)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance numbers for the Series are calculated from September 23, 1998, the Collective’s inception date. Performance numbers for the Index are calculated from September 30, 1998. Historical after-tax returns are not presented for certain periods because prior to its reorganization, the Collective was not required to distribute income to investors annually. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Overseas Series | Overseas Series
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76% [1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	78
AFTER 3 YEARS	rr_ExpenseExampleYear03	243
AFTER 5 YEARS	rr_ExpenseExampleYear05	422
AFTER 10 YEARS	rr_ExpenseExampleYear10	942
2003	rr_AnnualReturn2003	29.34%
2004	rr_AnnualReturn2004	24.19%
2005	rr_AnnualReturn2005	12.16%
2006	rr_AnnualReturn2006	32.37%
2007	rr_AnnualReturn2007	17.87%
2008	rr_AnnualReturn2008	(41.41%)
2009	rr_AnnualReturn2009	39.55%
2010	rr_AnnualReturn2010	9.50%
2011	rr_AnnualReturn2011	(15.60%)
2012	rr_AnnualReturn2012	19.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.38%)
1 Year	rr_AverageAnnualReturnYear01	19.28%
5 Years	rr_AverageAnnualReturnYear05	(2.06%)
10 Years	rr_AverageAnnualReturnYear10	9.74%
Since Inception	rr_AverageAnnualReturnSinceInception	8.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 23, 1998
Overseas Series | Return After Taxes on Distributions | Overseas Series
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.11%
5 Years	rr_AverageAnnualReturnYear05	(2.43%)
10 Years	rr_AverageAnnualReturnYear10	8.99%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 23, 1998
Overseas Series | Return After Taxes on Distributions and Sale of Series Shares | Overseas Series
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.02%
5 Years	rr_AverageAnnualReturnYear05	(1.78%)
10 Years	rr_AverageAnnualReturnYear10	8.44%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 23, 1998
Overseas Series | MSCI All Country World Index ex USA (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.83%
5 Years	rr_AverageAnnualReturnYear05	(2.89%)
10 Years	rr_AverageAnnualReturnYear10	9.74%
Since Inception	rr_AverageAnnualReturnSinceInception	6.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1998

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Dividend Focus Series
Dividend Focus Series Summary Section
Investment Goal
Through a quantitative investment approach, to provide competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
DIVIDEND FOCUS SERIES Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dividend Focus Series (USD $)	CLASS S	CLASS I
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dividend Focus Series		CLASS S	CLASS I
Management Fees		0.45%	0.45%
Distribution and Service (12b-1) Fees		none	none
Other Expenses		0.39%	0.14%
Shareholder Services Fee		0.25%	none
Remainder of Other Expenses		0.14%	0.14%
Acquired Fund Fees and Expenses (AFFE)		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	0.85%	0.60%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Dividend Focus Series (USD $)	CLASS S	CLASS I
1 Year	87	61
3 Years	271	192
5 Year	471	335
10 Years	1,049	750

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 16% of the average value of its portfolio.
Principal Investment Strategies
The Series will, under normal circumstances, invest at least 80% of its assets in dividend-paying common stocks. The Series invests primarily in the common stocks of mid to large capitalization companies (generally companies with market capitalizations of more than $2 billion at the time of purchase). The Advisor seeks to identify stocks of companies trading primarily on U.S. stock exchanges in an effort to construct a portfolio that provides competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns. The Advisor uses a quantitative approach in managing the portfolio, and it rebalances the portfolio annually.

Although stocks may be added to or deleted from the Series' portfolio at any time during the year, the Advisor expects that modifications to the Series' portfolio will primarily take place once a year during the Advisor's annual portfolio review and rebalancing. A quantitative investment approach relies on financial models and computer databases rather than analysis of the fundamentals of each stock to identify securities for inclusion in the portfolio. In selecting securities for the Series, the Advisor seeks to identify stocks of companies that meet the following investment criteria at the time of purchase: attractive free cash flow yield, dividend yield at least equal to that of the broad equity market, low probability of experiencing financial distress, and likely ability to maintain their dividend. The Series' investment strategy may involve allocating large portions of the Series' portfolio to industry sectors which meet the Advisor's investment criteria.

The Series may invest in stocks of U.S. and foreign companies, including those in emerging markets, as well as American Depository Receipts (ADRs).
Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements.

You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  The U.S. or foreign stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
The Advisor makes investment decisions for the Series using a quantitative investment approach based largely on the Advisor's review of historical information. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor's judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect. These risks may cause the Series to underperform its benchmark or other funds with a similar investment approach.

The Advisor will make modifications to the Series' portfolio primarily once a year. Accordingly, the Advisor does not intend to make frequent changes to the Series' portfolio in response to market movements (positive or negative). The Series may perform differently than funds that more actively rebalance their portfolios in response to market movements.

The Series may also have special risks due to its investments in stocks of mid-size companies. These risks include the following:
  The stocks of mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of mid-size companies may be less marketable than the stocks of larger companies.
The Series' investment strategy may involve allocating large portions of the Series' portfolio to industry sectors which meet the Advisor's investment criteria. As a result, poor performance or adverse economic events affecting one or more of these sectors could have a greater impact on the Series than it would if the Series' investments were allocated across a broader range of industry sectors.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries.

Because the Series' investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class I shares of the Series for each calendar year since inception. The total return table shows how the average annual total returns for the Series’ Class I shares for different periods compare to those of two broad-based securities indices. The Series’ Class S shares commenced operations on March 1, 2012. Because they don’t yet have a full year of operations, no performance information is shown for the Series’ Class S shares. Because Class S shares of the Series invest in the same portfolio of securities, returns for the Class S shares will be substantially similar to those of the Class I shares. Performance will be different only to the extent that the Class S shares have higher expenses. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Dividend Focus Series % Total Return

Quarterly Returns Highest (quarter ended 9/30/2009): 13.23% Lowest (quarter ended 3/31/2009): (11.13)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Dividend Focus Series	1 Year	Since Inception	Inception Date
Class I Shares	9.73%	12.24%	Nov 7, 2008
Class I Shares Return After Taxes on Distributions	9.22%	11.26%	Nov 7, 2008
Class I Shares Return After Taxes on Distributions and Sale of Series Shares	6.98%	10.42%	Nov 7, 2008
Russell 1000�� Value Index (reflect no deduction for fees, expenses, or taxes)	17.51%	11.94%	Nov 7, 2008
S&P 500 Index (reflect no deduction for fees, expenses, or taxes)	16.01%	13.33%	Nov 7, 2008

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share class. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Dividend Focus Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Dividend Focus Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Through a quantitative investment approach, to provide competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	DIVIDEND FOCUS SERIES Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series will, under normal circumstances, invest at least 80% of its assets in dividend-paying common stocks. The Series invests primarily in the common stocks of mid to large capitalization companies (generally companies with market capitalizations of more than $2 billion at the time of purchase). The Advisor seeks to identify stocks of companies trading primarily on U.S. stock exchanges in an effort to construct a portfolio that provides competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns. The Advisor uses a quantitative approach in managing the portfolio, and it rebalances the portfolio annually.

Although stocks may be added to or deleted from the Series' portfolio at any time during the year, the Advisor expects that modifications to the Series' portfolio will primarily take place once a year during the Advisor's annual portfolio review and rebalancing. A quantitative investment approach relies on financial models and computer databases rather than analysis of the fundamentals of each stock to identify securities for inclusion in the portfolio. In selecting securities for the Series, the Advisor seeks to identify stocks of companies that meet the following investment criteria at the time of purchase: attractive free cash flow yield, dividend yield at least equal to that of the broad equity market, low probability of experiencing financial distress, and likely ability to maintain their dividend. The Series' investment strategy may involve allocating large portions of the Series' portfolio to industry sectors which meet the Advisor's investment criteria.

		The Series may invest in stocks of U.S. and foreign companies, including those in emerging markets, as well as American Depository Receipts (ADRs).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any stock fund, the value of your investment will fluctuate in response to stock market movements.

You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  The U.S. or foreign stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
The Advisor makes investment decisions for the Series using a quantitative investment approach based largely on the Advisor's review of historical information. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor's judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect. These risks may cause the Series to underperform its benchmark or other funds with a similar investment approach.

The Advisor will make modifications to the Series' portfolio primarily once a year. Accordingly, the Advisor does not intend to make frequent changes to the Series' portfolio in response to market movements (positive or negative). The Series may perform differently than funds that more actively rebalance their portfolios in response to market movements.

The Series may also have special risks due to its investments in stocks of mid-size companies. These risks include the following:
  The stocks of mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of mid-size companies may be less marketable than the stocks of larger companies.
The Series' investment strategy may involve allocating large portions of the Series' portfolio to industry sectors which meet the Advisor's investment criteria. As a result, poor performance or adverse economic events affecting one or more of these sectors could have a greater impact on the Series than it would if the Series' investments were allocated across a broader range of industry sectors.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries.

Because the Series' investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class I shares of the Series for each calendar year since inception. The total return table shows how the average annual total returns for the Series’ Class I shares for different periods compare to those of two broad-based securities indices. The Series’ Class S shares commenced operations on March 1, 2012. Because they don’t yet have a full year of operations, no performance information is shown for the Series’ Class S shares. Because Class S shares of the Series invest in the same portfolio of securities, returns for the Class S shares will be substantially similar to those of the Class I shares. Performance will be different only to the extent that the Class S shares have higher expenses. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class I shares of the Series for each calendar year since inception. The total return table shows how the average annual total returns for the Series’ Class I shares for different periods compare to those of two broad-based securities indices.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Dividend Focus Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 9/30/2009): 13.23% Lowest (quarter ended 3/31/2009): (11.13)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for the other share class.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share class. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Dividend Focus Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[1]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	271
5 Year	rr_ExpenseExampleYear05	471
10 Years	rr_ExpenseExampleYear10	1,049
Dividend Focus Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%	[1]
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	192
5 Year	rr_ExpenseExampleYear05	335
10 Years	rr_ExpenseExampleYear10	750
2009	rr_AnnualReturn2009	23.17%
2010	rr_AnnualReturn2010	7.84%
2011	rr_AnnualReturn2011	9.44%
2012	rr_AnnualReturn2012	9.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.13%)
1 Year	rr_AverageAnnualReturnYear01	9.73%
Since Inception	rr_AverageAnnualReturnSinceInception	12.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 7, 2008
Dividend Focus Series | Return After Taxes on Distributions | CLASS I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.22%
Since Inception	rr_AverageAnnualReturnSinceInception	11.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 7, 2008
Dividend Focus Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.98%
Since Inception	rr_AverageAnnualReturnSinceInception	10.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 7, 2008
Dividend Focus Series | Russell 1000�� Value Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%
Since Inception	rr_AverageAnnualReturnSinceInception	11.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 7, 2008
Dividend Focus Series | S&P 500 Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.01%
Since Inception	rr_AverageAnnualReturnSinceInception	13.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 7, 2008

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class S Shares | Pro-Blend(R) Conservative Term Series
Pro-Blend® Conservative Term Series Summary Section
Investment Goal
The Series’ primary objective is to provide preservation of capital, and its secondary objectives are to provide income and long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class S shares of the Series.
PRO-BLEND CONSERVATIVE TERM SERIES – CLASS S Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class S Shares Pro-Blend(R) Conservative Term Series CLASS S
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class S Shares Pro-Blend(R) Conservative Term Series CLASS S
Management Fees		0.60%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.28%
Shareholder Services Fee		0.20%
Remainder of Other Expenses		0.08%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	0.89%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Class S shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class S shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class S Shares Pro-Blend(R) Conservative Term Series CLASS S	91	284	493	1,096

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 54% of the average value of its portfolio.
Principal Investment Strategies
In pursuit of the Series' primary goal, the Advisor seeks to protect capital while generating income and seeking growth opportunities as secondary priorities.

The Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities, but may also invest to a limited extent in non-investment grade securities (junk bonds). The Series may also invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs).

The Series may invest in stocks of small, large, or mid-size companies, and the Series' investments in stocks may be focused on dividend-paying common stocks. With respect to the portion of the portfolio that is invested in dividend-paying common stocks, the Advisor uses a quantitative approach to identify stocks of companies trading primarily on U.S. stock exchanges in an effort to provide competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns. The Series may also invest in securities of issuers in the real estate industry, including real estate investment trusts (REITs) and real estate operating companies (REOCs).
Principal Risks of Investing in the Series
Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because a portion of the Series' portfolio is selected using a quantitative investment approach based largely on the Advisor's review of historical information, the Series is subject to additional risks. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor's judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect.

The Series' holdings in securities of issuers in the real estate industry, including its investments in REITs and REOCs, may subject it to additional risks, even though the Series does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of the Series' real estate related investments could result in the Series being subject to the above risks to a greater degree.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The Series is subject to additional risks due to its ability to invest in high-yield bonds (junk bonds):
  High yield bonds may underperform other sectors of the bond market, or the market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
  The Series' investments in high yield bonds will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index. Through May 31, 2012, the Conservative Term Composite Index consisted of the Russell 3000® Index (15%), MSCI All Country World Index ex USA (5%) and Barclays Capital U.S. Intermediate Aggregate Bond Index (80%); effective June 1, 2012, it consists of the Russell 3000® Index (22%), MSCI All Country World Index ex USA (8%) and Barclays Capital U.S. Intermediate Aggregate Bond Index (70%) to reflect a change in strategy of the Series. The blended index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Conservative Term Series % Total Return

Quarterly Returns Highest (quarter ended 9/30/2009): 6.05% Lowest (quarter ended 9/30/2011): (3.71)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Class S Shares Pro-Blend(R) Conservative Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS S	8.76%	5.14%	5.82%	6.11%	Nov 1, 1995
CLASS S Return After Taxes on Distributions	7.86%	4.34%	4.84%	4.71%	Nov 1, 1995
CLASS S Return After Taxes on Distributions and Sale of Series Shares	6.16%	4.05%	4.57%	4.52%	Nov 1, 1995
Barclays Capital U.S. Intermediate Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	3.56%	5.39%	4.80%	5.87%	Nov 1, 1995
Conservative Term Composite Benchmark (reflect no deduction for fees, expenses, or taxes)	7.36%	5.06%	5.83%	6.41%	Nov 1, 1995

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Class S Shares | Pro-Blend(R) Conservative Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Conservative Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ primary objective is to provide preservation of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and its secondary objectives are to provide income and long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class S shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND CONSERVATIVE TERM SERIES – CLASS S Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 54% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Class S shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class S shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuit of the Series' primary goal, the Advisor seeks to protect capital while generating income and seeking growth opportunities as secondary priorities.

The Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities, but may also invest to a limited extent in non-investment grade securities (junk bonds). The Series may also invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs).

		The Series may invest in stocks of small, large, or mid-size companies, and the Series' investments in stocks may be focused on dividend-paying common stocks. With respect to the portion of the portfolio that is invested in dividend-paying common stocks, the Advisor uses a quantitative approach to identify stocks of companies trading primarily on U.S. stock exchanges in an effort to provide competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns. The Series may also invest in securities of issuers in the real estate industry, including real estate investment trusts (REITs) and real estate operating companies (REOCs).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because a portion of the Series' portfolio is selected using a quantitative investment approach based largely on the Advisor's review of historical information, the Series is subject to additional risks. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor's judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect.

The Series' holdings in securities of issuers in the real estate industry, including its investments in REITs and REOCs, may subject it to additional risks, even though the Series does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of the Series' real estate related investments could result in the Series being subject to the above risks to a greater degree.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The Series is subject to additional risks due to its ability to invest in high-yield bonds (junk bonds):
  High yield bonds may underperform other sectors of the bond market, or the market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
  The Series' investments in high yield bonds will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index. Through May 31, 2012, the Conservative Term Composite Index consisted of the Russell 3000® Index (15%), MSCI All Country World Index ex USA (5%) and Barclays Capital U.S. Intermediate Aggregate Bond Index (80%); effective June 1, 2012, it consists of the Russell 3000® Index (22%), MSCI All Country World Index ex USA (8%) and Barclays Capital U.S. Intermediate Aggregate Bond Index (70%) to reflect a change in strategy of the Series. The blended index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Conservative Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 9/30/2009): 6.05% Lowest (quarter ended 9/30/2011): (3.71)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class S Shares | Pro-Blend(R) Conservative Term Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.20%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89% [1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	91
AFTER 3 YEARS	rr_ExpenseExampleYear03	284
AFTER 5 YEARS	rr_ExpenseExampleYear05	493
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,096
2003	rr_AnnualReturn2003	7.07%
2004	rr_AnnualReturn2004	6.25%
2005	rr_AnnualReturn2005	4.26%
2006	rr_AnnualReturn2006	8.56%
2007	rr_AnnualReturn2007	6.47%
2008	rr_AnnualReturn2008	(5.04%)
2009	rr_AnnualReturn2009	10.94%
2010	rr_AnnualReturn2010	9.32%
2011	rr_AnnualReturn2011	2.57%
2012	rr_AnnualReturn2012	8.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.71%)
1 Year	rr_AverageAnnualReturnYear01	8.76%
5 Years	rr_AverageAnnualReturnYear05	5.14%
10 Years	rr_AverageAnnualReturnYear10	5.82%
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class S Shares | Pro-Blend(R) Conservative Term Series | Return After Taxes on Distributions | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.86%
5 Years	rr_AverageAnnualReturnYear05	4.34%
10 Years	rr_AverageAnnualReturnYear10	4.84%
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class S Shares | Pro-Blend(R) Conservative Term Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.16%
5 Years	rr_AverageAnnualReturnYear05	4.05%
10 Years	rr_AverageAnnualReturnYear10	4.57%
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class S Shares | Pro-Blend(R) Conservative Term Series | Barclays Capital U.S. Intermediate Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.56%
5 Years	rr_AverageAnnualReturnYear05	5.39%
10 Years	rr_AverageAnnualReturnYear10	4.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class S Shares | Pro-Blend(R) Conservative Term Series | Conservative Term Composite Benchmark (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.36%
5 Years	rr_AverageAnnualReturnYear05	5.06%
10 Years	rr_AverageAnnualReturnYear10	5.83%
Since Inception	rr_AverageAnnualReturnSinceInception	6.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class S Shares | Pro-Blend(R) Moderate Term Series
Pro-Blend® Moderate Term Series Summary Section
Investment Goal
The Series’ investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class S shares of the Series.
PRO-BLEND MODERATE TERM SERIES – CLASS S Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class S Shares Pro-Blend(R) Moderate Term Series CLASS S
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class S Shares Pro-Blend(R) Moderate Term Series CLASS S
Management Fees		0.75%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.32%
Shareholder Services Fee		0.25%
Remainder of Other Expenses		0.07%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	1.08%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Class S Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class S shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class S Shares Pro-Blend(R) Moderate Term Series CLASS S	110	343	595	1,317

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 47% of the average value of its portfolio.
Principal Investment Strategies
The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

The Series invests primarily in common stocks and intermediate to long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities.
Principal Risks of Investing in the Series
Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the MSCI All Country World Index ex USA, 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Moderate Term Series % Total Return

Quarterly Returns Highest (quarter ended 6/30/2009): 9.83% Lowest (quarter ended 12/31/2008): (11.77)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Class S Shares Pro-Blend(R) Moderate Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS S	11.32%	3.63%	6.96%	7.01%	Sep 15, 1993
CLASS S Return After Taxes on Distributions	10.53%	3.00%	6.03%	5.33%	Sep 15, 1993
CLASS S Return After Taxes on Distributions and Sale of Series Shares	7.90%	2.88%	5.72%	5.19%	Sep 15, 1993
Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.18%	6.09%	Sep 30, 1993
10%/30%/60% Blended Index (reflect no deduction for fees, expenses, or taxes)	9.22%	4.42%	6.75%	7.03%	Sep 30, 1993

Performance numbers for the Series are calculated from September 15, 1993, the inception date of the Series. Performance numbers for the Indices are calculated from September 30, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Class S Shares | Pro-Blend(R) Moderate Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Moderate Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class S shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND MODERATE TERM SERIES – CLASS S Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Class S Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class S shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

		The Series invests primarily in common stocks and intermediate to long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the MSCI All Country World Index ex USA, 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the MSCI All Country World Index ex USA, 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Moderate Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 9.83% Lowest (quarter ended 12/31/2008): (11.77)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance numbers for the Series are calculated from September 15, 1993, the inception date of the Series. Performance numbers for the Indices are calculated from September 30, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class S Shares | Pro-Blend(R) Moderate Term Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08% [1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	110
AFTER 3 YEARS	rr_ExpenseExampleYear03	343
AFTER 5 YEARS	rr_ExpenseExampleYear05	595
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,317
2003	rr_AnnualReturn2003	15.07%
2004	rr_AnnualReturn2004	10.50%
2005	rr_AnnualReturn2005	6.48%
2006	rr_AnnualReturn2006	13.92%
2007	rr_AnnualReturn2007	6.34%
2008	rr_AnnualReturn2008	(18.41%)
2009	rr_AnnualReturn2009	18.91%
2010	rr_AnnualReturn2010	10.70%
2011	rr_AnnualReturn2011	(0.04%)
2012	rr_AnnualReturn2012	11.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.77%)
1 Year	rr_AverageAnnualReturnYear01	11.32%
5 Years	rr_AverageAnnualReturnYear05	3.63%
10 Years	rr_AverageAnnualReturnYear10	6.96%
Since Inception	rr_AverageAnnualReturnSinceInception	7.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class S Shares | Pro-Blend(R) Moderate Term Series | Return After Taxes on Distributions | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.53%
5 Years	rr_AverageAnnualReturnYear05	3.00%
10 Years	rr_AverageAnnualReturnYear10	6.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class S Shares | Pro-Blend(R) Moderate Term Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.90%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	5.72%
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class S Shares | Pro-Blend(R) Moderate Term Series | Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1993
Class S Shares | Pro-Blend(R) Moderate Term Series | 10%/30%/60% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.22%
5 Years	rr_AverageAnnualReturnYear05	4.42%
10 Years	rr_AverageAnnualReturnYear10	6.75%
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1993

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class S Shares | Pro-Blend(R) Extended Term Series
Pro-Blend® Extended Term Series Summary Section
Investment Goal
The Series’ primary objective is to provide long-term growth of capital, and its secondary objective is to provide preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class S shares of the Series.
PRO-BLEND EXTENDED TERM SERIES – CLASS S Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class S Shares Pro-Blend(R) Extended Term Series CLASS S
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class S Shares Pro-Blend(R) Extended Term Series CLASS S
Management Fees		0.75%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.32%
Shareholder Services Fee		0.25%
Remainder of Other Expenses		0.07%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	1.08%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Class S Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class S shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class S Shares Pro-Blend(R) Extended Term Series CLASS S	110	343	595	1,317

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 58% of the average value of its portfolio.
Principal Investment Strategies
By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities.
Principal Risks of Investing in the Series
Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the MSCI All Country World Index ex USA, 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Extended Term Series % Total Return

Quarterly Returns Highest (quarter ended 6/30/2009): 13.72% Lowest (quarter ended 12/31/2008): (16.16)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Class S Shares Pro-Blend(R) Extended Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS S	13.19%	3.19%	7.88%	8.60%	Oct 12, 1993
CLASS S Return After Taxes on Distributions	12.34%	2.69%	6.97%	6.81%	Oct 12, 1993
CLASS S Return After Taxes on Distributions and Sale of Series Shares	9.27%	2.58%	6.64%	6.61%	Oct 12, 1993
Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.18%	6.09%	Oct 31, 1993
15%/40%/45% Blended Index (reflect no deduction for fees, expenses, or taxes)	11.09%	3.62%	7.25%	7.20%	Oct 31, 1993

Performance numbers for the Series are calculated from October 12, 1993, the inception date of the Series. Performance numbers for the Indices are calculated from October 31, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Class S Shares | Pro-Blend(R) Extended Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Extended Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ primary objective is to provide long-term growth of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and its secondary objective is to provide preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class S shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND EXTENDED TERM SERIES – CLASS S Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 58% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Class S Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class S shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

		The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the MSCI All Country World Index ex USA, 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the MSCI All Country World Index ex USA, 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Extended Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 13.72% Lowest (quarter ended 12/31/2008): (16.16)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance numbers for the Series are calculated from October 12, 1993, the inception date of the Series. Performance numbers for the Indices are calculated from October 31, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class S Shares | Pro-Blend(R) Extended Term Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08% [1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	110
AFTER 3 YEARS	rr_ExpenseExampleYear03	343
AFTER 5 YEARS	rr_ExpenseExampleYear05	595
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,317
2003	rr_AnnualReturn2003	19.72%
2004	rr_AnnualReturn2004	13.12%
2005	rr_AnnualReturn2005	7.58%
2006	rr_AnnualReturn2006	17.13%
2007	rr_AnnualReturn2007	6.94%
2008	rr_AnnualReturn2008	(25.31%)
2009	rr_AnnualReturn2009	24.34%
2010	rr_AnnualReturn2010	12.89%
2011	rr_AnnualReturn2011	(1.41%)
2012	rr_AnnualReturn2012	13.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.16%)
1 Year	rr_AverageAnnualReturnYear01	13.19%
5 Years	rr_AverageAnnualReturnYear05	3.19%
10 Years	rr_AverageAnnualReturnYear10	7.88%
Since Inception	rr_AverageAnnualReturnSinceInception	8.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class S Shares | Pro-Blend(R) Extended Term Series | Return After Taxes on Distributions | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.34%
5 Years	rr_AverageAnnualReturnYear05	2.69%
10 Years	rr_AverageAnnualReturnYear10	6.97%
Since Inception	rr_AverageAnnualReturnSinceInception	6.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class S Shares | Pro-Blend(R) Extended Term Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.27%
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	6.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class S Shares | Pro-Blend(R) Extended Term Series | Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1993
Class S Shares | Pro-Blend(R) Extended Term Series | 15%/40%/45% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.09%
5 Years	rr_AverageAnnualReturnYear05	3.62%
10 Years	rr_AverageAnnualReturnYear10	7.25%
Since Inception	rr_AverageAnnualReturnSinceInception	7.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1993

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class S Shares | Pro-Blend(R) Maximum Term Series
Pro-Blend® Maximum Term Series Summary Section
Investment Goal
The Series’ objective is to provide long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class S shares of the Series.
PRO-BLEND MAXIMUM TERM SERIES – CLASS S Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class S Shares Pro-Blend(R) Maximum Term Series CLASS S
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class S Shares Pro-Blend(R) Maximum Term Series CLASS S
Management Fees		0.75%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.34%
Shareholder Services Fee		0.25%
Remainder of Other Expenses		0.09%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	1.10%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Class S Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class S shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class S Shares Pro-Blend(R) Maximum Term Series CLASS S	112	350	606	1,340

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 64% of the average value of its portfolio.
Principal Investment Strategies
The Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. In the fixed income portion of the portfolio, the Advisor invests primarily in investment grade securities and typically focuses on fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity.
Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
Because the Series may also invest in bonds, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the bonds held in the Series' portfolio. The value of a bond will also fall if its issuer defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

In addition, the Series carries risks due to its investments in foreign stocks. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 20% of which is the MSCI All Country World Index ex USA, 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Maximum Term Series % Total Return

Quarterly Returns Highest (quarter ended 6/30/2009): 18.69% Lowest (quarter ended 12/31/2008): (23.94)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Class S Shares Pro-Blend(R) Maximum Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS S	16.25%	1.61%	8.34%	8.75%	Nov 1, 1995
CLASS S Return After Taxes on Distributions	15.89%	1.47%	7.66%	7.14%	Nov 1, 1995
CLASS S Return After Taxes on Distributions and Sale of Series Shares	11.03%	1.35%	7.17%	6.86%	Nov 1, 1995
Russell 3000�� Index (reflect no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%	7.47%	Nov 1, 1995
20%/65%/15% Blended Index (reflect no deduction for fees, expenses, or taxes)	14.76%	1.96%	7.95%	7.15%	Nov 1, 1995

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Class S Shares | Pro-Blend(R) Maximum Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Maximum Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ objective is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class S shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND MAXIMUM TERM SERIES – CLASS S Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Class S Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class S shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

		The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. In the fixed income portion of the portfolio, the Advisor invests primarily in investment grade securities and typically focuses on fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
Because the Series may also invest in bonds, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the bonds held in the Series' portfolio. The value of a bond will also fall if its issuer defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

In addition, the Series carries risks due to its investments in foreign stocks. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 20% of which is the MSCI All Country World Index ex USA, 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 20% of which is the MSCI All Country World Index ex USA, 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Maximum Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 18.69% Lowest (quarter ended 12/31/2008): (23.94)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class S Shares | Pro-Blend(R) Maximum Term Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10% [1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	112
AFTER 3 YEARS	rr_ExpenseExampleYear03	350
AFTER 5 YEARS	rr_ExpenseExampleYear05	606
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,340
2003	rr_AnnualReturn2003	29.52%
2004	rr_AnnualReturn2004	15.73%
2005	rr_AnnualReturn2005	7.47%
2006	rr_AnnualReturn2006	20.49%
2007	rr_AnnualReturn2007	6.00%
2008	rr_AnnualReturn2008	(35.41%)
2009	rr_AnnualReturn2009	36.11%
2010	rr_AnnualReturn2010	14.08%
2011	rr_AnnualReturn2011	(7.11%)
2012	rr_AnnualReturn2012	16.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.94%)
1 Year	rr_AverageAnnualReturnYear01	16.25%
5 Years	rr_AverageAnnualReturnYear05	1.61%
10 Years	rr_AverageAnnualReturnYear10	8.34%
Since Inception	rr_AverageAnnualReturnSinceInception	8.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class S Shares | Pro-Blend(R) Maximum Term Series | Return After Taxes on Distributions | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.89%
5 Years	rr_AverageAnnualReturnYear05	1.47%
10 Years	rr_AverageAnnualReturnYear10	7.66%
Since Inception	rr_AverageAnnualReturnSinceInception	7.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class S Shares | Pro-Blend(R) Maximum Term Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.03%
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years	rr_AverageAnnualReturnYear10	7.17%
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class S Shares | Pro-Blend(R) Maximum Term Series | Russell 3000�� Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%
Since Inception	rr_AverageAnnualReturnSinceInception	7.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class S Shares | Pro-Blend(R) Maximum Term Series | 20%/65%/15% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.76%
5 Years	rr_AverageAnnualReturnYear05	1.96%
10 Years	rr_AverageAnnualReturnYear10	7.95%
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Target Income Series
Target Income Series Summary Section
Investment Goal
To provide current income and,
as a secondary objective, capital appreciation consistent with its asset allocation strategy.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Target Income Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Target Income Series		CLASS I	CLASS K	CLASS R	CLASS C
Management Fees		none	none	none	none
Distribution and Service (12b-1) Fees		none	0.25%	0.50%	1.00%
Other Expenses		0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses (AFFE)		0.68%	0.68%	0.68%	0.68%
Total Annual Fund Operating Expenses	[1]	0.93%	1.18%	1.43%	1.93%
Less Fee Waiver and/or Expense Reimbursement		(0.20%)	(0.20%)	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	0.73%	0.98%	1.23%	1.73%
[1]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until February 28, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Target Income Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
1 Year	75	100	125	176
3 Years	233	312	390	545
5 Year	406	542	676	939
10 Years	964	1,258	1,544	2,093

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 16% of the average value of its portfolio.
Principal Investment Strategies
The Series seeks to achieve its investment objective by investing in the Manning & Napier Pro-Blend® Conservative Term Series. The Pro-Blend® Conservative Term Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Pro-Blend® Conservative Term Series typically focuses on investment grade fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest in longer term securities (such as bonds with maturities of 10 years or more) and to a limited extent in lower-rated bonds (junk bonds). The Series' stock holdings may include dividend-paying common stocks as well as other U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts. The Series' investment in the Manning & Napier Pro-Blend® Conservative Term Series is expected to remain fixed over time. However, the Advisor may invest a limited portion of the Series' assets in the Manning & Napier Pro-Blend® Moderate Term Series if circumstances warrant a change. These circumstances may include factors affecting the overall economy or financial markets or factors that specifically relate to the Pro-Blend® Conservative Term Series, its assets, or its asset allocation strategies.

A portion of the portfolio of the Pro-Blend® Conservative Term Series is invested in dividend-paying common stocks. With respect to this portion of the portfolio, the Advisor seeks to identify stocks of companies trading primarily on U.S. stock exchanges in an effort to provide competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns. The Pro-Blend® Conservative Term Series may also invest in securities of issuers in the real estate industry, including real estate investment trusts (REITs) and real estate operating companies (REOCs).

The Series is currently 100% invested in the Pro-Blend® Conservative Term Series. As of December 31, 2012, the Pro-Blend® Conservative Term Series was invested in 32.86% stocks, 63.75% bonds, and 3.39% cash.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management and asset allocation.
Principal Risks of Investing in the Series
The Series is intended for investors currently in retirement or with other conservative investment objectives whose primary investment objective is current income, and who are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Target Income Series is expected to be the least volatile of all the Target Series.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying fund and the allocation of the underlying fund's assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. There is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investment in the Pro-Blend® Conservative Term Series, the Series will be subject to the risks associated with that Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — This is the risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — This is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. This risk is greater for junk bonds and other lower quality bonds, which are speculative in nature.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than market rates of interest, which could hurt the fund's yield or share price.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Quantitative strategy risk — Because a portion of the underlying fund's portfolio is selected using a quantitative investment approach based largely on the Advisor's review of historical information, the underlying fund is subject to additional risks. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor's judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect.

Real estate securities risk — The underlying fund's holdings in securities of issuers in the real estate industry, including its investments in REITs and REOCs, may subject it to additional risks, even though the underlying fund does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of the underlying fund's real estate related investments could result in the underlying fund being subject to the above risks to a greater degree.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund's liquidity and net asset value (NAV).
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target Income Blended Index. At December 31, 2012, the components of the Target Income Blended Index were as follows: Russell 3000® Index (22%), MSCI All Country World Index ex USA (8%), and Barclays Capital U.S. Intermediate Aggregate Bond Index (70%). The Target Income Blended Index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Target Income Series – Class K Shares % Total Return

Quarterly Returns Highest (quarter ended 9/30/2009): 6.04% Lowest (quarter ended 9/30/2011): (3.67)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Target Income Series	1 Year	Since Inception	Inception Date
Class K Shares	8.69%	5.46%	Mar 28, 2008
Class K Shares Return After Taxes on Distributions	7.29%	4.31%	Mar 28, 2008
Class K Shares Return After Taxes on Distributions and Sale of Series Shares	6.60%	4.20%	Mar 28, 2008
Class I Shares	9.04%	5.73%	Mar 28, 2008
Class R Shares	8.41%	5.20%	Mar 28, 2008
Class C Shares	7.91%	4.67%	Mar 28, 2008
Barclays Capital U.S. Intermediate Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	3.56%	5.17%	Mar 31, 2008
Target Income Blended Index (reflect no deduction for fees, expenses, or taxes)	6.89%	5.24%	Mar 31, 2008

Performance numbers for the Series are calculated from March 28, 2008, the Series’ inception date. Performance numbers for the indices are calculated from March 31, 2008. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Target Income Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Target Income Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide current income and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	as a secondary objective, capital appreciation consistent with its asset allocation strategy.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until February 28, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series seeks to achieve its investment objective by investing in the Manning & Napier Pro-Blend® Conservative Term Series. The Pro-Blend® Conservative Term Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Pro-Blend® Conservative Term Series typically focuses on investment grade fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest in longer term securities (such as bonds with maturities of 10 years or more) and to a limited extent in lower-rated bonds (junk bonds). The Series' stock holdings may include dividend-paying common stocks as well as other U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts. The Series' investment in the Manning & Napier Pro-Blend® Conservative Term Series is expected to remain fixed over time. However, the Advisor may invest a limited portion of the Series' assets in the Manning & Napier Pro-Blend® Moderate Term Series if circumstances warrant a change. These circumstances may include factors affecting the overall economy or financial markets or factors that specifically relate to the Pro-Blend® Conservative Term Series, its assets, or its asset allocation strategies.

A portion of the portfolio of the Pro-Blend® Conservative Term Series is invested in dividend-paying common stocks. With respect to this portion of the portfolio, the Advisor seeks to identify stocks of companies trading primarily on U.S. stock exchanges in an effort to provide competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns. The Pro-Blend® Conservative Term Series may also invest in securities of issuers in the real estate industry, including real estate investment trusts (REITs) and real estate operating companies (REOCs).

The Series is currently 100% invested in the Pro-Blend® Conservative Term Series. As of December 31, 2012, the Pro-Blend® Conservative Term Series was invested in 32.86% stocks, 63.75% bonds, and 3.39% cash.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

		The Series is designed to provide investors with investment management and asset allocation.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Series is intended for investors currently in retirement or with other conservative investment objectives whose primary investment objective is current income, and who are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Target Income Series is expected to be the least volatile of all the Target Series.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying fund and the allocation of the underlying fund's assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. There is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investment in the Pro-Blend® Conservative Term Series, the Series will be subject to the risks associated with that Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — This is the risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — This is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. This risk is greater for junk bonds and other lower quality bonds, which are speculative in nature.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than market rates of interest, which could hurt the fund's yield or share price.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Quantitative strategy risk — Because a portion of the underlying fund's portfolio is selected using a quantitative investment approach based largely on the Advisor's review of historical information, the underlying fund is subject to additional risks. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor's judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect.

Real estate securities risk — The underlying fund's holdings in securities of issuers in the real estate industry, including its investments in REITs and REOCs, may subject it to additional risks, even though the underlying fund does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of the underlying fund's real estate related investments could result in the underlying fund being subject to the above risks to a greater degree.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

		Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund's liquidity and net asset value (NAV).
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target Income Blended Index. At December 31, 2012, the components of the Target Income Blended Index were as follows: Russell 3000® Index (22%), MSCI All Country World Index ex USA (8%), and Barclays Capital U.S. Intermediate Aggregate Bond Index (70%). The Target Income Blended Index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target Income Blended Index. At December 31, 2012, the components of the Target Income Blended Index were as follows: Russell 3000® Index (22%), MSCI All Country World Index ex USA (8%), and Barclays Capital U.S. Intermediate Aggregate Bond Index (70%).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Target Income Series – Class K Shares % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 9/30/2009): 6.04% Lowest (quarter ended 9/30/2011): (3.67)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance numbers for the Series are calculated from March 28, 2008, the Series’ inception date. Performance numbers for the indices are calculated from March 31, 2008. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Target Income Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.73%	[1],[2]
1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	233
5 Year	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	964
1 Year	rr_AverageAnnualReturnYear01	9.04%
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target Income Series | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.98%	[1],[2]
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	312
5 Year	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,258
2009	rr_AnnualReturn2009	10.48%
2010	rr_AnnualReturn2010	9.27%
2011	rr_AnnualReturn2011	2.38%
2012	rr_AnnualReturn2012	8.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.67%)
1 Year	rr_AverageAnnualReturnYear01	8.69%
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target Income Series | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.23%	[1],[2]
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	390
5 Year	rr_ExpenseExampleYear05	676
10 Years	rr_ExpenseExampleYear10	1,544
1 Year	rr_AverageAnnualReturnYear01	8.41%
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target Income Series | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.73%	[1],[2]
1 Year	rr_ExpenseExampleYear01	176
3 Years	rr_ExpenseExampleYear03	545
5 Year	rr_ExpenseExampleYear05	939
10 Years	rr_ExpenseExampleYear10	2,093
1 Year	rr_AverageAnnualReturnYear01	7.91%
Since Inception	rr_AverageAnnualReturnSinceInception	4.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target Income Series | Return After Taxes on Distributions | CLASS K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target Income Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.60%
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target Income Series | Barclays Capital U.S. Intermediate Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.56%
Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Target Income Series | Target Income Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008

[1]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Target 2010 Series
Target 2010 Series Summary Section
Investment Goal
To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Target 2010 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Target 2010 Series		CLASS I	CLASS K	CLASS R	CLASS C
Management Fees		none	none	none	none
Distribution and Service (12b-1) Fees		none	0.25%	0.50%	1.00%
Other Expenses		0.32%	0.32%	0.32%	0.32%
Acquired Fund Fees and Expenses (AFFE)		0.77%	0.77%	0.77%	0.77%
Total Annual Fund Operating Expenses	[1]	1.09%	1.34%	1.59%	2.09%
Less Fee Waiver and/or Expense Reimbursement		(0.27%)	(0.27%)	(0.27%)	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	0.82%	1.07%	1.32%	1.82%
[1]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until February 28, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Target 2010 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
1 Year	84	109	134	185
3 Years	262	340	418	573
5 Year	455	590	723	985
10 Years	1,091	1,381	1,664	2,207

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 30% of the average value of its portfolio.
Principal Investment Strategies
The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. The Series’ target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within five years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series' current target allocation among the underlying funds is as follows:

▪Manning & Napier Pro-Blend® Conservative Term Series	60%

▪Manning & Napier Pro-Blend® Moderate Term Series	40%

▪Manning & Napier Pro-Blend® Extended Term Series	0%

▪Manning & Napier Pro-Blend® Maximum Term Series	0%

As of December 31, 2012, the asset allocation of the Pro-Blend® Moderate Term Series was 45.03% stocks, 51.54% bonds, and 3.43% cash and that of the Pro-Blend® Conservative Term Series was 32.86% stocks, 63.75% bonds, and 3.39% cash.

The Pro-Blend® Moderate Term Series invests primarily in common stocks and investment grade intermediate- to long-term fixed income securities. The Pro-Blend® Moderate Term Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts. The Pro-Blend® Conservative Term Series invests primarily in investment grade short- to intermediate-term fixed income securities, but it may also invest in lower-rated bonds and in longer-term securities (such as bonds with maturities of 10 years or more). The Pro-Blend® Conservative Term Series may invest in U.S. Treasury securities, mortgage-backed securities, and corporate bonds. The Pro-Blend® Conservative Term Series’ stock holdings may include dividend-paying common stocks as well as other U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts.

A portion of the portfolio of the Pro-Blend® Conservative Term Series is invested in dividend-paying common stocks. For this portion of the portfolio, the Advisor seeks to identify stocks of companies trading primarily on U.S. stock exchanges in an effort to provide competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns.

In general, the Series’ target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date in accordance with a predetermined “glide range”. The graph below represents this glide range and illustrates the range of equity exposure and equity allocation midpoints over time. As illustrated below, the Series’ target asset allocation to equities will continue to be reduced for five years beyond the Series’ target date.

At any given time, however, the Series’ actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.
Principal Risks of Investing in the Series
The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series, but less volatile than the other Target Date Series.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investments in the Pro-Blend® Conservative Term Series and Pro-Blend® Moderate Term Series, the Series will be subject to the risks associated with each Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Fixed income risk — The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. This risk is greater for junk bonds and other lower quality bonds, which are speculative in nature.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Quantitative strategy risk — Because a portion of the Pro-Blend® Conservative Term Series’ portfolio is selected using a quantitative investment approach based largely on the Advisor’s review of historical information, the Pro-Blend® Conservative Term Series is subject to additional risks. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor’s judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund’s shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund’s liquidity and net asset value (NAV).
Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2010 Blended Index, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2010 Series’ asset classes based on the midpoints of their respective weightings in the Series’ asset allocation glide range. At December 31, 2012, the components of the Target 2010 Blended Index were as follows: Russell 3000® Index (27%), MSCI All Country World Index ex USA (9%), Barclays Capital U.S. Aggregate Bond Index (38%) and Barclays Capital U.S. Intermediate Aggregate Bond Index (26%). The Target 2010 Blended Index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Target 2010 Series – Class K Shares % Total Return

Quarterly Returns Highest (quarter ended 9/30/2009): 9.95% Lowest (quarter ended 9/30/2011): (7.84)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Target 2010 Series	1 Year	Since Inception	Inception Date
Class K Shares	10.49%	4.77%	Mar 28, 2008
Class K Shares Return After Taxes on Distributions	9.29%	3.72%	Mar 28, 2008
Class K Shares Return After Taxes on Distributions and Sale of Series Shares	7.66%	3.77%	Mar 28, 2008
Class I Shares	10.72%	5.03%	Mar 28, 2008
Class R Shares	10.15%	4.51%	Mar 28, 2008
Class C Shares	9.56%	4.01%	Mar 28, 2008
Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	4.22%	5.79%	Mar 31, 2008
Target 2010 Blended Index (reflect no deduction for fees, expenses, or taxes)	8.28%	5.06%	Mar 31, 2008

Performance numbers for the Series are calculated from March 28, 2008, the Series’ inception date. Performance numbers for the indices are calculated from March 31, 2008. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Target 2010 Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Target 2010 Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until February 28, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. The Series’ target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within five years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series' current target allocation among the underlying funds is as follows:

▪Manning & Napier Pro-Blend® Conservative Term Series	60%

▪Manning & Napier Pro-Blend® Moderate Term Series	40%

▪Manning & Napier Pro-Blend® Extended Term Series	0%

▪Manning & Napier Pro-Blend® Maximum Term Series	0%

As of December 31, 2012, the asset allocation of the Pro-Blend® Moderate Term Series was 45.03% stocks, 51.54% bonds, and 3.43% cash and that of the Pro-Blend® Conservative Term Series was 32.86% stocks, 63.75% bonds, and 3.39% cash.

The Pro-Blend® Moderate Term Series invests primarily in common stocks and investment grade intermediate- to long-term fixed income securities. The Pro-Blend® Moderate Term Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts. The Pro-Blend® Conservative Term Series invests primarily in investment grade short- to intermediate-term fixed income securities, but it may also invest in lower-rated bonds and in longer-term securities (such as bonds with maturities of 10 years or more). The Pro-Blend® Conservative Term Series may invest in U.S. Treasury securities, mortgage-backed securities, and corporate bonds. The Pro-Blend® Conservative Term Series’ stock holdings may include dividend-paying common stocks as well as other U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts.

A portion of the portfolio of the Pro-Blend® Conservative Term Series is invested in dividend-paying common stocks. For this portion of the portfolio, the Advisor seeks to identify stocks of companies trading primarily on U.S. stock exchanges in an effort to provide competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns.

In general, the Series’ target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date in accordance with a predetermined “glide range”. The graph below represents this glide range and illustrates the range of equity exposure and equity allocation midpoints over time. As illustrated below, the Series’ target asset allocation to equities will continue to be reduced for five years beyond the Series’ target date.

At any given time, however, the Series’ actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

		The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series, but less volatile than the other Target Date Series.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investments in the Pro-Blend® Conservative Term Series and Pro-Blend® Moderate Term Series, the Series will be subject to the risks associated with each Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Fixed income risk — The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. This risk is greater for junk bonds and other lower quality bonds, which are speculative in nature.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Quantitative strategy risk — Because a portion of the Pro-Blend® Conservative Term Series’ portfolio is selected using a quantitative investment approach based largely on the Advisor’s review of historical information, the Pro-Blend® Conservative Term Series is subject to additional risks. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor’s judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

		Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund’s shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund’s liquidity and net asset value (NAV).
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2010 Blended Index, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2010 Series’ asset classes based on the midpoints of their respective weightings in the Series’ asset allocation glide range. At December 31, 2012, the components of the Target 2010 Blended Index were as follows: Russell 3000® Index (27%), MSCI All Country World Index ex USA (9%), Barclays Capital U.S. Aggregate Bond Index (38%) and Barclays Capital U.S. Intermediate Aggregate Bond Index (26%). The Target 2010 Blended Index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2010 Blended Index, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2010 Series’ asset classes based on the midpoints of their respective weightings in the Series’ asset allocation glide range.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Target 2010 Series – Class K Shares % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 9/30/2009): 9.95% Lowest (quarter ended 9/30/2011): (7.84)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance numbers for the Series are calculated from March 28, 2008, the Series’ inception date. Performance numbers for the indices are calculated from March 31, 2008. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Target 2010 Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.82%	[1],[2]
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Year	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,091
1 Year	rr_AverageAnnualReturnYear01	10.72%
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2010 Series | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.07%	[1],[2]
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	340
5 Year	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,381
2009	rr_AnnualReturn2009	18.80%
2010	rr_AnnualReturn2010	10.66%
2011	rr_AnnualReturn2011	0.28%
2012	rr_AnnualReturn2012	10.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.84%)
1 Year	rr_AverageAnnualReturnYear01	10.49%
Since Inception	rr_AverageAnnualReturnSinceInception	4.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2010 Series | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.32%	[1],[2]
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	418
5 Year	rr_ExpenseExampleYear05	723
10 Years	rr_ExpenseExampleYear10	1,664
1 Year	rr_AverageAnnualReturnYear01	10.15%
Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2010 Series | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.82%	[1],[2]
1 Year	rr_ExpenseExampleYear01	185
3 Years	rr_ExpenseExampleYear03	573
5 Year	rr_ExpenseExampleYear05	985
10 Years	rr_ExpenseExampleYear10	2,207
1 Year	rr_AverageAnnualReturnYear01	9.56%
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2010 Series | Return After Taxes on Distributions | CLASS K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2010 Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.66%
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2010 Series | Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Target 2010 Series | Target 2010 Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.28%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008

[1]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Target 2015 Series
Target 2015 Series Summary Section
Investment Goal
To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Target 2015 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Target 2015 Series		CLASS I	CLASS K	CLASS R	CLASS C
Management Fees		none	none	none	none
Distribution and Service (12b-1) Fees		none	0.25%	0.50%	1.00%
Other Expenses	[1]	0.55%	0.55%	0.55%	0.55%
Acquired Fund Fees and Expenses (AFFE)	[2]	0.83%	0.83%	0.83%	0.83%
Total Annual Fund Operating Expenses	[3]	1.38%	1.63%	1.88%	2.38%
Less Fee Waiver and/or Expense Reimbursement		(0.50%)	(0.50%)	(0.50%)	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3][4]	0.88%	1.13%	1.38%	1.88%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	AFFE is based on the estimated amount of fees and expenses that will be incurred indirectly by the Series through its investments in the underlying fund(s) during the current fiscal year.
[3]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because (a) the other expenses are based on estimated amounts for the current fiscal year; and (b) the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[4]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2023 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until February 28, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Target 2015 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
1 Year	90	115	140	191
3 Years	281	359	437	591

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. For the period June 25, 2012 (inception date) to October 31, 2012, the portfolio turnover rate of the Series was 0% of the average value of its portfolio.
Principal Investment Strategies
The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. The Series’ target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within five years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series’ current target allocation among the underlying funds is as follows:

▪Manning & Napier Pro-Blend® Conservative Term Series	0%

▪Manning & Napier Pro-Blend® Moderate Term Series	90%

▪Manning & Napier Pro-Blend® Extended Term Series	10%

▪Manning & Napier Pro-Blend® Maximum Term Series	0%

As of December 31, 2012, the asset allocation of the Pro-Blend® Moderate Term Series was 45.03% stocks, 51.54% bonds, and 3.43% cash, and that of the Pro-Blend® Extended Term Series was 60.11% stocks, 37.89% bonds, and 2.00% cash. The Pro-Blend® Moderate Term Series invests primarily in common stocks and investment grade intermediate- to long-term fixed income securities. The Pro-Blend® Extended Term Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, investment grade fixed income securities. Both Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts.

In general, the Series’ target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date in accordance with a predetermined “glide range”. The graph below represents this glide range and illustrates the range of equity exposure and equity allocation midpoints over time. As illustrated below, the Series’ target asset allocation to equities will continue to be reduced for five years beyond the Series’ target date.

At any given time, however, the Series’ actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.
Principal Risks of Investing in the Series
The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series and the Series with target dates closer to the present date, but less volatile than the Series with target dates further in the future.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investments in the Pro-Blend® Moderate Term Series and Pro-Blend® Extended Term Series, the Series will be subject to the risks associated with each Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than market rates of interest, which could hurt the fund's yield or share price.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in the underlying fund may impact the underlying fund's liquidity and net asset value (NAV).
Summary of Past Performance
As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Target 2015 Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Target 2015 Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. For the period June 25, 2012 (inception date) to October 31, 2012, the portfolio turnover rate of the Series was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE is based on the estimated amount of fees and expenses that will be incurred indirectly by the Series through its investments in the underlying fund(s) during the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because (a) the other expenses are based on estimated amounts for the current fiscal year; and (b) the financial highlights include only the Series’ direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until February 28, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. The Series’ target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within five years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series’ current target allocation among the underlying funds is as follows:

▪Manning & Napier Pro-Blend® Conservative Term Series	0%

▪Manning & Napier Pro-Blend® Moderate Term Series	90%

▪Manning & Napier Pro-Blend® Extended Term Series	10%

▪Manning & Napier Pro-Blend® Maximum Term Series	0%

As of December 31, 2012, the asset allocation of the Pro-Blend® Moderate Term Series was 45.03% stocks, 51.54% bonds, and 3.43% cash, and that of the Pro-Blend® Extended Term Series was 60.11% stocks, 37.89% bonds, and 2.00% cash. The Pro-Blend® Moderate Term Series invests primarily in common stocks and investment grade intermediate- to long-term fixed income securities. The Pro-Blend® Extended Term Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, investment grade fixed income securities. Both Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts.

In general, the Series’ target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date in accordance with a predetermined “glide range”. The graph below represents this glide range and illustrates the range of equity exposure and equity allocation midpoints over time. As illustrated below, the Series’ target asset allocation to equities will continue to be reduced for five years beyond the Series’ target date.

At any given time, however, the Series’ actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

		The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series and the Series with target dates closer to the present date, but less volatile than the Series with target dates further in the future.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investments in the Pro-Blend® Moderate Term Series and Pro-Blend® Extended Term Series, the Series will be subject to the risks associated with each Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than market rates of interest, which could hurt the fund's yield or share price.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

		Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in the underlying fund may impact the underlying fund's liquidity and net asset value (NAV).
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.
Target 2015 Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[3]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.88%	[3],[4]
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
Target 2015 Series | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%	[3]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.13%	[3],[4]
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	359
Target 2015 Series | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%	[3]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.38%	[3],[4]
1 Year	rr_ExpenseExampleYear01	140
3 Years	rr_ExpenseExampleYear03	437
Target 2015 Series | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%	[3]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.88%	[3],[4]
1 Year	rr_ExpenseExampleYear01	191
3 Years	rr_ExpenseExampleYear03	591

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	AFFE is based on the estimated amount of fees and expenses that will be incurred indirectly by the Series through its investments in the underlying fund(s) during the current fiscal year.
[3]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because (a) the other expenses are based on estimated amounts for the current fiscal year; and (b) the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[4]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2023 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Target 2020 Series
Target 2020 Series Summary Section
Investment Goal
To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Target 2020 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Target 2020 Series		CLASS I	CLASS K	CLASS R	CLASS C
Management Fees		none	none	none	none
Distribution and Service (12b-1) Fees		none	0.25%	0.50%	1.00%
Other Expenses		0.13%	0.13%	0.13%	0.13%
Acquired Fund Fees and Expenses (AFFE)		0.82%	0.82%	0.82%	0.82%
Total Annual Fund Operating Expenses	[1]	0.95%	1.20%	1.45%	1.95%
Less Fee Waiver and/or Expense Reimbursement		(0.08%)	(0.08%)	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	0.87%	1.12%	1.37%	1.87%
[1]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until February 28, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Target 2020 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
1 Year	89	114	139	190
3 Years	278	356	434	588
5 Year	482	617	750	1,011
10 Years	1,095	1,385	1,668	2,211

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 24% of the average value of its portfolio.
Principal Investment Strategies
The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. The Series’ target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within five years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series’ current target allocation among the underlying funds is as follows:

▪Manning & Napier Pro-Blend® Conservative Term Series	0%

▪Manning & Napier Pro-Blend® Moderate Term Series	50%

▪Manning & Napier Pro-Blend® Extended Term Series	50%

▪Manning & Napier Pro-Blend® Maximum Term Series	0%

As of December 31, 2012, the asset allocation of the Pro-Blend® Moderate Term Series was 45.03% stocks, 51.54% bonds, and 3.43% cash, and that of the Pro-Blend® Extended Term Series was 60.11% stocks, 37.89% bonds, and 2.00% cash.

The Pro-Blend® Moderate Term Series invests primarily in common stocks and investment grade intermediate- to long-term fixed income securities. The Pro-Blend® Extended Term Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, investment grade fixed income securities. Both Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts.

In general, the Series’ target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date in accordance with a predetermined “glide range”. The graph below represents this glide range and illustrates the range of equity exposure and equity allocation midpoints over time. As illustrated below, the Series’ target asset allocation to equities will continue to be reduced for five years beyond the Series’ target date.

At any given time, however, the Series’ actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.
Principal Risks of Investing in the Series
The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series and the Series with target dates closer to the present date, but less volatile than the Series with target dates further in the future.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investments in the Pro-Blend® Moderate Term Series and Pro-Blend® Extended Term Series, the Series will be subject to the risks associated with those Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than market rates of interest, which could hurt the fund's yield or share price.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund's liquidity and net asset value (NAV).
Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2020 Blended Index, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2020 Series’ asset classes based on the midpoints of their respective weightings in the Series’ asset allocation glide range. At December 31, 2012, the components of the Target 2020 Blended Index were as follows: Russell 3000® Index (32%), MSCI All Country World Index ex USA (11%) and Barclays Capital U.S. Aggregate Bond Index (57%). The Target 2020 Blended Index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Target 2020 Series – Class K Shares % Total Return

Quarterly Returns Highest (quarter ended 6/30/2009): 13.64% Lowest (quarter ended 9/30/2011): (10.53)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Target 2020 Series	1 Year	Since Inception	Inception Date
Class K Shares	12.54%	4.64%	Mar 28, 2008
Class K Shares Return After Taxes on Distributions	11.30%	3.65%	Mar 28, 2008
Class K Shares Return After Taxes on Distributions and Sale of Series Shares	9.14%	3.71%	Mar 28, 2008
Class I Shares	12.65%	4.87%	Mar 28, 2008
Class R Shares	12.14%	4.32%	Mar 28, 2008
Class C Shares	11.60%	3.83%	Mar 28, 2008
Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	4.22%	5.79%	Mar 31, 2008
Target 2020 Blended Index (reflect no deduction for fees, expenses, or taxes)	10.14%	4.68%	Mar 31, 2008

Performance numbers for the Series are calculated from March 28, 2008, the Series’ inception date. Performance numbers for the indices are calculated from March 31, 2008. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Target 2020 Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Target 2020 Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until February 28, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. The Series’ target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within five years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series’ current target allocation among the underlying funds is as follows:

▪Manning & Napier Pro-Blend® Conservative Term Series	0%

▪Manning & Napier Pro-Blend® Moderate Term Series	50%

▪Manning & Napier Pro-Blend® Extended Term Series	50%

▪Manning & Napier Pro-Blend® Maximum Term Series	0%

As of December 31, 2012, the asset allocation of the Pro-Blend® Moderate Term Series was 45.03% stocks, 51.54% bonds, and 3.43% cash, and that of the Pro-Blend® Extended Term Series was 60.11% stocks, 37.89% bonds, and 2.00% cash.

The Pro-Blend® Moderate Term Series invests primarily in common stocks and investment grade intermediate- to long-term fixed income securities. The Pro-Blend® Extended Term Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, investment grade fixed income securities. Both Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts.

In general, the Series’ target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date in accordance with a predetermined “glide range”. The graph below represents this glide range and illustrates the range of equity exposure and equity allocation midpoints over time. As illustrated below, the Series’ target asset allocation to equities will continue to be reduced for five years beyond the Series’ target date.

At any given time, however, the Series’ actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

		The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series and the Series with target dates closer to the present date, but less volatile than the Series with target dates further in the future.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investments in the Pro-Blend® Moderate Term Series and Pro-Blend® Extended Term Series, the Series will be subject to the risks associated with those Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than market rates of interest, which could hurt the fund's yield or share price.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

		Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund's liquidity and net asset value (NAV).
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2020 Blended Index, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2020 Series’ asset classes based on the midpoints of their respective weightings in the Series’ asset allocation glide range. At December 31, 2012, the components of the Target 2020 Blended Index were as follows: Russell 3000® Index (32%), MSCI All Country World Index ex USA (11%) and Barclays Capital U.S. Aggregate Bond Index (57%). The Target 2020 Blended Index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2020 Blended Index, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2020 Series’ asset classes based on the midpoints of their respective weightings in the Series’ asset allocation glide range.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Target 2020 Series – Class K Shares % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 13.64% Lowest (quarter ended 9/30/2011): (10.53)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance numbers for the Series are calculated from March 28, 2008, the Series’ inception date. Performance numbers for the indices are calculated from March 31, 2008. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Target 2020 Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%	[1],[2]
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	278
5 Year	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	1,095
1 Year	rr_AverageAnnualReturnYear01	12.65%
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2020 Series | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[1],[2]
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	356
5 Year	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	1,385
2009	rr_AnnualReturn2009	24.21%
2010	rr_AnnualReturn2010	12.37%
2011	rr_AnnualReturn2011	(0.99%)
2012	rr_AnnualReturn2012	12.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.53%)
1 Year	rr_AverageAnnualReturnYear01	12.54%
Since Inception	rr_AverageAnnualReturnSinceInception	4.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2020 Series | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.37%	[1],[2]
1 Year	rr_ExpenseExampleYear01	139
3 Years	rr_ExpenseExampleYear03	434
5 Year	rr_ExpenseExampleYear05	750
10 Years	rr_ExpenseExampleYear10	1,668
1 Year	rr_AverageAnnualReturnYear01	12.14%
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2020 Series | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.87%	[1],[2]
1 Year	rr_ExpenseExampleYear01	190
3 Years	rr_ExpenseExampleYear03	588
5 Year	rr_ExpenseExampleYear05	1,011
10 Years	rr_ExpenseExampleYear10	2,211
1 Year	rr_AverageAnnualReturnYear01	11.60%
Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2020 Series | Return After Taxes on Distributions | CLASS K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.30%
Since Inception	rr_AverageAnnualReturnSinceInception	3.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2020 Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.14%
Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2020 Series | Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Target 2020 Series | Target 2020 Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.14%
Since Inception	rr_AverageAnnualReturnSinceInception	4.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008

[1]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Target 2025 Series
Target 2025 Series Summary Section
Investment Goal
To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Target 2025 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Target 2025 Series		CLASS I	CLASS K	CLASS R	CLASS C
Management Fees		none	none	none	none
Distribution and Service (12b-1) Fees		none	0.25%	0.50%	1.00%
Other Expenses	[1]	0.40%	0.40%	0.40%	0.40%
Acquired Fund Fees and Expenses (AFFE)	[2]	0.83%	0.83%	0.83%	0.83%
Total Annual Fund Operating Expenses	[3]	1.23%	1.48%	1.73%	2.23%
Less Fee Waiver and/or Expense Reimbursement		(0.35%)	(0.35%)	(0.35%)	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3][4]	0.88%	1.13%	1.38%	1.88%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	AFFE is based on the estimated amount of fees and expenses that will be incurred indirectly by the Series through its investments in the underlying fund(s) during the current fiscal year.
[3]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because (a) the other expenses are based on estimated amounts for the current fiscal year; and (b) the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[4]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2023 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until February 28, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Target 2025 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
1 Year	90	115	140	191
3 Years	281	359	437	591

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. For the period June 25, 2012 (inception date) to October 31, 2012, the portfolio turnover rate of the Series was 0% of the average value of its portfolio.
Principal Investment Strategies
The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. The Series’ target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within five years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series’ current target allocation among the underlying funds is as follows:

▪Manning & Napier Pro-Blend® Conservative Term Series	0%

▪Manning & Napier Pro-Blend® Moderate Term Series	0%

▪Manning & Napier Pro-Blend® Extended Term Series	90%

▪Manning & Napier Pro-Blend® Maximum Term Series	10%

As of December 31, 2012, the asset allocation of the Pro-Blend® Extended Term Series was 60.11% stocks, 37.89% bonds, and 2.00% cash, and that of the Pro-Blend® Maximum Term Series was 87.36% stocks, 10.18% bonds, and 2.46% cash.

The Pro-Blend® Extended Term Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, investment grade fixed income securities. The Pro-Blend® Maximum Term Series invests primarily in common stocks, but may invest to a lesser extent in investment grade fixed income investments of any maturity. Both Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts.

In general, the Series’ target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date in accordance with a predetermined “glide range”. The graph below represents this glide range and illustrates the range of equity exposure and equity allocation midpoints over time. As illustrated below, the Series’ target asset allocation to equities will continue to be reduced for five years beyond the Series’ target date.

At any given time, however, the Series’ actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.
Principal Risks of Investing in the Series
The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series and the Series with target dates closer to the present date, but less volatile than the Series with target dates further in the future.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investments in the Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, the Series will be subject to the risks associated with each Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in the underlying fund may impact the underlying fund's liquidity and net asset value (NAV).
Summary of Past Performance
As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Target 2025 Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Target 2025 Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. For the period June 25, 2012 (inception date) to October 31, 2012, the portfolio turnover rate of the Series was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE is based on the estimated amount of fees and expenses that will be incurred indirectly by the Series through its investments in the underlying fund(s) during the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because (a) the other expenses are based on estimated amounts for the current fiscal year; and (b) the financial highlights include only the Series’ direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until February 28, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. The Series’ target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within five years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series’ current target allocation among the underlying funds is as follows:

▪Manning & Napier Pro-Blend® Conservative Term Series	0%

▪Manning & Napier Pro-Blend® Moderate Term Series	0%

▪Manning & Napier Pro-Blend® Extended Term Series	90%

▪Manning & Napier Pro-Blend® Maximum Term Series	10%

As of December 31, 2012, the asset allocation of the Pro-Blend® Extended Term Series was 60.11% stocks, 37.89% bonds, and 2.00% cash, and that of the Pro-Blend® Maximum Term Series was 87.36% stocks, 10.18% bonds, and 2.46% cash.

The Pro-Blend® Extended Term Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, investment grade fixed income securities. The Pro-Blend® Maximum Term Series invests primarily in common stocks, but may invest to a lesser extent in investment grade fixed income investments of any maturity. Both Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts.

In general, the Series’ target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date in accordance with a predetermined “glide range”. The graph below represents this glide range and illustrates the range of equity exposure and equity allocation midpoints over time. As illustrated below, the Series’ target asset allocation to equities will continue to be reduced for five years beyond the Series’ target date.

At any given time, however, the Series’ actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

		The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series and the Series with target dates closer to the present date, but less volatile than the Series with target dates further in the future.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investments in the Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, the Series will be subject to the risks associated with each Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

		Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in the underlying fund may impact the underlying fund's liquidity and net asset value (NAV).
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.
Target 2025 Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%	[3]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.88%	[3],[4]
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
Target 2025 Series | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%	[3]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.13%	[3],[4]
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	359
Target 2025 Series | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%	[3]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.38%	[3],[4]
1 Year	rr_ExpenseExampleYear01	140
3 Years	rr_ExpenseExampleYear03	437
Target 2025 Series | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%	[3]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.88%	[3],[4]
1 Year	rr_ExpenseExampleYear01	191
3 Years	rr_ExpenseExampleYear03	591

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	AFFE is based on the estimated amount of fees and expenses that will be incurred indirectly by the Series through its investments in the underlying fund(s) during the current fiscal year.
[3]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because (a) the other expenses are based on estimated amounts for the current fiscal year; and (b) the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[4]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2023 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Target 2030 Series
Target 2030 Series Summary Section
Investment Goal
To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Target 2030 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Target 2030 Series		CLASS I	CLASS K	CLASS R	CLASS C
Management Fees		none	none	none	none
Distribution and Service (12b-1) Fees		none	0.25%	0.50%	1.00%
Other Expenses		0.14%	0.14%	0.14%	0.14%
Acquired Fund Fees and Expenses (AFFE)		0.83%	0.83%	0.83%	0.83%
Total Annual Fund Operating Expenses	[1]	0.97%	1.22%	1.47%	1.97%
Less Fee Waiver and/or Expense Reimbursement		(0.09%)	(0.09%)	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	0.88%	1.13%	1.38%	1.88%
[1]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until February 28, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Target 2030 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
1 Year	90	115	140	191
3 Years	281	359	437	591
5 Year	488	622	755	1,016
10 Years	1,110	1,400	1,682	2,224

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 62% of the average value of its portfolio.
Principal Investment Strategies
The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. The Series’ target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within five years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series’ current target allocation among the underlying funds is as follows:

▪Manning & Napier Pro-Blend® Conservative Term Series	0%

▪Manning & Napier Pro-Blend® Moderate Term Series	0%

▪Manning & Napier Pro-Blend® Extended Term Series	65%

▪Manning & Napier Pro-Blend® Maximum Term Series	35%

As of December 31, 2012, the asset allocation of the Pro-Blend® Extended Term Series was 60.11% stocks, 37.89% bonds, and 2.00% cash, and the asset allocation for the Pro-Blend® Maximum Term Series was 87.36% stocks, 10.18% bonds, and 2.46% cash.

The Pro-Blend® Extended Term Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, investment grade fixed income securities. The Pro-Blend® Maximum Term Series invests primarily in common stocks, but may invest to a lesser extent in investment grade fixed income investments of any maturity. Both Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts.

In general, the Series’ target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date in accordance with a predetermined “glide range”. The graph below represents this glide range and illustrates the range of equity exposure and equity allocation midpoints over time. As illustrated below, the Series’ target asset allocation to equities will continue to be reduced for five years beyond the Series’ target date.

At any given time, however, the Series’ actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.
Principal Risks of Investing in the Series
The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series and the Series with target dates closer to the present date, but less volatile than the Series with target dates further in the future.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investments in the Pro-Blend® Extended Term Series and the Pro-Blend® Maximum Term Series, the Series will be subject to the risks associated with those Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund's liquidity and net asset value (NAV).
Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2030 Blended Index, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2030 Series’ asset classes based on the midpoints of their respective weightings in the Series’ asset allocation glide range. At December 31, 2012, the components of the Target 2030 Blended Index were as follows: Russell 3000® Index (49%); MSCI All Country World Index ex USA (17%); and Barclays Capital U.S. Aggregate Bond Index (34%). The Target 2030 Blended Index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Target 2030 Series – Class K Shares % Total Return

Quarterly Returns Highest (quarter ended 6/30/2009): 16.20% Lowest (quarter ended 9/30/2011): (12.67)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Target 2030 Series	1 Year	Since Inception	Inception Date
Class K Shares	14.63%	4.40%	Mar 28, 2008
Class K Shares Return After Taxes on Distributions	13.61%	3.49%	Mar 28, 2008
Class K Shares Return After Taxes on Distributions and Sale of Series Shares	10.49%	3.51%	Mar 28, 2008
Class I Shares	14.81%	4.70%	Mar 28, 2008
Class R Shares	14.23%	4.17%	Mar 28, 2008
Class C Shares	13.69%	3.69%	Mar 28, 2008
Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	4.22%	5.79%	Mar 31, 2008
Target 2030 Blended Index (reflect no deduction for fees, expenses, or taxes)	11.79%	3.96%	Mar 31, 2008

Performance numbers for the Series are calculated from March 28, 2008, the Series’ inception date. Performance numbers for the indices are calculated from March 31, 2008. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Target 2030 Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Target 2030 Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 62% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until February 28, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. The Series’ target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within five years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series’ current target allocation among the underlying funds is as follows:

▪Manning & Napier Pro-Blend® Conservative Term Series	0%

▪Manning & Napier Pro-Blend® Moderate Term Series	0%

▪Manning & Napier Pro-Blend® Extended Term Series	65%

▪Manning & Napier Pro-Blend® Maximum Term Series	35%

As of December 31, 2012, the asset allocation of the Pro-Blend® Extended Term Series was 60.11% stocks, 37.89% bonds, and 2.00% cash, and the asset allocation for the Pro-Blend® Maximum Term Series was 87.36% stocks, 10.18% bonds, and 2.46% cash.

The Pro-Blend® Extended Term Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, investment grade fixed income securities. The Pro-Blend® Maximum Term Series invests primarily in common stocks, but may invest to a lesser extent in investment grade fixed income investments of any maturity. Both Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts.

In general, the Series’ target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date in accordance with a predetermined “glide range”. The graph below represents this glide range and illustrates the range of equity exposure and equity allocation midpoints over time. As illustrated below, the Series’ target asset allocation to equities will continue to be reduced for five years beyond the Series’ target date.

At any given time, however, the Series’ actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

		The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series and the Series with target dates closer to the present date, but less volatile than the Series with target dates further in the future.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investments in the Pro-Blend® Extended Term Series and the Pro-Blend® Maximum Term Series, the Series will be subject to the risks associated with those Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

		Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund's liquidity and net asset value (NAV).
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2030 Blended Index, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2030 Series’ asset classes based on the midpoints of their respective weightings in the Series’ asset allocation glide range. At December 31, 2012, the components of the Target 2030 Blended Index were as follows: Russell 3000® Index (49%); MSCI All Country World Index ex USA (17%); and Barclays Capital U.S. Aggregate Bond Index (34%). The Target 2030 Blended Index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2030 Blended Index, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2030 Series’ asset classes based on the midpoints of their respective weightings in the Series’ asset allocation glide range.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Target 2030 Series – Class K Shares % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 16.20% Lowest (quarter ended 9/30/2011): (12.67)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance numbers for the Series are calculated from March 28, 2008, the Series’ inception date. Performance numbers for the indices are calculated from March 31, 2008. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Target 2030 Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.88%	[1],[2]
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
5 Year	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,110
1 Year	rr_AverageAnnualReturnYear01	14.81%
Since Inception	rr_AverageAnnualReturnSinceInception	4.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2030 Series | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.13%	[1],[2]
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	359
5 Year	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	1,400
2009	rr_AnnualReturn2009	29.92%
2010	rr_AnnualReturn2010	13.47%
2011	rr_AnnualReturn2011	(2.70%)
2012	rr_AnnualReturn2012	14.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.67%)
1 Year	rr_AverageAnnualReturnYear01	14.63%
Since Inception	rr_AverageAnnualReturnSinceInception	4.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2030 Series | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.38%	[1],[2]
1 Year	rr_ExpenseExampleYear01	140
3 Years	rr_ExpenseExampleYear03	437
5 Year	rr_ExpenseExampleYear05	755
10 Years	rr_ExpenseExampleYear10	1,682
1 Year	rr_AverageAnnualReturnYear01	14.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2030 Series | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.88%	[1],[2]
1 Year	rr_ExpenseExampleYear01	191
3 Years	rr_ExpenseExampleYear03	591
5 Year	rr_ExpenseExampleYear05	1,016
10 Years	rr_ExpenseExampleYear10	2,224
1 Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2030 Series | Return After Taxes on Distributions | CLASS K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.61%
Since Inception	rr_AverageAnnualReturnSinceInception	3.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2030 Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.49%
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2030 Series | Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Target 2030 Series | Target 2030 Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008

[1]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Target 2035 Series
Target 2035 Series Summary Section
Investment Goal
To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Target 2035 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Target 2035 Series		CLASS I	CLASS K	CLASS R	CLASS C
Management Fees		none	none	none	none
Distribution and Service (12b-1) Fees		none	0.25%	0.50%	1.00%
Other Expenses	[1]	0.56%	0.56%	0.56%	0.56%
Acquired Fund Fees and Expenses (AFFE)	[2]	0.85%	0.85%	0.85%	0.85%
Total Annual Fund Operating Expenses	[3]	1.41%	1.66%	1.91%	2.41%
Less Fee Waiver and/or Expense Reimbursement		(0.51%)	(0.51%)	(0.51%)	(0.51%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3][4]	0.90%	1.15%	1.40%	1.90%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	AFFE is based on the estimated amount of fees and expenses that will be incurred indirectly by the Series through its investments in the underlying fund(s) during the current fiscal year.
[3]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because (a) the other expenses are based on estimated amounts for the current fiscal year; and (b) the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[4]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2023 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until February 28, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Target 2035 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
1 Year	92	117	143	193
3 Years	287	365	443	597

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. For the period June 25, 2012 (inception date) to October 31, 2012, the portfolio turnover rate of the Series was 0% of the average value of its portfolio.
Principal Investment Strategies
The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. The Series’ target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within five years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series’ current target allocation among the underlying funds is as follows:

▪Manning & Napier Pro-Blend® Conservative Term Series	0%

▪Manning & Napier Pro-Blend® Moderate Term Series	0%

▪Manning & Napier Pro-Blend® Extended Term Series	40%

▪Manning & Napier Pro-Blend® Maximum Term Series	60%

As of December 31, 2012, the asset allocation of the Pro-Blend® Extended Term Series was 60.11% stocks, 37.89% bonds, and 2.00% cash, and that of the Pro-Blend® Maximum Term Series was 87.36% stocks, 10.18% bonds, and 2.46% cash.

The Pro-Blend® Extended Term Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, investment grade fixed income securities. The Pro-Blend® Maximum Term Series invests primarily in common stocks, but may invest to a lesser extent in investment grade fixed income investments of any maturity. Both Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts.

In general, the Series’ target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date in accordance with a predetermined “glide range”. The graph below represents this glide range and illustrates the range of equity exposure and equity allocation midpoints over time. As illustrated below, the Series’ target asset allocation to equities will continue to be reduced for five years beyond the Series’ target date.

At any given time, however, the Series’ actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.
Principal Risks of Investing in the Series
The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series and the Series with target dates closer to the present date, but less volatile than the Series with target dates further in the future.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investments in the Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, the Series will be subject to the risks associated with those Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in the underlying fund may impact the underlying fund's liquidity and net asset value (NAV).
Summary of Past Performance
As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Target 2035 Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Target 2035 Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. For the period June 25, 2012 (inception date) to October 31, 2012, the portfolio turnover rate of the Series was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE is based on the estimated amount of fees and expenses that will be incurred indirectly by the Series through its investments in the underlying fund(s) during the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because (a) the other expenses are based on estimated amounts for the current fiscal year; and (b) the financial highlights include only the Series’ direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until February 28, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. The Series’ target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within five years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series’ current target allocation among the underlying funds is as follows:

▪Manning & Napier Pro-Blend® Conservative Term Series	0%

▪Manning & Napier Pro-Blend® Moderate Term Series	0%

▪Manning & Napier Pro-Blend® Extended Term Series	40%

▪Manning & Napier Pro-Blend® Maximum Term Series	60%

As of December 31, 2012, the asset allocation of the Pro-Blend® Extended Term Series was 60.11% stocks, 37.89% bonds, and 2.00% cash, and that of the Pro-Blend® Maximum Term Series was 87.36% stocks, 10.18% bonds, and 2.46% cash.

The Pro-Blend® Extended Term Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, investment grade fixed income securities. The Pro-Blend® Maximum Term Series invests primarily in common stocks, but may invest to a lesser extent in investment grade fixed income investments of any maturity. Both Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts.

In general, the Series’ target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date in accordance with a predetermined “glide range”. The graph below represents this glide range and illustrates the range of equity exposure and equity allocation midpoints over time. As illustrated below, the Series’ target asset allocation to equities will continue to be reduced for five years beyond the Series’ target date.

At any given time, however, the Series’ actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

		The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series and the Series with target dates closer to the present date, but less volatile than the Series with target dates further in the future.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investments in the Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, the Series will be subject to the risks associated with those Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

		Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in the underlying fund may impact the underlying fund's liquidity and net asset value (NAV).
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.
Target 2035 Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[3]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[3],[4]
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	287
Target 2035 Series | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%	[3]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[3],[4]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	365
Target 2035 Series | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%	[3]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%	[3],[4]
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	443
Target 2035 Series | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%	[3]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.90%	[3],[4]
1 Year	rr_ExpenseExampleYear01	193
3 Years	rr_ExpenseExampleYear03	597

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	AFFE is based on the estimated amount of fees and expenses that will be incurred indirectly by the Series through its investments in the underlying fund(s) during the current fiscal year.
[3]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because (a) the other expenses are based on estimated amounts for the current fiscal year; and (b) the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[4]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2023 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Target 2040 Series
Target 2040 Series Summary Section
Investment Goal
To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Target 2040 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Target 2040 Series		CLASS I	CLASS K	CLASS R	CLASS C
Management Fees		none	none	none	none
Distribution and Service (12b-1) Fees		none	0.25%	0.50%	1.00%
Other Expenses		0.19%	0.19%	0.19%	0.19%
Acquired Fund Fees and Expenses (AFFE)		0.84%	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	[1]	1.03%	1.28%	1.53%	2.03%
Less Fee Waiver and/or Expense Reimbursement		(0.14%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	0.89%	1.14%	1.39%	1.89%
[1]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until February 28, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Target 2040 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
1 Year	91	116	142	192
3 Years	284	362	440	594
5 Year	493	628	761	1,021
10 Years	1,136	1,425	1,707	2,248

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 24% of the average value of its portfolio.
Principal Investment Strategies
The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. The Series’ target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within five years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series’ current target allocation among the underlying funds is as follows:

▪Manning & Napier Pro-Blend® Conservative Term Series	0%

▪Manning & Napier Pro-Blend® Moderate Term Series	0%

▪Manning & Napier Pro-Blend® Extended Term Series	15%

▪Manning & Napier Pro-Blend® Maximum Term Series	85%

As of December 31, 2012, the asset allocation of the Pro-Blend® Extended Term Series was 60.11% stocks, 37.89% bonds, and 2.00% cash, and the asset allocation for the Pro-Blend® Maximum Term Series was 87.36% stocks, 10.18% bonds, and 2.46% cash.

The Pro-Blend® Extended Term Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, investment grade fixed income securities. The Pro-Blend® Maximum Term Series invests primarily in common stocks, but may invest to a lesser extent in investment grade fixed income securities of any maturity. Both Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts.

In general, the Series’ target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date in accordance with a predetermined “glide range”. The graph below represents this glide range and illustrates the range of equity exposure and equity allocation midpoints over time. As illustrated below, the Series’ target asset allocation to equities will continue to be reduced for five years beyond the Series’ target date.

At any given time, however, the Series’ actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.
Principal Risks of Investing in the Series
The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series and the Series with target dates closer to the present date, but less volatile than the Series with target dates further in the future.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investments in the Pro-Blend® Extended Term Series and the Pro-Blend® Maximum Term Series, the Series will be subject to the risks associated with that Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund's liquidity and net asset value (NAV).
Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2040 Blended Index, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2040 Series’ asset classes based on the midpoints of their respective weightings in the Series’ asset allocation glide range. At December 31, 2012, the components of the Target 2040 Blended Index were as follows: Russell 3000® Index (60%); MSCI All Country World Index ex USA (20%); and Barclays Capital U.S. Aggregate Bond Index (20%). The Target 2040 Blended Index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Target 2040 Series – Class K Shares % Total Return

Quarterly Returns Highest (quarter ended 6/30/2009): 18.67% Lowest (quarter ended (9/30/2011): (16.98)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Target 2040 Series	1 Year	Since Inception	Inception Date
Class K Shares	15.90%	3.90%	Mar 28, 2008
Class K Shares Return After Taxes on Distributions	15.37%	3.42%	Mar 28, 2008
Class K Shares Return After Taxes on Distributions and Sale of Series Shares	11.00%	3.27%	Mar 28, 2008
Class I Shares	16.20%	4.21%	Mar 28, 2008
Class R Shares	15.63%	3.68%	Mar 28, 2008
Class C Shares	15.10%	3.19%	Mar 28, 2008
Russell 3000�� Index (reflect no deduction for fees, expenses, or taxes)	16.42%	4.33%	Mar 31, 2008
Target 2040 Blended Index (reflect no deduction for fees, expenses, or taxes)	14.51%	3.75%	Mar 31, 2008

Performance numbers for the Series are calculated from March 28, 2008, the Series’ inception date. Performance numbers for the indices are calculated from March 31, 2008. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Target 2040 Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Target 2040 Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until February 28, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. The Series’ target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within five years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series’ current target allocation among the underlying funds is as follows:

▪Manning & Napier Pro-Blend® Conservative Term Series	0%

▪Manning & Napier Pro-Blend® Moderate Term Series	0%

▪Manning & Napier Pro-Blend® Extended Term Series	15%

▪Manning & Napier Pro-Blend® Maximum Term Series	85%

As of December 31, 2012, the asset allocation of the Pro-Blend® Extended Term Series was 60.11% stocks, 37.89% bonds, and 2.00% cash, and the asset allocation for the Pro-Blend® Maximum Term Series was 87.36% stocks, 10.18% bonds, and 2.46% cash.

The Pro-Blend® Extended Term Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, investment grade fixed income securities. The Pro-Blend® Maximum Term Series invests primarily in common stocks, but may invest to a lesser extent in investment grade fixed income securities of any maturity. Both Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts.

In general, the Series’ target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date in accordance with a predetermined “glide range”. The graph below represents this glide range and illustrates the range of equity exposure and equity allocation midpoints over time. As illustrated below, the Series’ target asset allocation to equities will continue to be reduced for five years beyond the Series’ target date.

At any given time, however, the Series’ actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

		The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series and the Series with target dates closer to the present date, but less volatile than the Series with target dates further in the future.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investments in the Pro-Blend® Extended Term Series and the Pro-Blend® Maximum Term Series, the Series will be subject to the risks associated with that Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

		Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund's liquidity and net asset value (NAV).
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2040 Blended Index, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2040 Series’ asset classes based on the midpoints of their respective weightings in the Series’ asset allocation glide range. At December 31, 2012, the components of the Target 2040 Blended Index were as follows: Russell 3000® Index (60%); MSCI All Country World Index ex USA (20%); and Barclays Capital U.S. Aggregate Bond Index (20%). The Target 2040 Blended Index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2040 Blended Index, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2040 Series’ asset classes based on the midpoints of their respective weightings in the Series’ asset allocation glide range.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Target 2040 Series – Class K Shares % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 18.67% Lowest (quarter ended (9/30/2011): (16.98)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance numbers for the Series are calculated from March 28, 2008, the Series’ inception date. Performance numbers for the indices are calculated from March 31, 2008. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Target 2040 Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%	[1],[2]
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	284
5 Year	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,136
1 Year	rr_AverageAnnualReturnYear01	16.20%
Since Inception	rr_AverageAnnualReturnSinceInception	4.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2040 Series | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%	[1],[2]
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	362
5 Year	rr_ExpenseExampleYear05	628
10 Years	rr_ExpenseExampleYear10	1,425
2009	rr_AnnualReturn2009	35.10%
2010	rr_AnnualReturn2010	14.18%
2011	rr_AnnualReturn2011	(7.33%)
2012	rr_AnnualReturn2012	15.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.98%)
1 Year	rr_AverageAnnualReturnYear01	15.90%
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2040 Series | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%	[1],[2]
1 Year	rr_ExpenseExampleYear01	142
3 Years	rr_ExpenseExampleYear03	440
5 Year	rr_ExpenseExampleYear05	761
10 Years	rr_ExpenseExampleYear10	1,707
1 Year	rr_AverageAnnualReturnYear01	15.63%
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2040 Series | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.89%	[1],[2]
1 Year	rr_ExpenseExampleYear01	192
3 Years	rr_ExpenseExampleYear03	594
5 Year	rr_ExpenseExampleYear05	1,021
10 Years	rr_ExpenseExampleYear10	2,248
1 Year	rr_AverageAnnualReturnYear01	15.10%
Since Inception	rr_AverageAnnualReturnSinceInception	3.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2040 Series | Return After Taxes on Distributions | CLASS K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.37%
Since Inception	rr_AverageAnnualReturnSinceInception	3.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2040 Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.00%
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2040 Series | Russell 3000�� Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Target 2040 Series | Target 2040 Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.51%
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008

[1]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Target 2045 Series
Target 2045 Series Summary Section
Investment Goal
To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Target 2045 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Target 2045 Series		CLASS I	CLASS K	CLASS R	CLASS C
Management Fees		none	none	none	none
Distribution and Service (12b-1) Fees		none	0.25%	0.50%	1.00%
Other Expenses	[1]	0.86%	0.86%	0.86%	0.86%
Acquired Fund Fees and Expenses (AFFE)	[2]	0.84%	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	[3]	1.70%	1.95%	2.20%	2.70%
Less Fee Waiver and/or Expense Reimbursement		(0.81%)	(0.81%)	(0.81%)	(0.81%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3][4]	0.89%	1.14%	1.39%	1.89%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	AFFE is based on the estimated amount of fees and expenses that will be incurred indirectly by the Series through its investments in the underlying fund(s) during the current fiscal year.
[3]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because (a) the other expenses are based on estimated amounts for the current fiscal year; and (b) the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[4]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2023 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until February 28, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Target 2045 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
1 Year	91	116	142	192
3 Years	284	362	440	594

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. For the period June 25, 2012 (inception date) to October 31, 2012, the portfolio turnover rate of the Series was 0% of the average value of its portfolio.
Principal Investment Strategies
The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. The Series’ target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within five years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series’ current target allocation among the underlying funds is as follows:

▪Manning & Napier Pro-Blend® Conservative Term Series	0%

▪Manning & Napier Pro-Blend® Moderate Term Series	0%

▪Manning & Napier Pro-Blend® Extended Term Series	0%

▪Manning & Napier Pro-Blend® Maximum Term Series	100%

As of December 31, 2012, the asset allocation of the Pro-Blend® Maximum Term Series was 87.36% stocks, 10.18% bonds, and 2.46% cash.

The Pro-Blend® Maximum Term Series invests primarily in common stocks, but may invest to a lesser extent in investment grade fixed income securities of any maturity. The Pro-Blend® Maximum Term Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts.

In general, the Series’ target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date in accordance with a predetermined “glide range”. The graph below represents this glide range and illustrates the range of equity exposure and equity allocation midpoints over time. As illustrated below, the Series’ target asset allocation to equities will continue to be reduced for five years beyond the Series’ target date.

At any given time, however, the Series’ actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.
Principal Risks of Investing in the Series
The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series and the Series with target dates closer to the present date, but less volatile than the Series with target dates further in the future.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investment in the Pro-Blend® Maximum Term Series, the Series will be subject to the risks associated with that Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk—The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in the underlying fund may impact the underlying fund's liquidity and net asset value (NAV).
Summary of Past Performance
As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Target 2045 Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Target 2045 Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. For the period June 25, 2012 (inception date) to October 31, 2012, the portfolio turnover rate of the Series was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE is based on the estimated amount of fees and expenses that will be incurred indirectly by the Series through its investments in the underlying fund(s) during the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because (a) the other expenses are based on estimated amounts for the current fiscal year; and (b) the financial highlights include only the Series’ direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until February 28, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. The Series’ target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within five years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series’ current target allocation among the underlying funds is as follows:

▪Manning & Napier Pro-Blend® Conservative Term Series	0%

▪Manning & Napier Pro-Blend® Moderate Term Series	0%

▪Manning & Napier Pro-Blend® Extended Term Series	0%

▪Manning & Napier Pro-Blend® Maximum Term Series	100%

As of December 31, 2012, the asset allocation of the Pro-Blend® Maximum Term Series was 87.36% stocks, 10.18% bonds, and 2.46% cash.

The Pro-Blend® Maximum Term Series invests primarily in common stocks, but may invest to a lesser extent in investment grade fixed income securities of any maturity. The Pro-Blend® Maximum Term Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts.

In general, the Series’ target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date in accordance with a predetermined “glide range”. The graph below represents this glide range and illustrates the range of equity exposure and equity allocation midpoints over time. As illustrated below, the Series’ target asset allocation to equities will continue to be reduced for five years beyond the Series’ target date.

At any given time, however, the Series’ actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

		The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series and the Series with target dates closer to the present date, but less volatile than the Series with target dates further in the future.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investment in the Pro-Blend® Maximum Term Series, the Series will be subject to the risks associated with that Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk—The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

		Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in the underlying fund may impact the underlying fund's liquidity and net asset value (NAV).
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.
Target 2045 Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.86%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%	[3]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%	[3],[4]
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	284
Target 2045 Series | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.86%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%	[3]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%	[3],[4]
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	362
Target 2045 Series | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.86%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%	[3]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%	[3],[4]
1 Year	rr_ExpenseExampleYear01	142
3 Years	rr_ExpenseExampleYear03	440
Target 2045 Series | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.86%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.70%	[3]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.89%	[3],[4]
1 Year	rr_ExpenseExampleYear01	192
3 Years	rr_ExpenseExampleYear03	594

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	AFFE is based on the estimated amount of fees and expenses that will be incurred indirectly by the Series through its investments in the underlying fund(s) during the current fiscal year.
[3]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because (a) the other expenses are based on estimated amounts for the current fiscal year; and (b) the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[4]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2023 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Target 2050 Series
Target 2050 Series Summary Section
Investment Goal
To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Target 2050 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Target 2050 Series		CLASS I	CLASS K	CLASS R	CLASS C
Management Fees		none	none	none	none
Distribution and Service (12b-1) Fees		none	0.25%	0.50%	1.00%
Other Expenses		0.48%	0.48%	0.48%	0.48%
Acquired Fund Fees and Expenses (AFFE)		0.84%	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	[1]	1.32%	1.57%	1.82%	2.32%
Less Fee Waiver and/or Expense Reimbursement		(0.43%)	(0.43%)	(0.43%)	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	0.89%	1.14%	1.39%	1.89%
[1]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until February 28, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Target 2050 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
1 Year	91	116	142	192
3 Years	284	362	440	594
5 Year	493	628	761	1,021
10 Years	1,218	1,505	1,785	2,322

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 5% of the average value of its portfolio.
Principal Investment Strategies
The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. The Series’ target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within five years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series’ current target allocation among the underlying funds is as follows:

▪Manning & Napier Pro-Blend® Conservative Term Series	0%

▪Manning & Napier Pro-Blend® Moderate Term Series	0%

▪Manning & Napier Pro-Blend® Extended Term Series	0%

▪Manning & Napier Pro-Blend® Maximum Term Series	100%

As of December 31, 2012, the asset allocation of the Pro-Blend® Maximum Term Series was 87.36% stocks, 10.18% bonds, and 2.46% cash.

The Pro-Blend® Maximum Term Series invests primarily in common stocks, but may invest to a lesser extent in investment grade fixed income securities of any maturity. The Pro-Blend® Maximum Term Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts.

In general, the Series’ target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date in accordance with a predetermined “glide range”. The graph below represents this glide range and illustrates the range of equity exposure and equity allocation midpoints over time. As illustrated below, the Series’ target asset allocation to equities will continue to be reduced for five years beyond the Series’ target date.

At any given time, however, the Series’ actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.
Principal Risks of Investing in the Series
The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series and the Series with target dates closer to the present date, but less volatile than the Series with target dates further in the future.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investment in the Pro-Blend® Maximum Term Series, the Series will be subject to the risks associated with that Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund's liquidity and net asset value (NAV).
Summary of Past Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2050 Blended Index, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2050 Series’ asset classes based on the midpoints of their respective weightings in the Series’ asset allocation glide range. At December 31, 2012, the components of the Target 2050 Blended Index were as follows: Russell 3000® Index (62%); MSCI All Country World Index ex USA (21%); and Barclays Capital U.S. Aggregate Bond Index (17%). The Target 2050 Blended Index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Target 2050 Series – Class K Shares % Total Return

Quarterly Returns Highest (quarter ended 6/30/2009): 19.73% Lowest (quarter ended 9/30/2011): (16.92)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Target 2050 Series	1 Year	Since Inception	Inception Date
Class K Shares	16.22%	4.36%	Mar 28, 2008
Class K Shares Return After Taxes on Distributions	16.08%	4.03%	Mar 28, 2008
Class K Shares Return After Taxes on Distributions and Sale of Series Shares	10.72%	3.65%	Mar 28, 2008
Class I Shares	16.51%	4.65%	Mar 28, 2008
Class R Shares	15.92%	4.11%	Mar 28, 2008
Class C Shares	15.24%	3.59%	Mar 28, 2008
Russell 3000�� Index (reflect no deduction for fees, expenses, or taxes)	16.42%	4.33%	Mar 31, 2008
Target 2050 Blended Index (reflect no deduction for fees, expenses, or taxes)	14.74%	3.80%	Mar 31, 2008

Performance numbers for the Series are calculated from March 28, 2008, the Series’ inception date. Performance numbers for the indices are calculated from March 31, 2008. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Target 2050 Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Target 2050 Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until February 28, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. The Series’ target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within five years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series’ current target allocation among the underlying funds is as follows:

▪Manning & Napier Pro-Blend® Conservative Term Series	0%

▪Manning & Napier Pro-Blend® Moderate Term Series	0%

▪Manning & Napier Pro-Blend® Extended Term Series	0%

▪Manning & Napier Pro-Blend® Maximum Term Series	100%

As of December 31, 2012, the asset allocation of the Pro-Blend® Maximum Term Series was 87.36% stocks, 10.18% bonds, and 2.46% cash.

The Pro-Blend® Maximum Term Series invests primarily in common stocks, but may invest to a lesser extent in investment grade fixed income securities of any maturity. The Pro-Blend® Maximum Term Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts.

In general, the Series’ target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date in accordance with a predetermined “glide range”. The graph below represents this glide range and illustrates the range of equity exposure and equity allocation midpoints over time. As illustrated below, the Series’ target asset allocation to equities will continue to be reduced for five years beyond the Series’ target date.

At any given time, however, the Series’ actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

		The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series and the Series with target dates closer to the present date, but less volatile than the Series with target dates further in the future.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investment in the Pro-Blend® Maximum Term Series, the Series will be subject to the risks associated with that Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

		Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund's liquidity and net asset value (NAV).
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2050 Blended Index, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2050 Series’ asset classes based on the midpoints of their respective weightings in the Series’ asset allocation glide range. At December 31, 2012, the components of the Target 2050 Blended Index were as follows: Russell 3000® Index (62%); MSCI All Country World Index ex USA (21%); and Barclays Capital U.S. Aggregate Bond Index (17%). The Target 2050 Blended Index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2050 Blended Index, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2050 Series’ asset classes based on the midpoints of their respective weightings in the Series’ asset allocation glide range.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Target 2050 Series – Class K Shares % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 19.73% Lowest (quarter ended 9/30/2011): (16.92)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance numbers for the Series are calculated from March 28, 2008, the Series’ inception date. Performance numbers for the indices are calculated from March 31, 2008. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Target 2050 Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%	[1],[2]
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	284
5 Year	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,218
1 Year	rr_AverageAnnualReturnYear01	16.51%
Since Inception	rr_AverageAnnualReturnSinceInception	4.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2050 Series | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%	[1],[2]
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	362
5 Year	rr_ExpenseExampleYear05	628
10 Years	rr_ExpenseExampleYear10	1,505
2009	rr_AnnualReturn2009	34.40%
2010	rr_AnnualReturn2010	14.07%
2011	rr_AnnualReturn2011	(7.22%)
2012	rr_AnnualReturn2012	16.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.92%)
1 Year	rr_AverageAnnualReturnYear01	16.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2050 Series | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%	[1],[2]
1 Year	rr_ExpenseExampleYear01	142
3 Years	rr_ExpenseExampleYear03	440
5 Year	rr_ExpenseExampleYear05	761
10 Years	rr_ExpenseExampleYear10	1,785
1 Year	rr_AverageAnnualReturnYear01	15.92%
Since Inception	rr_AverageAnnualReturnSinceInception	4.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2050 Series | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.89%	[1],[2]
1 Year	rr_ExpenseExampleYear01	192
3 Years	rr_ExpenseExampleYear03	594
5 Year	rr_ExpenseExampleYear05	1,021
10 Years	rr_ExpenseExampleYear10	2,322
1 Year	rr_AverageAnnualReturnYear01	15.24%
Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2050 Series | Return After Taxes on Distributions | CLASS K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.08%
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2050 Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.72%
Since Inception	rr_AverageAnnualReturnSinceInception	3.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2050 Series | Russell 3000�� Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Target 2050 Series | Target 2050 Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.74%
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008

[1]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Target 2055 Series
Target 2055 Series Summary Section
Investment Goal
To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Target 2055 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Target 2055 Series		CLASS I	CLASS K	CLASS R	CLASS C
Management Fees		none	none	none	none
Distribution and Service (12b-1) Fees		none	0.25%	0.50%	1.00%
Other Expenses	[1]	1.46%	1.46%	1.46%	1.46%
Acquired Fund Fees and Expenses (AFFE)	[2]	0.84%	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	[3]	2.30%	2.55%	2.80%	3.30%
Less Fee Waiver and/or Expense Reimbursement		(1.41%)	(1.41%)	(1.41%)	(1.41%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3][4]	0.89%	1.14%	1.39%	1.89%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	AFFE is based on the estimated amount of fees and expenses that will be incurred indirectly by the Series through its investments in the underlying fund(s) during the current fiscal year.
[3]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because (a) the other expenses are based on estimated amounts for the current fiscal year; and (b) the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[4]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2023 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until February 28, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Target 2055 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
1 Year	91	116	142	192
3 Years	284	362	440	594

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. For the period June 25, 2012 (inception date) to October 31, 2012, the portfolio turnover rate of the Series was 0% of the average value of its portfolio.
Principal Investment Strategies
The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. The Series’ target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within five years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series’ current target allocation among the underlying funds is as follows:

As of December 31, 2012, the asset allocation of the Pro-Blend® Maximum Term Series was 87.36% stocks, 10.18% bonds, and 2.46% cash.

The Pro-Blend® Maximum Term Series invests primarily in common stocks, but may invest to a lesser extent in investment grade fixed income securities of any maturity. The Pro-Blend® Maximum Term Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts.

In general, the Series’ target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date in accordance with a predetermined “glide range”. The graph below represents this glide range and illustrates the range of equity exposure and equity allocation midpoints over time. As illustrated below, the Series’ target asset allocation to equities will continue to be reduced for five years beyond the Series’ target date.

▪Manning & Napier Pro-Blend® Conservative Term Series	0%

▪Manning & Napier Pro-Blend® Moderate Term Series	0%

▪Manning & Napier Pro-Blend® Extended Term Series	0%

▪Manning & Napier Pro-Blend® Maximum Term Series	100%

At any given time, however, the Series’ actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.
Principal Risks of Investing in the Series
The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series and each of the other Target Date Series.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks. Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investment in the Pro-Blend® Maximum Term Series, the Series will be subject to the risks associated with that Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in the underlying fund may impact the underlying fund's liquidity and net asset value (NAV).
Summary of Past Performance
As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Target 2055 Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Target 2055 Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. For the period June 25, 2012 (inception date) to October 31, 2012, the portfolio turnover rate of the Series was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE is based on the estimated amount of fees and expenses that will be incurred indirectly by the Series through its investments in the underlying fund(s) during the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because (a) the other expenses are based on estimated amounts for the current fiscal year; and (b) the financial highlights include only the Series’ direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until February 28, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. The Series’ target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within five years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series’ current target allocation among the underlying funds is as follows:

As of December 31, 2012, the asset allocation of the Pro-Blend® Maximum Term Series was 87.36% stocks, 10.18% bonds, and 2.46% cash.

The Pro-Blend® Maximum Term Series invests primarily in common stocks, but may invest to a lesser extent in investment grade fixed income securities of any maturity. The Pro-Blend® Maximum Term Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts.

In general, the Series’ target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date in accordance with a predetermined “glide range”. The graph below represents this glide range and illustrates the range of equity exposure and equity allocation midpoints over time. As illustrated below, the Series’ target asset allocation to equities will continue to be reduced for five years beyond the Series’ target date.

▪Manning & Napier Pro-Blend® Conservative Term Series	0%

▪Manning & Napier Pro-Blend® Moderate Term Series	0%

▪Manning & Napier Pro-Blend® Extended Term Series	0%

▪Manning & Napier Pro-Blend® Maximum Term Series	100%

At any given time, however, the Series’ actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

		The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series and each of the other Target Date Series.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks. Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investment in the Pro-Blend® Maximum Term Series, the Series will be subject to the risks associated with that Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

		Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in the underlying fund may impact the underlying fund's liquidity and net asset value (NAV).
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.
Target 2055 Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.46%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%	[3]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.41%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%	[3],[4]
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	284
Target 2055 Series | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.46%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.55%	[3]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.41%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%	[3],[4]
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	362
Target 2055 Series | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.46%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.80%	[3]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.41%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%	[3],[4]
1 Year	rr_ExpenseExampleYear01	142
3 Years	rr_ExpenseExampleYear03	440
Target 2055 Series | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.46%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.30%	[3]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.41%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.89%	[3],[4]
1 Year	rr_ExpenseExampleYear01	192
3 Years	rr_ExpenseExampleYear03	594

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	AFFE is based on the estimated amount of fees and expenses that will be incurred indirectly by the Series through its investments in the underlying fund(s) during the current fiscal year.
[3]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because (a) the other expenses are based on estimated amounts for the current fiscal year; and (b) the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[4]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2023 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Class A Shares | Tax Managed Series
Tax Managed Series – Class A Summary Section
Investment Goal
The Series’ investment objective is to provide maximum long-term growth while attempting to minimize the impact of taxes on the total return earned by shareholders.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
TAX MANAGED SERIES — CLASS A Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class A Shares Tax Managed Series CLASS A
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A Shares Tax Managed Series CLASS A
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.30%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses		1.31%
Less Fee Waiver and/or Expense Reimbursement		(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	1.21%
[1]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total direct annual fund operating expenses do not exceed 1.20% of the Series' average daily net assets. This contractual waiver will continue for a period of one year until at least February 28, 2014 and may not be amended or terminated prior to such date without the approval of the Series' Board of Directors.
[2]	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A Shares Tax Managed Series CLASS A	123	405	709	1,570

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 47% of the average value of its portfolio.
Principal Investment Strategies
The Series invests primarily in common stocks. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Advisor uses a “bottom-up” strategy, focusing on individual security selection to identify companies that it believes will make attractive long-term investments. The Series may invest in stocks of small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, capital appreciation in a mature market and high barriers to entry).
  Improving market share in consolidating industries.
  Low price relative to fundamental or breakup value.
While pursuing its goal of long-term growth, the Advisor attempts to minimize the impact of taxes on the total return earned by shareholders by:

  Avoiding sales of appreciated securities that result in capital gain, except when there are compelling investment reasons for the sale.
  When selling a position in a security, focusing on the highest cost lot of that security first, which reduces the amount of capital gain (or increases the amount of loss) realized by the Series.
  When appropriate, favoring the sale of securities producing long-term gain to those producing short-term gain.
  When appropriate, selling depreciated securities to realize losses to offset realized capital gains.
  When appropriate, favoring investment in low dividend, capital appreciation oriented stocks.
  When available and appropriate, using a tax accounting methodology to minimize taxable distributions.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  The U.S. and/or foreign stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
  The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.
  Low dividend, capital appreciation oriented stocks go down in value or underperform higher-yielding stocks.
Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Tax Managed Series – Class A Shares % Total Return

Quarterly Returns Highest (quarter ended 6/30/2009): 18.81% Lowest (quarter ended 12/31/2008): (24.90)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Class A Shares Tax Managed Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS A	17.86%	2.12%	8.57%	8.66%	Nov 1, 1995
CLASS A Return After Taxes on Distributions	17.06%	1.94%	8.01%	8.22%	Nov 1, 1995
CLASS A Return After Taxes on Distributions and Sale of Series Shares	12.67%	1.80%	7.51%	7.74%	Nov 1, 1995
Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)	16.42%	2.04%	7.68%	7.47%	Nov 1, 1995

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Class A Shares | Tax Managed Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tax Managed Series – Class A Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide maximum long-term growth while attempting to minimize the impact of taxes on the total return earned by shareholders.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	TAX MANAGED SERIES — CLASS A Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series invests primarily in common stocks. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Advisor uses a “bottom-up” strategy, focusing on individual security selection to identify companies that it believes will make attractive long-term investments. The Series may invest in stocks of small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, capital appreciation in a mature market and high barriers to entry).
  Improving market share in consolidating industries.
  Low price relative to fundamental or breakup value.
While pursuing its goal of long-term growth, the Advisor attempts to minimize the impact of taxes on the total return earned by shareholders by:

  Avoiding sales of appreciated securities that result in capital gain, except when there are compelling investment reasons for the sale.
  When selling a position in a security, focusing on the highest cost lot of that security first, which reduces the amount of capital gain (or increases the amount of loss) realized by the Series.
  When appropriate, favoring the sale of securities producing long-term gain to those producing short-term gain.
  When appropriate, selling depreciated securities to realize losses to offset realized capital gains.
  When appropriate, favoring investment in low dividend, capital appreciation oriented stocks.
  When available and appropriate, using a tax accounting methodology to minimize taxable distributions.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  The U.S. and/or foreign stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
  The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.
  Low dividend, capital appreciation oriented stocks go down in value or underperform higher-yielding stocks.
Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of a broad-based securities index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Tax Managed Series – Class A Shares % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 18.81% Lowest (quarter ended 12/31/2008): (24.90)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class A Shares | Tax Managed Series | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.21%	[1],[2]
AFTER 1 YEAR	rr_ExpenseExampleYear01	123
AFTER 3 YEARS	rr_ExpenseExampleYear03	405
AFTER 5 YEARS	rr_ExpenseExampleYear05	709
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,570
2003	rr_AnnualReturn2003	26.41%
2004	rr_AnnualReturn2004	17.28%
2005	rr_AnnualReturn2005	6.44%
2006	rr_AnnualReturn2006	23.60%
2007	rr_AnnualReturn2007	5.03%
2008	rr_AnnualReturn2008	(35.15%)
2009	rr_AnnualReturn2009	38.21%
2010	rr_AnnualReturn2010	14.92%
2011	rr_AnnualReturn2011	(8.50%)
2012	rr_AnnualReturn2012	17.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.90%)
1 Year	rr_AverageAnnualReturnYear01	17.86%
5 Years	rr_AverageAnnualReturnYear05	2.12%
10 Years	rr_AverageAnnualReturnYear10	8.57%
Since Inception	rr_AverageAnnualReturnSinceInception	8.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class A Shares | Tax Managed Series | Return After Taxes on Distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.06%
5 Years	rr_AverageAnnualReturnYear05	1.94%
10 Years	rr_AverageAnnualReturnYear10	8.01%
Since Inception	rr_AverageAnnualReturnSinceInception	8.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class A Shares | Tax Managed Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.67%
5 Years	rr_AverageAnnualReturnYear05	1.80%
10 Years	rr_AverageAnnualReturnYear10	7.51%
Since Inception	rr_AverageAnnualReturnSinceInception	7.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class A Shares | Tax Managed Series | Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%
Since Inception	rr_AverageAnnualReturnSinceInception	7.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995

[1]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total direct annual fund operating expenses do not exceed 1.20% of the Series' average daily net assets. This contractual waiver will continue for a period of one year until at least February 28, 2014 and may not be amended or terminated prior to such date without the approval of the Series' Board of Directors.
[2]	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Equity Series
Equity Series Summary Section
Investment Goal
The Series’ investment objective is to provide long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
TAX MANAGED SERIES – CLASS A Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Equity Series
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Equity Series
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.10%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses		1.11%
Less Fee Waiver and/or Expense Reimbursement		(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	1.06%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total direct annual fund operating expenses do not exceed 1.05% of the Series' average daily net assets. This contractual waiver will continue for a period of one year until at least February 28, 2014 and may not be amended or terminated prior to such date without the approval of the Series' Board of Directors.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Equity Series	108	348	607	1,347

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 63% of the average value of its portfolio.
Principal Investment Strategies
The Series will, under normal circumstances, invest at least 80% of its assets in equity securities. The Series invests primarily in common stocks of U.S. issuers. The Advisor uses a “bottom-up” strategy, focusing on individual security selection to identify companies that it believes will make attractive long-term investments. The Series may invest in stocks of small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, capital appreciation in a mature market and high barriers to entry).
  Improving market share in consolidating industries.
  Low price relative to fundamental or breakup value.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. stock markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.
The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Performance figures prior to July 10, 2002 reflect the performance of the Exeter Trust Company Group Trust for Employee Benefit Plans: All-Equity Collective Investment Trust (the Collective), which was managed by the Advisor and reorganized into the Series on that date. The Collective was not open to the public generally, or registered under the Investment Company Act of 1940 (1940 Act), or subject to certain restrictions that are imposed by the 1940 Act. If the Collective had been registered under the 1940 Act, performance may have been adversely affected. Because the fees of the Collective were lower than the Series’ fees, historical performance would have been lower if the Collective had been subject to the same fees. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Equity Series % Total Return

Quarterly Returns Highest (quarter ended 6/30/2009): 20.82% Lowest (quarter ended 12/31/2008): (26.54)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years	Since Inception	Inception Date
Equity Series	13.42%	1.52%	8.20%	6.52%	May 1, 1998
Equity Series Return After Taxes on Distributions	10.99%	0.93%	7.49%		May 1, 1998
Equity Series Return After Taxes on Distributions and Sale of Series Shares	11.49%	1.24%	7.09%		May 1, 1998
Equity Series Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)	16.42%	2.04%	7.68%	3.98%	May 1, 1998

Performance numbers for the Series and index are calculated from May 1, 1998, the Collective’s inception date. Historical after-tax returns are not presented for certain periods because prior to its reorganization, the Collective was not required to distribute income to investors annually. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Equity Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Equity Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	TAX MANAGED SERIES – CLASS A Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 63% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series will, under normal circumstances, invest at least 80% of its assets in equity securities. The Series invests primarily in common stocks of U.S. issuers. The Advisor uses a “bottom-up” strategy, focusing on individual security selection to identify companies that it believes will make attractive long-term investments. The Series may invest in stocks of small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, capital appreciation in a mature market and high barriers to entry).
  Improving market share in consolidating industries.
  Low price relative to fundamental or breakup value.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. stock markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.
The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Performance figures prior to July 10, 2002 reflect the performance of the Exeter Trust Company Group Trust for Employee Benefit Plans: All-Equity Collective Investment Trust (the Collective), which was managed by the Advisor and reorganized into the Series on that date. The Collective was not open to the public generally, or registered under the Investment Company Act of 1940 (1940 Act), or subject to certain restrictions that are imposed by the 1940 Act. If the Collective had been registered under the 1940 Act, performance may have been adversely affected. Because the fees of the Collective were lower than the Series’ fees, historical performance would have been lower if the Collective had been subject to the same fees. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Equity Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 20.82% Lowest (quarter ended 12/31/2008): (26.54)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance numbers for the Series and index are calculated from May 1, 1998, the Collective’s inception date. Historical after-tax returns are not presented for certain periods because prior to its reorganization, the Collective was not required to distribute income to investors annually. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Equity Series | Equity Series
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%	[1],[2]
AFTER 1 YEAR	rr_ExpenseExampleYear01	108
AFTER 3 YEARS	rr_ExpenseExampleYear03	348
AFTER 5 YEARS	rr_ExpenseExampleYear05	607
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,347
2003	rr_AnnualReturn2003	27.40%
2004	rr_AnnualReturn2004	15.87%
2005	rr_AnnualReturn2005	10.44%
2006	rr_AnnualReturn2006	20.65%
2007	rr_AnnualReturn2007	3.73%
2008	rr_AnnualReturn2008	(36.32%)
2009	rr_AnnualReturn2009	39.58%
2010	rr_AnnualReturn2010	13.87%
2011	rr_AnnualReturn2011	(6.05%)
2012	rr_AnnualReturn2012	13.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.54%)
1 Year	rr_AverageAnnualReturnYear01	13.42%
5 Years	rr_AverageAnnualReturnYear05	1.52%
10 Years	rr_AverageAnnualReturnYear10	8.20%
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1998
Equity Series | Return After Taxes on Distributions | Equity Series
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.99%
5 Years	rr_AverageAnnualReturnYear05	0.93%
10 Years	rr_AverageAnnualReturnYear10	7.49%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1998
Equity Series | Return After Taxes on Distributions and Sale of Series Shares | Equity Series
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.49%
5 Years	rr_AverageAnnualReturnYear05	1.24%
10 Years	rr_AverageAnnualReturnYear10	7.09%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1998
Equity Series | Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1998

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total direct annual fund operating expenses do not exceed 1.05% of the Series' average daily net assets. This contractual waiver will continue for a period of one year until at least February 28, 2014 and may not be amended or terminated prior to such date without the approval of the Series' Board of Directors.

Class I Shares | Pro-Blend(R) Conservative Term Series
Pro-Blend® Conservative Term Series Summary Section
Investment Goal
The Series’ primary objective is to provide preservation of capital, and its secondary objectives are to provide income and long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Series.
PRO-BLEND CONSERVATIVE TERM SERIES – CLASS I Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class I Shares Pro-Blend(R) Conservative Term Series CLASS I
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Shares Pro-Blend(R) Conservative Term Series CLASS I
Management Fees		0.60%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.08%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	0.69%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Class I shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class I shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class I Shares Pro-Blend(R) Conservative Term Series CLASS I	70	221	384	859

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 54% of the average value of its portfolio.
Principal Investment Strategies
In pursuit of the Series' primary goal, the Advisor seeks to protect capital while generating income and seeking growth opportunities as secondary priorities.

The Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities, but may also invest to a limited extent in non-investment grade securities (junk bonds). The Series may also invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs).

The Series may invest in stocks of small, large, or mid-size companies, and the Series' investments in stocks may be focused on dividend-paying common stocks. With respect to the portion of the portfolio that is invested in dividend-paying common stocks, the Advisor uses a quantitative approach to identify stocks of companies trading primarily on U.S. stock exchanges in an effort to provide competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns. The Series may also invest in securities of issuers in the real estate industry, including real estate investment trusts (REITs) and real estate operating companies (REOCs).
Principal Risks of Investing in the Series
Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because a portion of the Series' portfolio is selected using a quantitative investment approach based largely on the Advisor's review of historical information, the Series is subject to additional risks. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor's judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect.

The Series' holdings in securities of issuers in the real estate industry, including its investments in REITs and REOCs, may subject it to additional risks, even though the Series does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of the Series' real estate related investments could result in the Series being subject to the above risks to a greater degree.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The Series is subject to additional risks due to its ability to invest in high-yield bonds (junk bonds):
  High yield bonds may underperform other sectors of the bond market, or the market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
  The Series' investments in high yield bonds will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series’ Class I shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series’ Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index. Through May 31, 2012, the Conservative Term Composite Index consisted of the Russell 3000® Index (15%), MSCI All Country World Index ex USA (5%) and Barclays Capital U.S. Intermediate Aggregate Bond Index (80%); effective June 1, 2012, it consists of the Russell 3000® Index (22%), MSCI All Country World Index ex USA (8%) and Barclays Capital U.S. Intermediate Aggregate Bond Index (70%) to reflect a change in strategy of the Series. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Conservative Term Series % Total Return

Quarterly Returns Highest (quarter ended 9/30/2009): 6.06% Lowest (quarter ended 9/30/2011): (3.62)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Class I Shares Pro-Blend(R) Conservative Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS S	9.04%	5.31%	5.91%	6.16%	Nov 1, 1995
CLASS S Return After Taxes on Distributions	7.86%	4.27%	4.80%	4.69%	Nov 1, 1995
CLASS S Return After Taxes on Distributions and Sale of Series Shares	6.46%	4.07%	4.59%	4.52%	Nov 1, 1995
Barclays Capital U.S. Intermediate Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	3.56%	5.39%	4.80%	5.87%	Nov 1, 1995
Conservative Term Composite Benchmark (reflect no deduction for fees, expenses, or taxes)	7.36%	5.06%	5.83%	6.41%	Nov 1, 1995

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Class I Shares | Pro-Blend(R) Conservative Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Conservative Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ primary objective is to provide preservation of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and its secondary objectives are to provide income and long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND CONSERVATIVE TERM SERIES – CLASS I Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 54% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Class I shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class I shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuit of the Series' primary goal, the Advisor seeks to protect capital while generating income and seeking growth opportunities as secondary priorities.

The Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities, but may also invest to a limited extent in non-investment grade securities (junk bonds). The Series may also invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs).

		The Series may invest in stocks of small, large, or mid-size companies, and the Series' investments in stocks may be focused on dividend-paying common stocks. With respect to the portion of the portfolio that is invested in dividend-paying common stocks, the Advisor uses a quantitative approach to identify stocks of companies trading primarily on U.S. stock exchanges in an effort to provide competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns. The Series may also invest in securities of issuers in the real estate industry, including real estate investment trusts (REITs) and real estate operating companies (REOCs).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because a portion of the Series' portfolio is selected using a quantitative investment approach based largely on the Advisor's review of historical information, the Series is subject to additional risks. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor's judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect.

The Series' holdings in securities of issuers in the real estate industry, including its investments in REITs and REOCs, may subject it to additional risks, even though the Series does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of the Series' real estate related investments could result in the Series being subject to the above risks to a greater degree.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The Series is subject to additional risks due to its ability to invest in high-yield bonds (junk bonds):
  High yield bonds may underperform other sectors of the bond market, or the market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
  The Series' investments in high yield bonds will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series’ Class I shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series’ Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index. Through May 31, 2012, the Conservative Term Composite Index consisted of the Russell 3000® Index (15%), MSCI All Country World Index ex USA (5%) and Barclays Capital U.S. Intermediate Aggregate Bond Index (80%); effective June 1, 2012, it consists of the Russell 3000® Index (22%), MSCI All Country World Index ex USA (8%) and Barclays Capital U.S. Intermediate Aggregate Bond Index (70%) to reflect a change in strategy of the Series. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Conservative Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 9/30/2009): 6.06% Lowest (quarter ended 9/30/2011): (3.62)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Series’ Class I shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series’ Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The Class S shares are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class I Shares | Pro-Blend(R) Conservative Term Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69% [1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	70
AFTER 3 YEARS	rr_ExpenseExampleYear03	221
AFTER 5 YEARS	rr_ExpenseExampleYear05	384
AFTER 10 YEARS	rr_ExpenseExampleYear10	859
Class I Shares | Pro-Blend(R) Conservative Term Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	7.07%
2004	rr_AnnualReturn2004	6.25%
2005	rr_AnnualReturn2005	4.26%
2006	rr_AnnualReturn2006	8.56%
2007	rr_AnnualReturn2007	6.47%
2008	rr_AnnualReturn2008	(5.04%)
2009	rr_AnnualReturn2009	11.26%
2010	rr_AnnualReturn2010	9.55%
2011	rr_AnnualReturn2011	2.72%
2012	rr_AnnualReturn2012	9.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.62%)
1 Year	rr_AverageAnnualReturnYear01	9.04%
5 Years	rr_AverageAnnualReturnYear05	5.31%
10 Years	rr_AverageAnnualReturnYear10	5.91%
Since Inception	rr_AverageAnnualReturnSinceInception	6.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class I Shares | Pro-Blend(R) Conservative Term Series | Return After Taxes on Distributions | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.86%
5 Years	rr_AverageAnnualReturnYear05	4.27%
10 Years	rr_AverageAnnualReturnYear10	4.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class I Shares | Pro-Blend(R) Conservative Term Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.46%
5 Years	rr_AverageAnnualReturnYear05	4.07%
10 Years	rr_AverageAnnualReturnYear10	4.59%
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class I Shares | Pro-Blend(R) Conservative Term Series | Barclays Capital U.S. Intermediate Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.56%
5 Years	rr_AverageAnnualReturnYear05	5.39%
10 Years	rr_AverageAnnualReturnYear10	4.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class I Shares | Pro-Blend(R) Conservative Term Series | Conservative Term Composite Benchmark (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.36%
5 Years	rr_AverageAnnualReturnYear05	5.06%
10 Years	rr_AverageAnnualReturnYear10	5.83%
Since Inception	rr_AverageAnnualReturnSinceInception	6.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class I Shares | Pro-Blend(R) Moderate Term Series
Pro-Blend® Moderate Term Series Summary Section
Investment Goal
The Series’ investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Series.
PRO-BLEND MODERATE TERM SERIES – CLASS I Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class I Shares Pro-Blend(R) Moderate Term Series CLASS I
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Shares Pro-Blend(R) Moderate Term Series CLASS I
Management Fees		0.75%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.07%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	0.83%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Class I Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class I shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class I Shares Pro-Blend(R) Moderate Term Series CLASS I	85	265	460	1,025

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 47% of the average value of its portfolio.
Principal Investment Strategies
The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

The Series invests primarily in common stocks and intermediate to long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities.
Principal Risks of Investing in the Series
Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series’ Class I shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series’ Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the MSCI All Country World Index ex USA, 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manningnapier.com.
CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Moderate Term Series % Total Return

Quarterly Returns Highest (quarter ended 9/30/2009): 10.01% Lowest (quarter ended 12/31/2008): (11.73)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Class I Shares Pro-Blend(R) Moderate Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS S	11.71%	3.88%	7.09%	7.08%	Sep 15, 1993
CLASS S Return After Taxes on Distributions	10.62%	3.03%	6.04%	5.34%	Sep 15, 1993
CLASS S Return After Taxes on Distributions and Sale of Series Shares	8.30%	3.00%	5.78%	5.22%	Sep 15, 1993
Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.18%	6.09%	Sep 30, 1993
10%/30%/60% Blended Index (reflect no deduction for fees, expenses, or taxes)	9.22%	4.42%	6.75%	7.03%	Sep 30, 1993

Performance numbers for the Series are calculated from September 15, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from September 30, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Class I Shares | Pro-Blend(R) Moderate Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Moderate Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND MODERATE TERM SERIES – CLASS I Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Class I Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class I shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

		The Series invests primarily in common stocks and intermediate to long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series’ Class I shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series’ Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the MSCI All Country World Index ex USA, 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manningnapier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the MSCI All Country World Index ex USA, 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manningnapier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Moderate Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 9/30/2009): 10.01% Lowest (quarter ended 12/31/2008): (11.73)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Series’ Class I shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series’ Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The Class S shares are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance numbers for the Series are calculated from September 15, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from September 30, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class I Shares | Pro-Blend(R) Moderate Term Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83% [1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	85
AFTER 3 YEARS	rr_ExpenseExampleYear03	265
AFTER 5 YEARS	rr_ExpenseExampleYear05	460
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,025
Class I Shares | Pro-Blend(R) Moderate Term Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	15.07%
2004	rr_AnnualReturn2004	10.50%
2005	rr_AnnualReturn2005	6.48%
2006	rr_AnnualReturn2006	13.92%
2007	rr_AnnualReturn2007	6.34%
2008	rr_AnnualReturn2008	(18.41%)
2009	rr_AnnualReturn2009	19.24%
2010	rr_AnnualReturn2010	10.92%
2011	rr_AnnualReturn2011	0.17%
2012	rr_AnnualReturn2012	11.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.73%)
1 Year	rr_AverageAnnualReturnYear01	11.71%
5 Years	rr_AverageAnnualReturnYear05	3.88%
10 Years	rr_AverageAnnualReturnYear10	7.09%
Since Inception	rr_AverageAnnualReturnSinceInception	7.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class I Shares | Pro-Blend(R) Moderate Term Series | Return After Taxes on Distributions | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.62%
5 Years	rr_AverageAnnualReturnYear05	3.03%
10 Years	rr_AverageAnnualReturnYear10	6.04%
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class I Shares | Pro-Blend(R) Moderate Term Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.30%
5 Years	rr_AverageAnnualReturnYear05	3.00%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	5.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class I Shares | Pro-Blend(R) Moderate Term Series | Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1993
Class I Shares | Pro-Blend(R) Moderate Term Series | 10%/30%/60% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.22%
5 Years	rr_AverageAnnualReturnYear05	4.42%
10 Years	rr_AverageAnnualReturnYear10	6.75%
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1993

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class I Shares | Pro-Blend(R) Extended Term Series
Pro-Blend® Extended Term Series Summary Section
Investment Goal
The Series’ primary objective is to provide long-term growth of capital, and its secondary objective is to provide preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Series.
PRO-BLEND EXTENDED TERM SERIES – CLASS I Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class I Shares Pro-Blend(R) Extended Term Series CLASS I
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Shares Pro-Blend(R) Extended Term Series CLASS I
Management Fees		0.75%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.07%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	0.83%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series��� financial statements) because the financial highlights include only the Series��� direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Class I Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class I shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class I Shares Pro-Blend(R) Extended Term Series CLASS I	85	265	460	1,025

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 58% of the average value of its portfolio.
Principal Investment Strategies
By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities.
Principal Risks of Investing in the Series
Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series’ Class I shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series’ Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the MSCI All Country World Index ex USA, 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Extended Term Series % Total Return

Quarterly Returns Highest (quarter ended 6/30/2009): 13.74% Lowest (quarter ended 12/31/2008): (16.13)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Class I Shares Pro-Blend(R) Extended Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS S	13.43%	3.42%	8.00%	8.66%	Oct 12, 1993
CLASS S Return After Taxes on Distributions	12.03%	2.58%	6.92%	6.78%	Oct 12, 1993
CLASS S Return After Taxes on Distributions and Sale of Series Shares	9.83%	2.66%	6.68%	6.64%	Oct 12, 1993
Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.18%	6.09%	Oct 31, 1993
15%/40%/45% Blended Index (reflect no deduction for fees, expenses, or taxes)	11.09%	3.62%	7.25%	7.20%	Oct 31, 1993

Performance numbers for the Series are calculated from October 12, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from October 31, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Class I Shares | Pro-Blend(R) Extended Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Extended Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ primary objective is to provide long-term growth of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and its secondary objective is to provide preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND EXTENDED TERM SERIES – CLASS I Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 58% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Class I Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class I shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

		The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series’ Class I shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series’ Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the MSCI All Country World Index ex USA, 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the MSCI All Country World Index ex USA, 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Extended Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 13.74% Lowest (quarter ended 12/31/2008): (16.13)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Series' Class I shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series' Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The Class S shares are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance numbers for the Series are calculated from October 12, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from October 31, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class I Shares | Pro-Blend(R) Extended Term Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83% [1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	85
AFTER 3 YEARS	rr_ExpenseExampleYear03	265
AFTER 5 YEARS	rr_ExpenseExampleYear05	460
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,025
Class I Shares | Pro-Blend(R) Extended Term Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	19.72%
2004	rr_AnnualReturn2004	13.12%
2005	rr_AnnualReturn2005	7.58%
2006	rr_AnnualReturn2006	17.13%
2007	rr_AnnualReturn2007	6.94%
2008	rr_AnnualReturn2008	(25.31%)
2009	rr_AnnualReturn2009	24.61%
2010	rr_AnnualReturn2010	13.15%
2011	rr_AnnualReturn2011	(1.14%)
2012	rr_AnnualReturn2012	13.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.13%)
1 Year	rr_AverageAnnualReturnYear01	13.43%
5 Years	rr_AverageAnnualReturnYear05	3.42%
10 Years	rr_AverageAnnualReturnYear10	8.00%
Since Inception	rr_AverageAnnualReturnSinceInception	8.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class I Shares | Pro-Blend(R) Extended Term Series | Return After Taxes on Distributions | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.03%
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	6.92%
Since Inception	rr_AverageAnnualReturnSinceInception	6.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class I Shares | Pro-Blend(R) Extended Term Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	2.66%
10 Years	rr_AverageAnnualReturnYear10	6.68%
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class I Shares | Pro-Blend(R) Extended Term Series | Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1993
Class I Shares | Pro-Blend(R) Extended Term Series | 15%/40%/45% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.09%
5 Years	rr_AverageAnnualReturnYear05	3.62%
10 Years	rr_AverageAnnualReturnYear10	7.25%
Since Inception	rr_AverageAnnualReturnSinceInception	7.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1993

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series��� financial statements) because the financial highlights include only the Series��� direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class I Shares | Pro-Blend(R) Maximum Term Series
Pro-Blend® Maximum Term Series Summary Section
Investment Goal
The Series’ objective is to provide long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Series.
PRO-BLEND MAXIMUM TERM SERIES – CLASS I Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class I Shares Pro-Blend(R) Maximum Term Series CLASS I
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Shares Pro-Blend(R) Maximum Term Series CLASS I
Management Fees		0.75%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.09%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	0.85%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Class I Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class I shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class I Shares Pro-Blend(R) Maximum Term Series CLASS I	87	271	471	1,049

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 64% of the average value of its portfolio.
Principal Investment Strategies
The Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. In the fixed income portion of the portfolio, the Advisor invests primarily in investment grade securities and typically focuses on fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity.
Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
Because the Series may also invest in bonds, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the bonds held in the Series' portfolio. The value of a bond will also fall if its issuer defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

In addition, the Series carries risks due to its investments in foreign stocks. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar. The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series’ Class I shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series’ Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index, 20% of which is the MSCI All Country World Index ex USA, 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Maximum Term Series % Total Return

Quarterly Returns Highest (quarter ended 6/30/2009): 18.80% Lowest (quarter ended 12/31/2008): (23.94)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Class I Shares Pro-Blend(R) Maximum Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS S	16.50%	1.85%	8.47%	8.82%	Nov 1, 1995
CLASS S Return After Taxes on Distributions	15.88%	1.57%	7.71%	7.17%	Nov 1, 1995
CLASS S Return After Taxes on Distributions and Sale of Series Shares	11.55%	1.54%	7.27%	6.92%	Nov 1, 1995
Russell 3000�� Index (reflect no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%	7.47%	Nov 1, 1995
20%/65%/15% Blended Index (reflect no deduction for fees, expenses, or taxes)	14.76%	1.96%	7.95%	7.15%	Nov 1, 1995

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Class I Shares | Pro-Blend(R) Maximum Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Maximum Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ objective is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND MAXIMUM TERM SERIES – CLASS I Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Class I Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class I shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

		The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. In the fixed income portion of the portfolio, the Advisor invests primarily in investment grade securities and typically focuses on fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
Because the Series may also invest in bonds, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the bonds held in the Series' portfolio. The value of a bond will also fall if its issuer defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

In addition, the Series carries risks due to its investments in foreign stocks. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar. The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series’ Class I shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series’ Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index, 20% of which is the MSCI All Country World Index ex USA, 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index, 20% of which is the MSCI All Country World Index ex USA, 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Maximum Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 18.80% Lowest (quarter ended 12/31/2008): (23.94)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Series’ Class I shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series’ Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The Class S shares are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class I Shares | Pro-Blend(R) Maximum Term Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85% [1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	87
AFTER 3 YEARS	rr_ExpenseExampleYear03	271
AFTER 5 YEARS	rr_ExpenseExampleYear05	471
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,049
Class I Shares | Pro-Blend(R) Maximum Term Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	29.52%
2004	rr_AnnualReturn2004	15.73%
2005	rr_AnnualReturn2005	7.47%
2006	rr_AnnualReturn2006	20.49%
2007	rr_AnnualReturn2007	6.00%
2008	rr_AnnualReturn2008	(35.41%)
2009	rr_AnnualReturn2009	36.41%
2010	rr_AnnualReturn2010	14.46%
2011	rr_AnnualReturn2011	(6.85%)
2012	rr_AnnualReturn2012	16.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.94%)
1 Year	rr_AverageAnnualReturnYear01	16.50%
5 Years	rr_AverageAnnualReturnYear05	1.85%
10 Years	rr_AverageAnnualReturnYear10	8.47%
Since Inception	rr_AverageAnnualReturnSinceInception	8.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class I Shares | Pro-Blend(R) Maximum Term Series | Return After Taxes on Distributions | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.88%
5 Years	rr_AverageAnnualReturnYear05	1.57%
10 Years	rr_AverageAnnualReturnYear10	7.71%
Since Inception	rr_AverageAnnualReturnSinceInception	7.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class I Shares | Pro-Blend(R) Maximum Term Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.55%
5 Years	rr_AverageAnnualReturnYear05	1.54%
10 Years	rr_AverageAnnualReturnYear10	7.27%
Since Inception	rr_AverageAnnualReturnSinceInception	6.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class I Shares | Pro-Blend(R) Maximum Term Series | Russell 3000�� Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%
Since Inception	rr_AverageAnnualReturnSinceInception	7.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class I Shares | Pro-Blend(R) Maximum Term Series | 20%/65%/15% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.76%
5 Years	rr_AverageAnnualReturnYear05	1.96%
10 Years	rr_AverageAnnualReturnYear10	7.95%
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class C Shares | Pro-Blend(R) Conservative Term Series
Pro-Blend® Conservative Term Series Summary Section
Investment Goal
The Series’ primary objective is to provide preservation of capital, and its secondary objectives are to provide income and long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class C shares of the Series.
PRO-BLEND CONSERVATIVE TERM SERIES – CLASS C Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class C Shares Pro-Blend(R) Conservative Term Series CLASS C
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class C Shares Pro-Blend(R) Conservative Term Series CLASS C
Management Fees		0.60%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses		0.08%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	1.69%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Class C shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class C shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class C shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C Shares Pro-Blend(R) Conservative Term Series CLASS C Shares	172	533	918	1,998

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 54% of the average value of its portfolio.
Principal Investment Strategies
In pursuit of the Series' primary goal, the Advisor seeks to protect capital while generating income and seeking growth opportunities as secondary priorities.

The Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities, but may also invest to a limited extent in non-investment grade securities (junk bonds). The Series may also invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs).

The Series may invest in stocks of small, large, or mid-size companies, and the Series' investments in stocks may be focused on dividend-paying common stocks. With respect to the portion of the portfolio that is invested in dividend-paying common stocks, the Advisor uses a quantitative approach to identify stocks of companies trading primarily on U.S. stock exchanges in an effort to provide competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns. The Series may also invest in securities of issuers in the real estate industry, including real estate investment trusts (REITs) and real estate operating companies (REOCs).
Principal Risks of Investing in the Series
Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because a portion of the Series' portfolio is selected using a quantitative investment approach based largely on the Advisor's review of historical information, the Series is subject to additional risks. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor's judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect.

The Series' holdings in securities of issuers in the real estate industry, including its investments in REITs and REOCs, may subject it to additional risks, even though the Series does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of the Series' real estate related investments could result in the Series being subject to the above risks to a greater degree.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The Series is subject to additional risks due to its ability to invest in high-yield bonds (junk bonds):
  High yield bonds may underperform other sectors of the bond market, or the market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
  The Series' investments in high yield bonds will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series’ Class C shares commenced operations on January 4, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series’ Class S shares adjusted to reflect the higher expenses of the Class C shares. Because Class C shares of the Series invest in the same portfolio of securities, returns for the Class C shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class C shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index. Through May 31, 2012, the Conservative Term Composite Index consisted of the Russell 3000® Index (15%), MSCI All Country World Index ex USA (5%) and Barclays Capital U.S. Intermediate Aggregate Bond Index (80%); effective June 1, 2012, it consists of the Russell 3000® Index (22%), MSCI All Country World Index ex USA (8%) and Barclays Capital U.S. Intermediate Aggregate Bond Index (70%) to reflect a change in strategy of the Series. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Conservative Term Series % Total Return

Quarterly Returns Highest (quarter ended 9/30/2009): 5.91% Lowest (quarter ended 9/30/2011): (4.00)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Class C Shares Pro-Blend(R) Conservative Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS S	7.93%	4.31%	5.03%	5.35%	Nov 1, 1995
CLASS S Return After Taxes on Distributions	7.00%	3.69%	4.71%	5.16%	Nov 1, 1995
CLASS S Return After Taxes on Distributions and Sale of Series Shares	5.71%	3.46%	4.27%	4.70%	Nov 1, 1995
Barclays Capital U.S. Intermediate Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	3.56%	5.39%	4.80%	5.87%	Nov 1, 1995
Conservative Term Composite Benchmark (reflect no deduction for fees, expenses, or taxes)	7.36%	5.06%	5.83%	6.41%	Nov 1, 1995

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Class C Shares | Pro-Blend(R) Conservative Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Conservative Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ primary objective is to provide preservation of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and its secondary objectives are to provide income and long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class C shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND CONSERVATIVE TERM SERIES – CLASS C Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 54% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Class C shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class C shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class C shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuit of the Series' primary goal, the Advisor seeks to protect capital while generating income and seeking growth opportunities as secondary priorities.

The Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities, but may also invest to a limited extent in non-investment grade securities (junk bonds). The Series may also invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs).

		The Series may invest in stocks of small, large, or mid-size companies, and the Series' investments in stocks may be focused on dividend-paying common stocks. With respect to the portion of the portfolio that is invested in dividend-paying common stocks, the Advisor uses a quantitative approach to identify stocks of companies trading primarily on U.S. stock exchanges in an effort to provide competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns. The Series may also invest in securities of issuers in the real estate industry, including real estate investment trusts (REITs) and real estate operating companies (REOCs).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because a portion of the Series' portfolio is selected using a quantitative investment approach based largely on the Advisor's review of historical information, the Series is subject to additional risks. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor's judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect.

The Series' holdings in securities of issuers in the real estate industry, including its investments in REITs and REOCs, may subject it to additional risks, even though the Series does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of the Series' real estate related investments could result in the Series being subject to the above risks to a greater degree.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The Series is subject to additional risks due to its ability to invest in high-yield bonds (junk bonds):
  High yield bonds may underperform other sectors of the bond market, or the market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
  The Series' investments in high yield bonds will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series’ Class C shares commenced operations on January 4, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series’ Class S shares adjusted to reflect the higher expenses of the Class C shares. Because Class C shares of the Series invest in the same portfolio of securities, returns for the Class C shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class C shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index. Through May 31, 2012, the Conservative Term Composite Index consisted of the Russell 3000® Index (15%), MSCI All Country World Index ex USA (5%) and Barclays Capital U.S. Intermediate Aggregate Bond Index (80%); effective June 1, 2012, it consists of the Russell 3000® Index (22%), MSCI All Country World Index ex USA (8%) and Barclays Capital U.S. Intermediate Aggregate Bond Index (70%) to reflect a change in strategy of the Series. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Conservative Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 9/30/2009): 5.91% Lowest (quarter ended 9/30/2011): (4.00)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Series’ Class C shares commenced operations on January 4, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series’ Class S shares adjusted to reflect the higher expenses of the Class C shares. Because Class C shares of the Series invest in the same portfolio of securities, returns for the Class C shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class C shares have higher expenses. The Class S shares are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class C Shares | Pro-Blend(R) Conservative Term Series | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69% [1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	172
AFTER 3 YEARS	rr_ExpenseExampleYear03	533
AFTER 5 YEARS	rr_ExpenseExampleYear05	918
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,998
Class C Shares | Pro-Blend(R) Conservative Term Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	6.20%
2004	rr_AnnualReturn2004	5.58%
2005	rr_AnnualReturn2005	3.56%
2006	rr_AnnualReturn2006	7.83%
2007	rr_AnnualReturn2007	5.61%
2008	rr_AnnualReturn2008	(5.73%)
2009	rr_AnnualReturn2009	10.06%
2010	rr_AnnualReturn2010	8.53%
2011	rr_AnnualReturn2011	1.64%
2012	rr_AnnualReturn2012	7.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.00%)
1 Year	rr_AverageAnnualReturnYear01	7.93%
5 Years	rr_AverageAnnualReturnYear05	4.31%
10 Years	rr_AverageAnnualReturnYear10	5.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class C Shares | Pro-Blend(R) Conservative Term Series | Return After Taxes on Distributions | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.00%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	4.71%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class C Shares | Pro-Blend(R) Conservative Term Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.71%
5 Years	rr_AverageAnnualReturnYear05	3.46%
10 Years	rr_AverageAnnualReturnYear10	4.27%
Since Inception	rr_AverageAnnualReturnSinceInception	4.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class C Shares | Pro-Blend(R) Conservative Term Series | Barclays Capital U.S. Intermediate Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.56%
5 Years	rr_AverageAnnualReturnYear05	5.39%
10 Years	rr_AverageAnnualReturnYear10	4.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class C Shares | Pro-Blend(R) Conservative Term Series | Conservative Term Composite Benchmark (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.36%
5 Years	rr_AverageAnnualReturnYear05	5.06%
10 Years	rr_AverageAnnualReturnYear10	5.83%
Since Inception	rr_AverageAnnualReturnSinceInception	6.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class C Shares | Pro-Blend(R) Moderate Term Series
Pro-Blend® Moderate Term Series Summary Section
Investment Goal
The Series’ investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class C shares of the Series.
PRO-BLEND MODERATE TERM SERIES – CLASS C Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class C Shares Pro-Blend(R) Moderate Term Series CLASS C
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class C Shares Pro-Blend(R) Moderate Term Series CLASS C
Management Fees		0.75%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses		0.07%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	1.83%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Class C Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class C Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class C shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C Shares Pro-Blend(R) Moderate Term Series CLASS C	186	576	990	2,148

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 47% of the average value of its portfolio.
Principal Investment Strategies
The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

The Series invests primarily in common stocks and intermediate to long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities.
Principal Risks of Investing in the Series
Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series’ Class C shares commenced operations on January 4, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series’ Class S shares adjusted to reflect the higher expenses of the Class C shares. Because Class C shares of the Series invest in the same portfolio of securities, returns for the Class C shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class C shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the MSCI All Country World Index ex USA, 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Moderate Term Series % Total Return

Quarterly Returns Highest (quarter ended 9/30/2009): 9.70% Lowest (quarter ended 12/31/2008): (11.92)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Class C Shares Pro-Blend(R) Moderate Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS S	10.53%	2.86%	6.20%	6.29%	Sep 15, 1993
CLASS S Return After Taxes on Distributions	9.75%	2.38%	5.95%	6.16%	Sep 15, 1993
CLASS S Return After Taxes on Distributions and Sale of Series Shares	7.46%	2.31%	5.38%	5.65%	Sep 15, 1993
Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.18%	6.09%	Sep 30, 1993
10%/30%/60% Blended Index (reflect no deduction for fees, expenses, or taxes)	9.22%	4.42%	6.75%	7.03%	Sep 30, 1993

Performance numbers for the Series are calculated from September 15, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from September 30, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Class C Shares | Pro-Blend(R) Moderate Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Moderate Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class C shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND MODERATE TERM SERIES – CLASS C Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Class C Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class C Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class C shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

		The Series invests primarily in common stocks and intermediate to long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series’ Class C shares commenced operations on January 4, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series’ Class S shares adjusted to reflect the higher expenses of the Class C shares. Because Class C shares of the Series invest in the same portfolio of securities, returns for the Class C shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class C shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the MSCI All Country World Index ex USA, 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the MSCI All Country World Index ex USA, 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Moderate Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 9/30/2009): 9.70% Lowest (quarter ended 12/31/2008): (11.92)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Series’ Class C shares commenced operations on January 4, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series’ Class S shares adjusted to reflect the higher expenses of the Class C shares. Because Class C shares of the Series invest in the same portfolio of securities, returns for the Class C shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class C shares have higher expenses. The Class S shares are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance numbers for the Series are calculated from September 15, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from September 30, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class C Shares | Pro-Blend(R) Moderate Term Series | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83% [1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	186
AFTER 3 YEARS	rr_ExpenseExampleYear03	576
AFTER 5 YEARS	rr_ExpenseExampleYear05	990
AFTER 10 YEARS	rr_ExpenseExampleYear10	2,148
Class C Shares | Pro-Blend(R) Moderate Term Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	14.33%
2004	rr_AnnualReturn2004	9.73%
2005	rr_AnnualReturn2005	5.83%
2006	rr_AnnualReturn2006	13.09%
2007	rr_AnnualReturn2007	5.58%
2008	rr_AnnualReturn2008	(19.04%)
2009	rr_AnnualReturn2009	17.93%
2010	rr_AnnualReturn2010	9.92%
2011	rr_AnnualReturn2011	(0.75%)
2012	rr_AnnualReturn2012	10.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.92%)
1 Year	rr_AverageAnnualReturnYear01	10.53%
5 Years	rr_AverageAnnualReturnYear05	2.86%
10 Years	rr_AverageAnnualReturnYear10	6.20%
Since Inception	rr_AverageAnnualReturnSinceInception	6.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class C Shares | Pro-Blend(R) Moderate Term Series | Return After Taxes on Distributions | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.75%
5 Years	rr_AverageAnnualReturnYear05	2.38%
10 Years	rr_AverageAnnualReturnYear10	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class C Shares | Pro-Blend(R) Moderate Term Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.46%
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class C Shares | Pro-Blend(R) Moderate Term Series | Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1993
Class C Shares | Pro-Blend(R) Moderate Term Series | 10%/30%/60% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.22%
5 Years	rr_AverageAnnualReturnYear05	4.42%
10 Years	rr_AverageAnnualReturnYear10	6.75%
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1993

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class C Shares | Pro-Blend(R) Extended Term Series
Pro-Blend® Extended Term Series Summary Section
Investment Goal
The Series’ primary objective is to provide long-term growth of capital, and its secondary objective is to provide preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class C shares of the Series.
PRO-BLEND EXTENDED TERM SERIES – CLASS C Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class C Shares Pro-Blend(R) Extended Term Series CLASS C
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class C Shares Pro-Blend(R) Extended Term Series CLASS C
Management Fees		0.75%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses		0.07%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	1.83%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Class C Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class C Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class C shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C Shares Pro-Blend(R) Extended Term Series CLASS C	186	576	990	2,148

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 58% of the average value of its portfolio.
Principal Investment Strategies
By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities.
Principal Risks of Investing in the Series
Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series’ Class C shares commenced operations on January 4, 2010.Therefore, all performance below for the periods prior to that date reflect the performance of the Series’ Class S shares adjusted to reflect the higher expenses of the Class C shares. Because Class C shares of the Series invest in the same portfolio of securities, returns for the Class C shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class C shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the MSCI All Country World Index ex USA, 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Pro-Blended Extended Term Series % Total Return

Quarterly Returns Highest (quarter ended 6/30/2009): 13.46% Lowest (quarter ended 12/31/2008): (16.35)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Class C Shares Pro-Blend(R) Extended Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS S	12.36%	2.45%	7.12%	7.86%	Oct 12, 1993
CLASS S Return After Taxes on Distributions	11.32%	1.99%	6.88%	7.73%	Oct 12, 1993
CLASS S Return After Taxes on Distributions and Sale of Series Shares	8.99%	1.99%	6.23%	7.14%	Oct 12, 1993
Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.18%	6.09%	Oct 31, 1993
15%/40%/45% Blended Index (reflect no deduction for fees, expenses, or taxes)	11.09%	3.62%	7.25%	7.20%	Oct 31, 1993

Performance numbers for the Series are calculated from October 12, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from October 31, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Class C Shares | Pro-Blend(R) Extended Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Extended Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ primary objective is to provide long-term growth of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and its secondary objective is to provide preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class C shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND EXTENDED TERM SERIES – CLASS C Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 58% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Class C Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class C Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class C shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

		The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series’ Class C shares commenced operations on January 4, 2010.Therefore, all performance below for the periods prior to that date reflect the performance of the Series’ Class S shares adjusted to reflect the higher expenses of the Class C shares. Because Class C shares of the Series invest in the same portfolio of securities, returns for the Class C shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class C shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the MSCI All Country World Index ex USA, 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the MSCI All Country World Index ex USA, 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blended Extended Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 13.46% Lowest (quarter ended 12/31/2008): (16.35)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Series’ Class C shares commenced operations on January 4, 2010.Therefore, all performance below for the periods prior to that date reflect the performance of the Series’ Class S shares adjusted to reflect the higher expenses of the Class C shares. Because Class C shares of the Series invest in the same portfolio of securities, returns for the Class C shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class C shares have higher expenses. The Class S shares are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance numbers for the Series are calculated from October 12, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from October 31, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class C Shares | Pro-Blend(R) Extended Term Series | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83% [1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	186
AFTER 3 YEARS	rr_ExpenseExampleYear03	576
AFTER 5 YEARS	rr_ExpenseExampleYear05	990
AFTER 10 YEARS	rr_ExpenseExampleYear10	2,148
Class C Shares | Pro-Blend(R) Extended Term Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	18.86%
2004	rr_AnnualReturn2004	12.31%
2005	rr_AnnualReturn2005	6.94%
2006	rr_AnnualReturn2006	16.29%
2007	rr_AnnualReturn2007	6.17%
2008	rr_AnnualReturn2008	(25.92%)
2009	rr_AnnualReturn2009	23.54%
2010	rr_AnnualReturn2010	12.07%
2011	rr_AnnualReturn2011	(2.06%)
2012	rr_AnnualReturn2012	12.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.35%)
1 Year	rr_AverageAnnualReturnYear01	12.36%
5 Years	rr_AverageAnnualReturnYear05	2.45%
10 Years	rr_AverageAnnualReturnYear10	7.12%
Since Inception	rr_AverageAnnualReturnSinceInception	7.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class C Shares | Pro-Blend(R) Extended Term Series | Return After Taxes on Distributions | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.32%
5 Years	rr_AverageAnnualReturnYear05	1.99%
10 Years	rr_AverageAnnualReturnYear10	6.88%
Since Inception	rr_AverageAnnualReturnSinceInception	7.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class C Shares | Pro-Blend(R) Extended Term Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.99%
5 Years	rr_AverageAnnualReturnYear05	1.99%
10 Years	rr_AverageAnnualReturnYear10	6.23%
Since Inception	rr_AverageAnnualReturnSinceInception	7.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class C Shares | Pro-Blend(R) Extended Term Series | Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1993
Class C Shares | Pro-Blend(R) Extended Term Series | 15%/40%/45% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.09%
5 Years	rr_AverageAnnualReturnYear05	3.62%
10 Years	rr_AverageAnnualReturnYear10	7.25%
Since Inception	rr_AverageAnnualReturnSinceInception	7.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1993

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class C Shares | Pro-Blend(R) Maximum Term Series
Pro-Blend® Maximum Term Series Summary Section
Investment Goal
The Series’ objective is to provide long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class C shares of the Series.
PRO-BLEND MAXIMUM TERM SERIES – CLASS C Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class C Shares Pro-Blend(R) Maximum Term Series CLASS C
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class C Shares Pro-Blend(R) Maximum Term Series CLASS C
Management Fees		0.75%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses		0.09%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	1.85%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Class C Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class C Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class C shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C Shares Pro-Blend(R) Maximum Term Series CLASS C	188	582	1,001	2,169

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 64% of the average value of its portfolio.
Principal Investment Strategies
The Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. In the fixed income portion of the portfolio, the Advisor invests primarily in investment grade securities and typically focuses on fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity.
Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
Because the Series may also invest in bonds, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the bonds held in the Series' portfolio. The value of a bond will also fall if its issuer defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

In addition, the Series carries risks due to its investments in foreign stocks. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series’ Class C shares commenced operations on January 4, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series’ Class S shares adjusted to reflect the higher expenses of the Class C shares. Because Class C shares of the Series invest in the same portfolio of securities, returns for the Class C shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class C shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index, 20% of which is the MSCI All Country World Index ex USA, 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Maximum Term Series % Total Return

Quarterly Returns Highest (quarter ended 6/30/2009): 18.39% Lowest (quarter ended 12/31/2008): (24.09)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Class C Shares Pro-Blend(R) Maximum Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS S	15.31%	0.85%	7.58%	8.01%	Nov 1, 1995
CLASS S Return After Taxes on Distributions	14.84%	0.74%	7.53%	7.98%	Nov 1, 1995
CLASS S Return After Taxes on Distributions and Sale of Series Shares	10.57%	0.72%	6.71%	7.28%	Nov 1, 1995
Russell 3000�� Index (reflect no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%	7.47%	Nov 1, 1995
20%/65%/15% Blended Index (reflect no deduction for fees, expenses, or taxes)	14.76%	1.96%	7.95%	7.15%	Nov 1, 1995

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Class C Shares | Pro-Blend(R) Maximum Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Maximum Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ objective is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class C shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND MAXIMUM TERM SERIES – CLASS C Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Class C Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class C Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class C shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

		The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. In the fixed income portion of the portfolio, the Advisor invests primarily in investment grade securities and typically focuses on fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
Because the Series may also invest in bonds, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the bonds held in the Series' portfolio. The value of a bond will also fall if its issuer defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

In addition, the Series carries risks due to its investments in foreign stocks. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series’ Class C shares commenced operations on January 4, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series’ Class S shares adjusted to reflect the higher expenses of the Class C shares. Because Class C shares of the Series invest in the same portfolio of securities, returns for the Class C shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class C shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index, 20% of which is the MSCI All Country World Index ex USA, 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index, 20% of which is the MSCI All Country World Index ex USA, 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Maximum Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 18.39% Lowest (quarter ended 12/31/2008): (24.09)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Series’ Class C shares commenced operations on January 4, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series’ Class S shares adjusted to reflect the higher expenses of the Class C shares. Because Class C shares of the Series invest in the same portfolio of securities, returns for the Class C shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class C shares have higher expenses. The Class S shares are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class C Shares | Pro-Blend(R) Maximum Term Series | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85% [1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	188
AFTER 3 YEARS	rr_ExpenseExampleYear03	582
AFTER 5 YEARS	rr_ExpenseExampleYear05	1,001
AFTER 10 YEARS	rr_ExpenseExampleYear10	2,169
Class C Shares | Pro-Blend(R) Maximum Term Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	28.80%
2004	rr_AnnualReturn2004	15.04%
2005	rr_AnnualReturn2005	6.71%
2006	rr_AnnualReturn2006	19.65%
2007	rr_AnnualReturn2007	5.26%
2008	rr_AnnualReturn2008	(35.93%)
2009	rr_AnnualReturn2009	35.16%
2010	rr_AnnualReturn2010	13.28%
2011	rr_AnnualReturn2011	(7.78%)
2012	rr_AnnualReturn2012	15.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.09%)
1 Year	rr_AverageAnnualReturnYear01	15.31%
5 Years	rr_AverageAnnualReturnYear05	0.85%
10 Years	rr_AverageAnnualReturnYear10	7.58%
Since Inception	rr_AverageAnnualReturnSinceInception	8.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class C Shares | Pro-Blend(R) Maximum Term Series | Return After Taxes on Distributions | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.84%
5 Years	rr_AverageAnnualReturnYear05	0.74%
10 Years	rr_AverageAnnualReturnYear10	7.53%
Since Inception	rr_AverageAnnualReturnSinceInception	7.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class C Shares | Pro-Blend(R) Maximum Term Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.57%
5 Years	rr_AverageAnnualReturnYear05	0.72%
10 Years	rr_AverageAnnualReturnYear10	6.71%
Since Inception	rr_AverageAnnualReturnSinceInception	7.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class C Shares | Pro-Blend(R) Maximum Term Series | Russell 3000�� Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%
Since Inception	rr_AverageAnnualReturnSinceInception	7.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class C Shares | Pro-Blend(R) Maximum Term Series | 20%/65%/15% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.76%
5 Years	rr_AverageAnnualReturnYear05	1.96%
10 Years	rr_AverageAnnualReturnYear10	7.95%
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class Z and E Shares | Pro-Blend(R) Conservative Term Series
Pro-Blend® Conservative Term Series Summary Section
Investment Goal
The Series’ primary objective is to provide preservation of capital, and its secondary objectives are to provide income and long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold each class of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class Z and E Shares Pro-Blend(R) Conservative Term Series (USD $)	CLASS Z	CLASS E
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class Z and E Shares Pro-Blend(R) Conservative Term Series	CLASS Z	CLASS E
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.75%	0.25%
Other Expenses	0.08%	0.08%
Acquired Fund Fees and Expenses (AFFE)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.44%	0.94%

Example
The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class Z and E Shares Pro-Blend(R) Conservative Term Series (USD $)	CLASS Z	CLASS E
1 Year	147	96
3 Years	456	300
5 Year	787	520
10 Years	1,724	1,155

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 54% of the average value of its portfolio.
Principal Investment Strategies
In pursuit of the Series' primary goal, the Advisor seeks to protect capital while generating income and seeking growth opportunities as secondary priorities.

The Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities, but may also invest to a limited extent in non-investment grade securities (junk bonds). The Series may also invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs).

The Series may invest in stocks of small, large, or mid-size companies, and the Series' investments in stocks may be focused on dividend-paying common stocks. With respect to the portion of the portfolio that is invested in dividend-paying common stocks, the Advisor uses a quantitative approach to identify stocks of companies trading primarily on U.S. stock exchanges in an effort to provide competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns. The Series may also invest in securities of issuers in the real estate industry, including real estate investment trusts (REITs) and real estate operating companies (REOCs).
Principal Risks of Investing in the Series
Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because a portion of the Series' portfolio is selected using a quantitative investment approach based largely on the Advisor's review of historical information, the Series is subject to additional risks. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor's judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect.

The Series' holdings in securities of issuers in the real estate industry, including its investments in REITs and REOCs, may subject it to additional risks, even though the Series does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of the Series' real estate related investments could result in the Series being subject to the above risks to a greater degree.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The Series is subject to additional risks due to its ability to invest in high-yield bonds (junk bonds):
  High yield bonds may underperform other sectors of the bond market, or the market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
  The Series' investments in high yield bonds will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class Z or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index. Through May 31, 2012, the Conservative Term Composite Index consisted of the Russell 3000® Index (15%), MSCI All Country World Index ex USA (5%) and Barclays Capital U.S. Intermediate Aggregate Bond Index (80%); effective June 1, 2012, it consists of the Russell 3000® Index (22%), MSCI All Country World Index ex USA (8%) and Barclays Capital U.S. Intermediate Aggregate Bond Index (70%) to reflect a change in strategy of the Series. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Conservative Term Series - Class S Shares % Total return

Quarterly Returns Highest (quarter ended 9/30/2009): 6.05% Lowest (quarter ended 9/30/2011): (3.71)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Class Z and E Shares Pro-Blend(R) Conservative Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS S	8.76%	5.14%	5.82%	6.11%	Nov 1, 1995
CLASS S Return After Taxes on Distributions	7.86%	4.34%	4.84%	4.71%	Nov 1, 1995
CLASS S Return After Taxes on Distributions and Sale of Series Shares	6.16%	4.05%	4.57%	4.52%	Nov 1, 1995
Barclays Capital U.S. Intermediate Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	3.56%	5.39%	4.80%	5.87%	Nov 1, 1995
Conservative Term Composite Benchmark (reflect no deduction for fees, expenses, or taxes)	7.36%	5.06%	5.83%	6.41%	Nov 1, 1995

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Class Z and E Shares | Pro-Blend(R) Conservative Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Conservative Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ primary objective is to provide preservation of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and its secondary objectives are to provide income and long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold each class of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 54% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuit of the Series' primary goal, the Advisor seeks to protect capital while generating income and seeking growth opportunities as secondary priorities.

The Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities, but may also invest to a limited extent in non-investment grade securities (junk bonds). The Series may also invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs).

		The Series may invest in stocks of small, large, or mid-size companies, and the Series' investments in stocks may be focused on dividend-paying common stocks. With respect to the portion of the portfolio that is invested in dividend-paying common stocks, the Advisor uses a quantitative approach to identify stocks of companies trading primarily on U.S. stock exchanges in an effort to provide competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns. The Series may also invest in securities of issuers in the real estate industry, including real estate investment trusts (REITs) and real estate operating companies (REOCs).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because a portion of the Series' portfolio is selected using a quantitative investment approach based largely on the Advisor's review of historical information, the Series is subject to additional risks. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor's judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect.

The Series' holdings in securities of issuers in the real estate industry, including its investments in REITs and REOCs, may subject it to additional risks, even though the Series does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of the Series' real estate related investments could result in the Series being subject to the above risks to a greater degree.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The Series is subject to additional risks due to its ability to invest in high-yield bonds (junk bonds):
  High yield bonds may underperform other sectors of the bond market, or the market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
  The Series' investments in high yield bonds will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class Z or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index. Through May 31, 2012, the Conservative Term Composite Index consisted of the Russell 3000® Index (15%), MSCI All Country World Index ex USA (5%) and Barclays Capital U.S. Intermediate Aggregate Bond Index (80%); effective June 1, 2012, it consists of the Russell 3000® Index (22%), MSCI All Country World Index ex USA (8%) and Barclays Capital U.S. Intermediate Aggregate Bond Index (70%) to reflect a change in strategy of the Series. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	No Class Z or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Conservative Term Series - Class S Shares % Total return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 9/30/2009): 6.05% Lowest (quarter ended 9/30/2011): (3.71)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	No Class Z or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class Z and E Shares | Pro-Blend(R) Conservative Term Series | CLASS Z
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
1 Year	rr_ExpenseExampleYear01	147
3 Years	rr_ExpenseExampleYear03	456
5 Year	rr_ExpenseExampleYear05	787
10 Years	rr_ExpenseExampleYear10	1,724
Class Z and E Shares | Pro-Blend(R) Conservative Term Series | CLASS E
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	300
5 Year	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	1,155
Class Z and E Shares | Pro-Blend(R) Conservative Term Series | CLASS S Shares
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	7.07%
2004	rr_AnnualReturn2004	6.25%
2005	rr_AnnualReturn2005	4.26%
2006	rr_AnnualReturn2006	8.56%
2007	rr_AnnualReturn2007	6.47%
2008	rr_AnnualReturn2008	(5.04%)
2009	rr_AnnualReturn2009	10.94%
2010	rr_AnnualReturn2010	9.32%
2011	rr_AnnualReturn2011	2.57%
2012	rr_AnnualReturn2012	8.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.71%)
1 Year	rr_AverageAnnualReturnYear01	8.76%
5 Years	rr_AverageAnnualReturnYear05	5.14%
10 Years	rr_AverageAnnualReturnYear10	5.82%
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class Z and E Shares | Pro-Blend(R) Conservative Term Series | Return After Taxes on Distributions | CLASS S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.86%
5 Years	rr_AverageAnnualReturnYear05	4.34%
10 Years	rr_AverageAnnualReturnYear10	4.84%
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class Z and E Shares | Pro-Blend(R) Conservative Term Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.16%
5 Years	rr_AverageAnnualReturnYear05	4.05%
10 Years	rr_AverageAnnualReturnYear10	4.57%
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class Z and E Shares | Pro-Blend(R) Conservative Term Series | Barclays Capital U.S. Intermediate Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.56%
5 Years	rr_AverageAnnualReturnYear05	5.39%
10 Years	rr_AverageAnnualReturnYear10	4.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class Z and E Shares | Pro-Blend(R) Conservative Term Series | Conservative Term Composite Benchmark (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.36%
5 Years	rr_AverageAnnualReturnYear05	5.06%
10 Years	rr_AverageAnnualReturnYear10	5.83%
Since Inception	rr_AverageAnnualReturnSinceInception	6.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995

Class Z and E Shares | Pro-Blend(R) Moderate Term Series
Pro-Blend® Moderate Term Series Summary Section
Investment Goal
The Series’ investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class Z and E Shares Pro-Blend(R) Moderate Term Series (USD $)	CLASS Z	CLASS E
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class Z and E Shares Pro-Blend(R) Moderate Term Series	CLASS Z	CLASS E
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.75%	0.25%
Other Expenses	0.07%	0.07%
Acquired Fund Fees and Expenses (AFFE)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.58%	1.08%

Example
The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class Z and E Shares Pro-Blend(R) Moderate Term Series (USD $)	CLASS Z	CLASS E
1 Year	161	110
3 Years	499	343
5 Year	860	595
10 Years	1,878	1,317

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 47% of the average value of its portfolio.
Principal Investment Strategies
The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market. The Series invests primarily in common stocks and intermediate- to long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities.
Principal Risks of Investing in the Series
Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class Z or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the MSCI All Country World Index ex USA, 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the primary index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Moderate Term Series - Class S Shares % Total return

Quarterly Returns Highest (quarter ended 6/30/2009): 9.83% Lowest (quarter ended 12/31/2008): (11.77)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Class Z and E Shares Pro-Blend(R) Moderate Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS S	11.32%	3.63%	6.96%	7.01%	Sep 15, 1993
CLASS S Return After Taxes on Distributions	10.53%	3.00%	6.03%	5.33%	Sep 15, 1993
CLASS S Return After Taxes on Distributions and Sale of Series Shares	7.90%	2.88%	5.72%	5.19%	Sep 15, 1993
Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.18%	6.09%	Sep 30, 1993
10%/30%/60% Blended Index (reflect no deduction for fees, expenses, or taxes)	9.22%	4.42%	6.75%	7.03%	Sep 30, 1993

Performance numbers for the Series are calculated from September 15, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from September 30, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Class Z and E Shares | Pro-Blend(R) Moderate Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Moderate Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market. The Series invests primarily in common stocks and intermediate- to long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class Z or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the MSCI All Country World Index ex USA, 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the primary index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	No Class Z or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the MSCI All Country World Index ex USA, 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Moderate Term Series - Class S Shares % Total return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 9.83% Lowest (quarter ended 12/31/2008): (11.77)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	No Class Z or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance numbers for the Series are calculated from September 15, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from September 30, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class Z and E Shares | Pro-Blend(R) Moderate Term Series | CLASS Z
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
1 Year	rr_ExpenseExampleYear01	161
3 Years	rr_ExpenseExampleYear03	499
5 Year	rr_ExpenseExampleYear05	860
10 Years	rr_ExpenseExampleYear10	1,878
Class Z and E Shares | Pro-Blend(R) Moderate Term Series | CLASS E
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	343
5 Year	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,317
Class Z and E Shares | Pro-Blend(R) Moderate Term Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	15.07%
2004	rr_AnnualReturn2004	10.50%
2005	rr_AnnualReturn2005	6.48%
2006	rr_AnnualReturn2006	13.92%
2007	rr_AnnualReturn2007	6.34%
2008	rr_AnnualReturn2008	(18.41%)
2009	rr_AnnualReturn2009	18.91%
2010	rr_AnnualReturn2010	10.70%
2011	rr_AnnualReturn2011	(0.04%)
2012	rr_AnnualReturn2012	11.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.77%)
1 Year	rr_AverageAnnualReturnYear01	11.32%
5 Years	rr_AverageAnnualReturnYear05	3.63%
10 Years	rr_AverageAnnualReturnYear10	6.96%
Since Inception	rr_AverageAnnualReturnSinceInception	7.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class Z and E Shares | Pro-Blend(R) Moderate Term Series | Return After Taxes on Distributions | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.53%
5 Years	rr_AverageAnnualReturnYear05	3.00%
10 Years	rr_AverageAnnualReturnYear10	6.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class Z and E Shares | Pro-Blend(R) Moderate Term Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.90%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	5.72%
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class Z and E Shares | Pro-Blend(R) Moderate Term Series | Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1993
Class Z and E Shares | Pro-Blend(R) Moderate Term Series | 10%/30%/60% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.22%
5 Years	rr_AverageAnnualReturnYear05	4.42%
10 Years	rr_AverageAnnualReturnYear10	6.75%
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1993

Class Z and E Shares | Pro-Blend(R) Extended Term Series
Pro-Blend® Extended Term Series Summary Section
Investment Goal
The Series’ primary objective is to provide long-term growth of capital, and its secondary objective is to provide preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class Z and E Shares Pro-Blend(R) Extended Term Series (USD $)	CLASS Z	CLASS E
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class Z and E Shares Pro-Blend(R) Extended Term Series	CLASS Z	CLASS E
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.75%	0.25%
Other Expenses	0.07%	0.07%
Acquired Fund Fees and Expenses (AFFE)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.58%	1.08%

Example
The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class Z and E Shares Pro-Blend(R) Extended Term Series (USD $)	CLASS Z	CLASS E
1 Year	161	110
3 Years	499	343
5 Year	860	595
10 Years	1,878	1,317

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 58% of the average value of its portfolio.
Principal Investment Strategies
By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or midsize companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities.
Principal Risks of Investing in the Series
Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class Z or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the MSCI All Country World Index ex USA, 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the primary index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Extended Term Series - Class S Shares % Total return

Quarterly Returns Highest (quarter ended 6/30/2009): 13.72% Lowest (quarter ended 12/31/2008): (16.16)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Class Z and E Shares Pro-Blend(R) Extended Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS S	13.19%	3.19%	7.88%	8.60%	Oct 12, 1993
CLASS S Return After Taxes on Distributions	12.34%	2.69%	6.97%	6.81%	Oct 12, 1993
CLASS S Return After Taxes on Distributions and Sale of Series Shares	9.27%	2.58%	6.64%	6.61%	Oct 12, 1993
Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.18%	6.09%	Oct 31, 1993
15%/40%/45% Blended Index (reflect no deduction for fees, expenses, or taxes)	11.09%	3.62%	7.25%	7.20%	Oct 31, 1993

Performance numbers for the Series are calculated from October 12, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from October 31, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Class Z and E Shares | Pro-Blend(R) Extended Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Extended Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ primary objective is to provide long-term growth of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and its secondary objective is to provide preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 58% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

		The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or midsize companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class Z or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the MSCI All Country World Index ex USA, 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the primary index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	No Class Z or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the MSCI All Country World Index ex USA, 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the primary index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Extended Term Series - Class S Shares % Total return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 13.72% Lowest (quarter ended 12/31/2008): (16.16)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	No Class Z or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance numbers for the Series are calculated from October 12, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from October 31, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class Z and E Shares | Pro-Blend(R) Extended Term Series | CLASS Z
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
1 Year	rr_ExpenseExampleYear01	161
3 Years	rr_ExpenseExampleYear03	499
5 Year	rr_ExpenseExampleYear05	860
10 Years	rr_ExpenseExampleYear10	1,878
Class Z and E Shares | Pro-Blend(R) Extended Term Series | CLASS E
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	343
5 Year	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,317
Class Z and E Shares | Pro-Blend(R) Extended Term Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	19.72%
2004	rr_AnnualReturn2004	13.12%
2005	rr_AnnualReturn2005	7.58%
2006	rr_AnnualReturn2006	17.13%
2007	rr_AnnualReturn2007	6.94%
2008	rr_AnnualReturn2008	(25.31%)
2009	rr_AnnualReturn2009	24.34%
2010	rr_AnnualReturn2010	12.89%
2011	rr_AnnualReturn2011	(1.41%)
2012	rr_AnnualReturn2012	13.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.16%)
1 Year	rr_AverageAnnualReturnYear01	13.19%
5 Years	rr_AverageAnnualReturnYear05	3.19%
10 Years	rr_AverageAnnualReturnYear10	7.88%
Since Inception	rr_AverageAnnualReturnSinceInception	8.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class Z and E Shares | Pro-Blend(R) Extended Term Series | Return After Taxes on Distributions | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.34%
5 Years	rr_AverageAnnualReturnYear05	2.69%
10 Years	rr_AverageAnnualReturnYear10	6.97%
Since Inception	rr_AverageAnnualReturnSinceInception	6.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class Z and E Shares | Pro-Blend(R) Extended Term Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.27%
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	6.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class Z and E Shares | Pro-Blend(R) Extended Term Series | Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1993
Class Z and E Shares | Pro-Blend(R) Extended Term Series | 15%/40%/45% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.09%
5 Years	rr_AverageAnnualReturnYear05	3.62%
10 Years	rr_AverageAnnualReturnYear10	7.25%
Since Inception	rr_AverageAnnualReturnSinceInception	7.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1993

Class Z and E Shares | Pro-Blend(R) Maximum Term Series
Pro-Blend® Maximum Term Series Summary Section
Investment Goal
The Series’ objective is to provide long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class Z and E Shares Pro-Blend(R) Maximum Term Series (USD $)	CLASS Z	CLASS E
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class Z and E Shares Pro-Blend(R) Maximum Term Series	CLASS Z	CLASS E
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.75%	0.25%
Other Expenses	0.09%	0.09%
Acquired Fund Fees and Expenses (AFFE)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.60%	1.10%

Example
The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class Z and E Shares Pro-Blend(R) Maximum Term Series (USD $)	CLASS Z	CLASS E
1 Year	163	112
3 Years	505	350
5 Year	871	606
10 Years	1,900	1,340

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 64% of the average value of its portfolio.
Principal Investment Strategies
The Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. In the fixed income portion of the portfolio, the Advisor invests primarily in investment grade securities and typically focuses on fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity.
Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
Because the Series may also invest in bonds, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the bonds held in the Series' portfolio. The value of a bond will also fall if its issuer defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

In addition, the Series carries risks due to its investments in foreign stocks. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class Z or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses. The total return table shows how the average annual total returns for the Class S shares for different periods compare to a broad-based securities index and a blended index, 20% of which is the MSCI All Country World Index ex USA, 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Maximum Term Series - Class S Shares % Total return

Quarterly Returns Highest (quarter ended 6/30/2009): 18.69% Lowest (quarter ended 12/31/2008): (23.94)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Class Z and E Shares Pro-Blend(R) Maximum Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS S	16.25%	1.61%	8.34%	8.75%	Nov 1, 1995
CLASS S Return After Taxes on Distributions	15.89%	1.47%	7.66%	7.14%	Nov 1, 1995
CLASS S Return After Taxes on Distributions and Sale of Series Shares	11.03%	1.35%	7.17%	6.86%	Nov 1, 1995
Russell 3000�� Index (reflect no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%	7.47%	Nov 1, 1995
20%/65%/15% Blended Index (reflect no deduction for fees, expenses, or taxes)	14.76%	1.96%	7.95%	7.15%	Nov 1, 1995

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Class Z and E Shares | Pro-Blend(R) Maximum Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Maximum Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ objective is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

		The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. In the fixed income portion of the portfolio, the Advisor invests primarily in investment grade securities and typically focuses on fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
Because the Series may also invest in bonds, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the bonds held in the Series' portfolio. The value of a bond will also fall if its issuer defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

In addition, the Series carries risks due to its investments in foreign stocks. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class Z or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses. The total return table shows how the average annual total returns for the Class S shares for different periods compare to a broad-based securities index and a blended index, 20% of which is the MSCI All Country World Index ex USA, 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	No Class Z or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses. The total return table shows how the average annual total returns for the Class S shares for different periods compare to a broad-based securities index and a blended index,
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Maximum Term Series - Class S Shares % Total return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 18.69% Lowest (quarter ended 12/31/2008): (23.94)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	No Class Z or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class Z and E Shares | Pro-Blend(R) Maximum Term Series | CLASS Z
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
1 Year	rr_ExpenseExampleYear01	163
3 Years	rr_ExpenseExampleYear03	505
5 Year	rr_ExpenseExampleYear05	871
10 Years	rr_ExpenseExampleYear10	1,900
Class Z and E Shares | Pro-Blend(R) Maximum Term Series | CLASS E
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	350
5 Year	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,340
Class Z and E Shares | Pro-Blend(R) Maximum Term Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	29.52%
2004	rr_AnnualReturn2004	15.73%
2005	rr_AnnualReturn2005	7.47%
2006	rr_AnnualReturn2006	20.49%
2007	rr_AnnualReturn2007	6.00%
2008	rr_AnnualReturn2008	(35.41%)
2009	rr_AnnualReturn2009	36.11%
2010	rr_AnnualReturn2010	14.08%
2011	rr_AnnualReturn2011	(7.11%)
2012	rr_AnnualReturn2012	16.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.94%)
1 Year	rr_AverageAnnualReturnYear01	16.25%
5 Years	rr_AverageAnnualReturnYear05	1.61%
10 Years	rr_AverageAnnualReturnYear10	8.34%
Since Inception	rr_AverageAnnualReturnSinceInception	8.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class Z and E Shares | Pro-Blend(R) Maximum Term Series | Return After Taxes on Distributions | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.89%
5 Years	rr_AverageAnnualReturnYear05	1.47%
10 Years	rr_AverageAnnualReturnYear10	7.66%
Since Inception	rr_AverageAnnualReturnSinceInception	7.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class Z and E Shares | Pro-Blend(R) Maximum Term Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.03%
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years	rr_AverageAnnualReturnYear10	7.17%
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class Z and E Shares | Pro-Blend(R) Maximum Term Series | Russell 3000�� Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%
Since Inception	rr_AverageAnnualReturnSinceInception	7.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class Z and E Shares | Pro-Blend(R) Maximum Term Series | 20%/65%/15% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.76%
5 Years	rr_AverageAnnualReturnYear05	1.96%
10 Years	rr_AverageAnnualReturnYear10	7.95%
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995

Class B,Class Z,Class D and Class E Shares | Tax Managed Series
Tax Managed Series Summary Section
Investment Goal
The Series’ investment objective is to provide maximize long-term growth while attempting to minimize the impact of taxes on the total return earned by shareholders.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.
TAX MANAGED SERIES Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class B,Class Z,Class D and Class E Shares Tax Managed Series (USD $)	CLASS B	CLASS Z	CLASS D	CLASS E
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class B,Class Z,Class D and Class E Shares Tax Managed Series		CLASS B	CLASS Z	CLASS D	CLASS E
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		1.00%	0.75%	0.50%	0.25%
Other Expenses		0.30%	0.30%	0.30%	0.30%
Acquired Fund Fees and Expenses (AFFE)		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.31%	2.06%	1.81%	1.56%
Less Fee Waiver and/or Expense Reimbursement		(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	2.21%	1.96%	1.71%	1.46%
[1]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (Rule 12b-1) fees, does not exceed 1.20% of such Class's average daily net assets. This contractual waiver will continue until February 28, 2014 and may not be amended or terminated prior to such date without the approval of the Series' Board of Directors.

Example
The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class B,Class Z,Class D and Class E Shares Tax Managed Series (USD $)	CLASS B	CLASS Z	CLASS D	CLASS E
1 Year	224	199	174	149
3 Years	712	636	560	483
5 Year	1,226	1,099	971	840
10 Years	2,638	2,382	2,118	1,848

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 47% of the average value of its portfolio.
Principal Investment Strategies
The Series invests primarily in common stocks. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Advisor uses a “bottom-up” strategy, focusing on individual security selection to identify companies that it believes will make attractive long-term investments. The Series may invest in stocks of small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, capital appreciation in a mature market and high barriers to entry).
  Improving market share in consolidating industries.
  Low price relative to fundamental or breakup value.
While pursuing its goal of long-term growth, the Advisor attempts to minimize the impact of taxes on the total return earned by shareholders by:
  Avoiding sales of appreciated securities that result in capital gain, except when there are compelling investment reasons for the sale.
  When selling a position in a security, focusing on the highest cost lot of that security first, which reduces the amount of capital gain (or increases the amount of loss) realized by the Series.
  When appropriate, favoring the sale of securities producing long-term gain to those producing short-term gain.
  When appropriate, selling depreciated securities to realize losses to offset realized capital gains.
  When appropriate, favoring investment in low dividend, capital appreciation oriented stocks.
  When available and appropriate, using a tax accounting methodology to minimize taxable distributions.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  The U.S. and/or foreign stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
  The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.
  Low dividend, capital appreciation oriented stocks go down in value or underperform higher-yielding stocks.
Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class B, Z, D or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The Class A shares are not offered in this prospectus. Because the Class B, Z, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares. Performance will be different only to the extent that the Class B, Z, D and E shares have higher expenses. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Tax Managed Series – Class A Shares % Total Return

Quarterly Returns Highest (quarter ended 6/30/2009): 18.81% Lowest (quarter ended 12/31/2008): (24.90)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Class B,Class Z,Class D and Class E Shares Tax Managed Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS A	17.86%	2.12%	8.57%	8.66%	Nov 1, 1995
CLASS A Return After Taxes on Distributions	17.06%	1.94%	8.01%	8.22%	Nov 1, 1995
CLASS A Return After Taxes on Distributions and Sale of Series Shares	12.67%	1.80%	7.51%	7.74%	Nov 1, 1995
Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)	16.42%	2.04%	7.68%	7.47%	Nov 1, 1995

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Class B,Class Z,Class D and Class E Shares | Tax Managed Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tax Managed Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide maximize long-term growth while attempting to minimize the impact of taxes on the total return earned by shareholders.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	TAX MANAGED SERIES Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series invests primarily in common stocks. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Advisor uses a “bottom-up” strategy, focusing on individual security selection to identify companies that it believes will make attractive long-term investments. The Series may invest in stocks of small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, capital appreciation in a mature market and high barriers to entry).
  Improving market share in consolidating industries.
  Low price relative to fundamental or breakup value.
While pursuing its goal of long-term growth, the Advisor attempts to minimize the impact of taxes on the total return earned by shareholders by:
  Avoiding sales of appreciated securities that result in capital gain, except when there are compelling investment reasons for the sale.
  When selling a position in a security, focusing on the highest cost lot of that security first, which reduces the amount of capital gain (or increases the amount of loss) realized by the Series.
  When appropriate, favoring the sale of securities producing long-term gain to those producing short-term gain.
  When appropriate, selling depreciated securities to realize losses to offset realized capital gains.
  When appropriate, favoring investment in low dividend, capital appreciation oriented stocks.
  When available and appropriate, using a tax accounting methodology to minimize taxable distributions.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  The U.S. and/or foreign stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
  The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.
  Low dividend, capital appreciation oriented stocks go down in value or underperform higher-yielding stocks.
Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class B, Z, D or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The Class A shares are not offered in this prospectus. Because the Class B, Z, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares. Performance will be different only to the extent that the Class B, Z, D and E shares have higher expenses. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	No Class B, Z, D or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The Class A shares are not offered in this prospectus. Because the Class B, Z, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares. Performance will be different only to the extent that the Class B, Z, D and E shares have higher expenses. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of a broad-based securities index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Tax Managed Series – Class A Shares % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 18.81% Lowest (quarter ended 12/31/2008): (24.90)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	No Class B, Z, D or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The Class A shares are not offered in this prospectus. Because the Class B, Z, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares. Performance will be different only to the extent that the Class B, Z, D and E shares have higher expenses.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class B,Class Z,Class D and Class E Shares | Tax Managed Series | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.21%	[1]
1 Year	rr_ExpenseExampleYear01	224
3 Years	rr_ExpenseExampleYear03	712
5 Year	rr_ExpenseExampleYear05	1,226
10 Years	rr_ExpenseExampleYear10	2,638
Class B,Class Z,Class D and Class E Shares | Tax Managed Series | CLASS Z
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.96%	[1]
1 Year	rr_ExpenseExampleYear01	199
3 Years	rr_ExpenseExampleYear03	636
5 Year	rr_ExpenseExampleYear05	1,099
10 Years	rr_ExpenseExampleYear10	2,382
Class B,Class Z,Class D and Class E Shares | Tax Managed Series | CLASS D
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.71%	[1]
1 Year	rr_ExpenseExampleYear01	174
3 Years	rr_ExpenseExampleYear03	560
5 Year	rr_ExpenseExampleYear05	971
10 Years	rr_ExpenseExampleYear10	2,118
Class B,Class Z,Class D and Class E Shares | Tax Managed Series | CLASS E
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.46%	[1]
1 Year	rr_ExpenseExampleYear01	149
3 Years	rr_ExpenseExampleYear03	483
5 Year	rr_ExpenseExampleYear05	840
10 Years	rr_ExpenseExampleYear10	1,848
Class B,Class Z,Class D and Class E Shares | Tax Managed Series | CLASS A
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	26.41%
2004	rr_AnnualReturn2004	17.28%
2005	rr_AnnualReturn2005	6.44%
2006	rr_AnnualReturn2006	23.60%
2007	rr_AnnualReturn2007	5.03%
2008	rr_AnnualReturn2008	(35.15%)
2009	rr_AnnualReturn2009	38.21%
2010	rr_AnnualReturn2010	14.92%
2011	rr_AnnualReturn2011	(8.50%)
2012	rr_AnnualReturn2012	17.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.90%)
1 Year	rr_AverageAnnualReturnYear01	17.86%
5 Years	rr_AverageAnnualReturnYear05	2.12%
10 Years	rr_AverageAnnualReturnYear10	8.57%
Since Inception	rr_AverageAnnualReturnSinceInception	8.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class B,Class Z,Class D and Class E Shares | Tax Managed Series | Return After Taxes on Distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.06%
5 Years	rr_AverageAnnualReturnYear05	1.94%
10 Years	rr_AverageAnnualReturnYear10	8.01%
Since Inception	rr_AverageAnnualReturnSinceInception	8.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class B,Class Z,Class D and Class E Shares | Tax Managed Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.67%
5 Years	rr_AverageAnnualReturnYear05	1.80%
10 Years	rr_AverageAnnualReturnYear10	7.51%
Since Inception	rr_AverageAnnualReturnSinceInception	7.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class B,Class Z,Class D and Class E Shares | Tax Managed Series | Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%
Since Inception	rr_AverageAnnualReturnSinceInception	7.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995

[1]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (Rule 12b-1) fees, does not exceed 1.20% of such Class's average daily net assets. This contractual waiver will continue until February 28, 2014 and may not be amended or terminated prior to such date without the approval of the Series' Board of Directors.

Class R Shares | Pro-Blend(R) Conservative Term Series
Pro-Blend® Conservative Term Series Summary Section
Investment Goal
The Series’ primary objective is to provide preservation of capital, and its secondary objective is to provide long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class R shares of the Series.
PRO-BLEND CONSERVATIVE TERM SERIES – CLASS R Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class R Shares Pro-Blend(R) Conservative Term Series CLASS R
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class R Shares Pro-Blend(R) Conservative Term Series CLASS R
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses		0.08%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	1.19%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Class R Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class R Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class R shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class R Shares Pro-Blend(R) Conservative Term Series CLASS R	121	378	654	1,443

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 54% of the average value of its portfolio.
Principal Investment Strategies
In pursuit of the Series' primary goal, the Advisor seeks to protect capital while generating income and seeking growth opportunities as secondary priorities.

The Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities, but may also invest to a limited extent in non-investment grade securities (junk bonds). The Series may also invest in U.S. and foreign stocks including those in emerging markets, and American Depository Receipts (ADRs).

The Series may invest in stocks of small, large, or mid-size companies, and the Series' investments in stocks may be focused on dividend-paying common stocks. With respect to the portion of the portfolio that is invested in dividend-paying common stocks, the Advisor uses a quantitative approach to identify stocks of companies trading primarily on U.S. stock exchanges in an effort to provide competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns. The Series may also invest in securities of issuers in the real estate industry, including real estate investment trusts (REITs) and real estate operating companies (REOCs).
Principal Risks of Investing in the Series
Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because a portion of the Series' portfolio is selected using a quantitative investment approach based largely on the Advisor's review of historical information, the Series is subject to additional risks. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor's judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect.

The Series' holdings in securities of issuers in the real estate industry, including its investments in REITs and REOCs, may subject it to additional risks, even though the Series does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of the Series' real estate related investments could result in the Series being subject to the above risks to a greater degree.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The Series is subject to additional risks due to its ability to invest in high-yield bonds (junk bonds):
  High yield bonds may underperform other sectors of the bond market, or the market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
  The Series' investments in high yield bonds will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series’ Class R shares commenced operations on June 30, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series’ Class S shares adjusted to reflect the higher expenses of Class R shares. Because Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index. Through May 31, 2012, the Conservative Term Composite Index consisted of the Russell 3000® Index (15%), MSCI All Country World Index ex USA (5%) and Barclays Capital U.S. Intermediate Aggregate Bond Index (80%); effective June 1, 2012, it consists of the Russell 3000® Index (22%), MSCI All Country World Index ex USA (8%) and Barclays Capital U.S. Intermediate Aggregate Bond Index (70%) to reflect a change in strategy of the Series. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Conservative Term Series % Total Return

Quarterly Returns Highest (quarter ended 9/30/2009): 5.99% Lowest (quarter ended 9/30/2011): (3.72)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Class R Shares Pro-Blend(R) Conservative Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS S	8.44%	4.88%	5.58%	5.89%	Nov 1, 1995
CLASS S Return After Taxes on Distributions	7.33%	4.20%	5.23%	5.69%	Nov 1, 1995
CLASS S Return After Taxes on Distributions and Sale of Series Shares	6.07%	3.92%	4.75%	5.20%	Nov 1, 1995
Barclays Capital U.S. Intermediate Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	3.56%	5.39%	4.80%	5.87%	Nov 1, 1995
Conservative Term Composite Benchmark (reflect no deduction for fees, expenses, or taxes)	7.36%	5.06%	5.83%	6.41%	Nov 1, 1995

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Class R Shares | Pro-Blend(R) Conservative Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Conservative Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ primary objective is to provide preservation of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and its secondary objective is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class R shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND CONSERVATIVE TERM SERIES – CLASS R Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 54% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Class R Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class R Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class R shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuit of the Series' primary goal, the Advisor seeks to protect capital while generating income and seeking growth opportunities as secondary priorities.

The Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities, but may also invest to a limited extent in non-investment grade securities (junk bonds). The Series may also invest in U.S. and foreign stocks including those in emerging markets, and American Depository Receipts (ADRs).

		The Series may invest in stocks of small, large, or mid-size companies, and the Series' investments in stocks may be focused on dividend-paying common stocks. With respect to the portion of the portfolio that is invested in dividend-paying common stocks, the Advisor uses a quantitative approach to identify stocks of companies trading primarily on U.S. stock exchanges in an effort to provide competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns. The Series may also invest in securities of issuers in the real estate industry, including real estate investment trusts (REITs) and real estate operating companies (REOCs).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because a portion of the Series' portfolio is selected using a quantitative investment approach based largely on the Advisor's review of historical information, the Series is subject to additional risks. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor's judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect.

The Series' holdings in securities of issuers in the real estate industry, including its investments in REITs and REOCs, may subject it to additional risks, even though the Series does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of the Series' real estate related investments could result in the Series being subject to the above risks to a greater degree.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The Series is subject to additional risks due to its ability to invest in high-yield bonds (junk bonds):
  High yield bonds may underperform other sectors of the bond market, or the market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
  The Series' investments in high yield bonds will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series’ Class R shares commenced operations on June 30, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series’ Class S shares adjusted to reflect the higher expenses of Class R shares. Because Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index. Through May 31, 2012, the Conservative Term Composite Index consisted of the Russell 3000® Index (15%), MSCI All Country World Index ex USA (5%) and Barclays Capital U.S. Intermediate Aggregate Bond Index (80%); effective June 1, 2012, it consists of the Russell 3000® Index (22%), MSCI All Country World Index ex USA (8%) and Barclays Capital U.S. Intermediate Aggregate Bond Index (70%) to reflect a change in strategy of the Series. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Conservative Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 9/30/2009): 5.99% Lowest (quarter ended 9/30/2011): (3.72)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Series’ Class R shares commenced operations on June 30, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series’ Class S shares adjusted to reflect the higher expenses of Class R shares. Because Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The Class S shares are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class R Shares | Pro-Blend(R) Conservative Term Series | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19% [1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	121
AFTER 3 YEARS	rr_ExpenseExampleYear03	378
AFTER 5 YEARS	rr_ExpenseExampleYear05	654
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,443
Class R Shares | Pro-Blend(R) Conservative Term Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	6.77%
2004	rr_AnnualReturn2004	6.07%
2005	rr_AnnualReturn2005	4.07%
2006	rr_AnnualReturn2006	8.31%
2007	rr_AnnualReturn2007	6.21%
2008	rr_AnnualReturn2008	(5.31%)
2009	rr_AnnualReturn2009	10.66%
2010	rr_AnnualReturn2010	9.19%
2011	rr_AnnualReturn2011	2.28%
2012	rr_AnnualReturn2012	8.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.72%)
1 Year	rr_AverageAnnualReturnYear01	8.44%
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	5.58%
Since Inception	rr_AverageAnnualReturnSinceInception	5.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class R Shares | Pro-Blend(R) Conservative Term Series | Return After Taxes on Distributions | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.33%
5 Years	rr_AverageAnnualReturnYear05	4.20%
10 Years	rr_AverageAnnualReturnYear10	5.23%
Since Inception	rr_AverageAnnualReturnSinceInception	5.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class R Shares | Pro-Blend(R) Conservative Term Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.07%
5 Years	rr_AverageAnnualReturnYear05	3.92%
10 Years	rr_AverageAnnualReturnYear10	4.75%
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class R Shares | Pro-Blend(R) Conservative Term Series | Barclays Capital U.S. Intermediate Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.56%
5 Years	rr_AverageAnnualReturnYear05	5.39%
10 Years	rr_AverageAnnualReturnYear10	4.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class R Shares | Pro-Blend(R) Conservative Term Series | Conservative Term Composite Benchmark (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.36%
5 Years	rr_AverageAnnualReturnYear05	5.06%
10 Years	rr_AverageAnnualReturnYear10	5.83%
Since Inception	rr_AverageAnnualReturnSinceInception	6.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class R Shares | Pro-Blend(R) Moderate Term Series
Pro-Blend® Moderate Term Series Summary Section
Investment Goal
The Series’ investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class R shares of the Series.
PRO-BLEND MODERATE TERM SERIES – CLASS R Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class R Shares Pro-Blend(R) Moderate Term Series CLASS R
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class R Shares Pro-Blend(R) Moderate Term Series CLASS R
Management Fees		0.75%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses		0.07%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	1.33%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Class R Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class R Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class R shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class R Shares Pro-Blend(R) Moderate Term Series CLASS R	135	421	729	1,601

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 47% of the average value of its portfolio.
Principal Investment Strategies
The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

The Series invests primarily in common stocks and intermediate to long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities.
Principal Risks of Investing in the Series
Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series’ Class R shares commenced operations on June 30, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series’ Class S shares adjusted to reflect the higher expenses of Class R Shares. Because Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the MSCI All Country World Index ex USA, 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Moderate Term Series % Total Return

Quarterly Returns Highest (quarter ended 9/30/2009): 9.73% Lowest (quarter ended 12/31/2008): (11.75)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Class R Shares Pro-Blend(R) Moderate Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS S	11.15%	3.33%	6.71%	6.80%	Sep 15, 1993
CLASS S Return After Taxes on Distributions	10.25%	2.80%	6.44%	6.66%	Sep 15, 1993
CLASS S Return After Taxes on Distributions and Sale of Series Shares	7.88%	2.69%	5.83%	6.12%	Sep 15, 1993
Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.18%	6.09%	Sep 30, 1993
10%/30%/60% Blended Index (reflect no deduction for fees, expenses, or taxes)	9.22%	4.42%	6.75%	7.03%	Sep 30, 1993

Performance numbers for the Series are calculated from September 15, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from September 30, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Class R Shares | Pro-Blend(R) Moderate Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Moderate Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class R shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND MODERATE TERM SERIES – CLASS R Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Class R Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class R Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class R shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

		The Series invests primarily in common stocks and intermediate to long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series’ Class R shares commenced operations on June 30, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series’ Class S shares adjusted to reflect the higher expenses of Class R Shares. Because Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the MSCI All Country World Index ex USA, 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the MSCI All Country World Index ex USA, 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Moderate Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 9/30/2009): 9.73% Lowest (quarter ended 12/31/2008): (11.75)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Series’ Class R shares commenced operations on June 30, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series’ Class S shares adjusted to reflect the higher expenses of Class R Shares. Because Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The Class S shares are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance numbers for the Series are calculated from September 15, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from September 30, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class R Shares | Pro-Blend(R) Moderate Term Series | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33% [1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	135
AFTER 3 YEARS	rr_ExpenseExampleYear03	421
AFTER 5 YEARS	rr_ExpenseExampleYear05	729
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,601
Class R Shares | Pro-Blend(R) Moderate Term Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	14.84%
2004	rr_AnnualReturn2004	10.36%
2005	rr_AnnualReturn2005	6.34%
2006	rr_AnnualReturn2006	13.65%
2007	rr_AnnualReturn2007	6.16%
2008	rr_AnnualReturn2008	(18.63%)
2009	rr_AnnualReturn2009	18.57%
2010	rr_AnnualReturn2010	10.15%
2011	rr_AnnualReturn2011	(0.30%)
2012	rr_AnnualReturn2012	11.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.75%)
1 Year	rr_AverageAnnualReturnYear01	11.15%
5 Years	rr_AverageAnnualReturnYear05	3.33%
10 Years	rr_AverageAnnualReturnYear10	6.71%
Since Inception	rr_AverageAnnualReturnSinceInception	6.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class R Shares | Pro-Blend(R) Moderate Term Series | Return After Taxes on Distributions | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.25%
5 Years	rr_AverageAnnualReturnYear05	2.80%
10 Years	rr_AverageAnnualReturnYear10	6.44%
Since Inception	rr_AverageAnnualReturnSinceInception	6.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class R Shares | Pro-Blend(R) Moderate Term Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.88%
5 Years	rr_AverageAnnualReturnYear05	2.69%
10 Years	rr_AverageAnnualReturnYear10	5.83%
Since Inception	rr_AverageAnnualReturnSinceInception	6.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class R Shares | Pro-Blend(R) Moderate Term Series | Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1993
Class R Shares | Pro-Blend(R) Moderate Term Series | 10%/30%/60% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.22%
5 Years	rr_AverageAnnualReturnYear05	4.42%
10 Years	rr_AverageAnnualReturnYear10	6.75%
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1993

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class R Shares | Pro-Blend(R) Extended Term Series
Pro-Blend® Extended Term Series Summary Section
Investment Goal
The Series’ primary objective is to provide long-term growth of capital, and its secondary objective is to provide preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class R shares of the Series.
PRO-BLEND EXTENDED TERM SERIES – CLASS R Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class R Shares Pro-Blend(R) Extended Term Series CLASS R
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class R Shares Pro-Blend(R) Extended Term Series CLASS R
Management Fees		0.75%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses		0.07%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	1.33%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Class R Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class R Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class R shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class R Shares Pro-Blend(R) Extended Term Series CLASS R	135	421	729	1,601

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 58% of the average value of its portfolio.
Principal Investment Strategies
By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities.
Principal Risks of Investing in the Series
Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series’ Class R shares commenced operations on June 30, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series’ Class S shares adjusted to reflect the higher expenses of Class R shares. Because Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the MSCI All Country World Index ex USA, 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Extended Term Series % Total Return

Quarterly Returns Highest (quarter ended 6/30/2009): 13.65% Lowest (quarter ended 12/31/2008): (16.16)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Class R Shares Pro-Blend(R) Extended Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS S	12.91%	2.91%	7.64%	8.38%	Oct 12, 1993
CLASS S Return After Taxes on Distributions	11.78%	2.43%	7.38%	8.24%	Oct 12, 1993
CLASS S Return After Taxes on Distributions and Sale of Series Shares	9.35%	2.37%	6.70%	7.63%	Oct 12, 1993
Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.18%	6.09%	Oct 31, 1993
15%/40%/45% Blended Index (reflect no deduction for fees, expenses, or taxes)	11.09%	3.62%	7.25%	7.20%	Oct 31, 1993

Performance numbers for the Series are calculated from October 12, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from October 31, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Class R Shares | Pro-Blend(R) Extended Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Extended Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ primary objective is to provide long-term growth of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and its secondary objective is to provide preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class R shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND EXTENDED TERM SERIES – CLASS R Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 58% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Class R Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class R Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class R shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

		The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series’ Class R shares commenced operations on June 30, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series’ Class S shares adjusted to reflect the higher expenses of Class R shares. Because Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the MSCI All Country World Index ex USA, 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the MSCI All Country World Index ex USA, 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Extended Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 13.65% Lowest (quarter ended 12/31/2008): (16.16)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Series’ Class R shares commenced operations on June 30, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series’ Class S shares adjusted to reflect the higher expenses of Class R shares. Because Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The Class S shares are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance numbers for the Series are calculated from October 12, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from October 31, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class R Shares | Pro-Blend(R) Extended Term Series | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33% [1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	135
AFTER 3 YEARS	rr_ExpenseExampleYear03	421
AFTER 5 YEARS	rr_ExpenseExampleYear05	729
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,601
Class R Shares | Pro-Blend(R) Extended Term Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	19.48%
2004	rr_AnnualReturn2004	13.04%
2005	rr_AnnualReturn2005	7.33%
2006	rr_AnnualReturn2006	16.91%
2007	rr_AnnualReturn2007	6.70%
2008	rr_AnnualReturn2008	(25.49%)
2009	rr_AnnualReturn2009	23.98%
2010	rr_AnnualReturn2010	12.53%
2011	rr_AnnualReturn2011	(1.65%)
2012	rr_AnnualReturn2012	12.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.16%)
1 Year	rr_AverageAnnualReturnYear01	12.91%
5 Years	rr_AverageAnnualReturnYear05	2.91%
10 Years	rr_AverageAnnualReturnYear10	7.64%
Since Inception	rr_AverageAnnualReturnSinceInception	8.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class R Shares | Pro-Blend(R) Extended Term Series | Return After Taxes on Distributions | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.78%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	7.38%
Since Inception	rr_AverageAnnualReturnSinceInception	8.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class R Shares | Pro-Blend(R) Extended Term Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.35%
5 Years	rr_AverageAnnualReturnYear05	2.37%
10 Years	rr_AverageAnnualReturnYear10	6.70%
Since Inception	rr_AverageAnnualReturnSinceInception	7.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class R Shares | Pro-Blend(R) Extended Term Series | Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1993
Class R Shares | Pro-Blend(R) Extended Term Series | 15%/40%/45% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.09%
5 Years	rr_AverageAnnualReturnYear05	3.62%
10 Years	rr_AverageAnnualReturnYear10	7.25%
Since Inception	rr_AverageAnnualReturnSinceInception	7.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1993

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class R Shares | Pro-Blend(R) Maximum Term Series
Pro-Blend® Maximum Term Series Summary Section
Investment Goal
The Series’ objective is to provide long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class R shares of the Series.
PRO-BLEND MAXIMUM TERM SERIES – CLASS R Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class R Shares Pro-Blend(R) Maximum Term Series CLASS R
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class R Shares Pro-Blend(R) Maximum Term Series CLASS R
Management Fees		0.75%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses		0.09%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	1.35%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Class R Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class R Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class R shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class R Shares Pro-Blend(R) Maximum Term Series CLASS R	137	428	739	1,624

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 64% of the average value of its portfolio.
Principal Investment Strategies
The Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. In the fixed income portion of the portfolio, the Advisor invests primarily in investment grade securities and typically focuses on fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity.
Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
Because the Series may also invest in bonds, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the bonds held in the Series' portfolio. The value of a bond will also fall if its issuer defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

In addition, the Series carries risks due to its investments in foreign stocks. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series’ Class R shares commenced operations on June 30, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series’ Class S shares adjusted to reflect the higher expenses of Class R shares. Because Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index, 20% of which is the MSCI All Country World Index ex USA, 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Maximum Term Series % Total Return

Quarterly Returns Highest (quarter ended 6/30/2009): 18.74% Lowest (quarter ended 12/31/2008): (24.02)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Class R Shares Pro-Blend(R) Maximum Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS S	15.97%	1.39%	8.12%	8.55%	Nov 1, 1995
CLASS S Return After Taxes on Distributions	15.50%	1.26%	8.06%	8.51%	Nov 1, 1995
CLASS S Return After Taxes on Distributions and Sale of Series Shares	11.00%	1.18%	7.20%	7.79%	Nov 1, 1995
Russell 3000�� Index (reflect no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%	7.47%	Nov 1, 1995
20%/65%/15% Blended Index (reflect no deduction for fees, expenses, or taxes)	14.76%	1.96%	7.95%	7.15%	Nov 1, 1995

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Class R Shares | Pro-Blend(R) Maximum Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Maximum Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ objective is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class R shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND MAXIMUM TERM SERIES – CLASS R Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Class R Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class R Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class R shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

		The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. In the fixed income portion of the portfolio, the Advisor invests primarily in investment grade securities and typically focuses on fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
Because the Series may also invest in bonds, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the bonds held in the Series' portfolio. The value of a bond will also fall if its issuer defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

In addition, the Series carries risks due to its investments in foreign stocks. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series’ Class R shares commenced operations on June 30, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series’ Class S shares adjusted to reflect the higher expenses of Class R shares. Because Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index, 20% of which is the MSCI All Country World Index ex USA, 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a blended index, 20% of which is the MSCI All Country World Index ex USA, 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Maximum Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 18.74% Lowest (quarter ended 12/31/2008): (24.02)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Series’ Class R shares commenced operations on June 30, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series’ Class S shares adjusted to reflect the higher expenses of Class R shares. Because Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The Class S shares are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class R Shares | Pro-Blend(R) Maximum Term Series | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35% [1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	137
AFTER 3 YEARS	rr_ExpenseExampleYear03	428
AFTER 5 YEARS	rr_ExpenseExampleYear05	739
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,624
Class R Shares | Pro-Blend(R) Maximum Term Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	29.33%
2004	rr_AnnualReturn2004	15.54%
2005	rr_AnnualReturn2005	7.28%
2006	rr_AnnualReturn2006	20.25%
2007	rr_AnnualReturn2007	5.73%
2008	rr_AnnualReturn2008	(35.57%)
2009	rr_AnnualReturn2009	35.76%
2010	rr_AnnualReturn2010	13.99%
2011	rr_AnnualReturn2011	(7.36%)
2012	rr_AnnualReturn2012	15.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.02%)
1 Year	rr_AverageAnnualReturnYear01	15.97%
5 Years	rr_AverageAnnualReturnYear05	1.39%
10 Years	rr_AverageAnnualReturnYear10	8.12%
Since Inception	rr_AverageAnnualReturnSinceInception	8.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class R Shares | Pro-Blend(R) Maximum Term Series | Return After Taxes on Distributions | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.50%
5 Years	rr_AverageAnnualReturnYear05	1.26%
10 Years	rr_AverageAnnualReturnYear10	8.06%
Since Inception	rr_AverageAnnualReturnSinceInception	8.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class R Shares | Pro-Blend(R) Maximum Term Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.00%
5 Years	rr_AverageAnnualReturnYear05	1.18%
10 Years	rr_AverageAnnualReturnYear10	7.20%
Since Inception	rr_AverageAnnualReturnSinceInception	7.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class R Shares | Pro-Blend(R) Maximum Term Series | Russell 3000�� Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%
Since Inception	rr_AverageAnnualReturnSinceInception	7.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class R Shares | Pro-Blend(R) Maximum Term Series | 20%/65%/15% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.76%
5 Years	rr_AverageAnnualReturnYear05	1.96%
10 Years	rr_AverageAnnualReturnYear10	7.95%
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Non-U.S. Equity Select Series
Non-U.S. Equity Select Series Summary Section
Investment Goal
The Series’ investment objective is to provide long-term growth.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Non-U.S. Equity Select Series (USD $)	CLASS S	CLASS I
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Non-U.S. Equity Select Series		CLASS S	CLASS I
Management Fees		0.75%	0.75%
Distribution and Service (12b-1) Fees		none	none
Other Expenses	[1]	0.40%	0.15%
Shareholder Services Fee		0.25%	none
Remainder of Other Expenses		0.15%	0.15%
Total Annual Fund Operating Expenses		1.15%	0.90%
Less Fee Waiver and/or Expense Reimbursement		(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.10%	0.85%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of a Class's Shareholder Services Fee, do not exceed 0.85% of the average daily net assets for the Series' Class I and Class S shares. This contractual waiver will continue until at least February 28, 2014 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Non-U.S. Equity Select Series (USD $)	CLASS S	CLASS I
1 Year	112	87
3 Years	360	282

Portfolio Turnover
The Series will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series.
Principal Investment Strategies
The Series will, under normal circumstances, invest at least 80% of its net assets in equity securities of non-U.S. companies. The Series considers a company to be a non-U.S. company if it meets one or more of the following criteria: (i) its principal securities trading market is outside the United States, or (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed outside the United States.

The Series may invest in securities denominated in foreign currencies, including those in emerging markets, and American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may invest in stocks of small, large, or mid-size companies both in developed countries and in emerging market countries.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

The Series will invest in a focused portfolio of equity securities of non-U.S. companies. In managing the Series, the Advisor uses a ”bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
  Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
  Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Foreign and/or U.S. stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series’ investments in foreign securities are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The Series is subject to the following risks due to its ability to invest in forward contracts:
  Forwards, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a forward contract may not correlate perfectly with the underlying investment.
  The Series may not be able to receive amounts payable to it under its forward contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.
  The Series’ use of forwards is also subject to the risk that the counterparty to the forward contract will default or otherwise become unable to honor its obligation to the Series.
The Series may focus its investments in a small number of companies. If it does, changes in the market value of a single investment could cause greater fluctuations in the Series’ share price than would occur in a fund with a broader range of holdings.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
As of the date of this prospectus, the Series had not commenced operations and did not have a performance history.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Non-U.S. Equity Select Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Non-U.S. Equity Select Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide long-term growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series will, under normal circumstances, invest at least 80% of its net assets in equity securities of non-U.S. companies. The Series considers a company to be a non-U.S. company if it meets one or more of the following criteria: (i) its principal securities trading market is outside the United States, or (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed outside the United States.

The Series may invest in securities denominated in foreign currencies, including those in emerging markets, and American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may invest in stocks of small, large, or mid-size companies both in developed countries and in emerging market countries.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

The Series will invest in a focused portfolio of equity securities of non-U.S. companies. In managing the Series, the Advisor uses a ”bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
  Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
  Companies trading at very low valuations relative to fundamental or break-up value.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Foreign and/or U.S. stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series’ investments in foreign securities are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The Series is subject to the following risks due to its ability to invest in forward contracts:
  Forwards, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a forward contract may not correlate perfectly with the underlying investment.
  The Series may not be able to receive amounts payable to it under its forward contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.
  The Series’ use of forwards is also subject to the risk that the counterparty to the forward contract will default or otherwise become unable to honor its obligation to the Series.
The Series may focus its investments in a small number of companies. If it does, changes in the market value of a single investment could cause greater fluctuations in the Series’ share price than would occur in a fund with a broader range of holdings.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this prospectus, the Series had not commenced operations and did not have a performance history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Series had not commenced operations and did not have a performance history.
Non-U.S. Equity Select Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	360
Non-U.S. Equity Select Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[2]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	282

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of a Class's Shareholder Services Fee, do not exceed 0.85% of the average daily net assets for the Series' Class I and Class S shares. This contractual waiver will continue until at least February 28, 2014 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors.

Global Equity Select Series
Global Equity Select Series Summary Section
Investment Goal
The Series’ investment objective is to provide long-term growth.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Global Equity Select Series (USD $)	CLASS S	CLASS I
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Global Equity Select Series		CLASS S	CLASS I
Management Fees		0.75%	0.75%
Distribution and Service (12b-1) Fees		none	none
Other Expenses	[1]	0.40%	0.15%
Shareholder Services Fee		0.25%	none
Remainder of Other Expenses		0.15%	0.15%
Total Annual Fund Operating Expenses		1.15%	0.90%
Less Fee Waiver and/or Expense Reimbursement		(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.10%	0.85%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of a Class's Shareholder Services Fee, do not exceed 0.85% of the average daily net assets for the Series' Class I and Class S shares. This contractual waiver will continue until at least February 28, 2014 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Global Equity Select Series (USD $)	CLASS S	CLASS I
1 Year	112	87
3 Years	360	282

Portfolio Turnover
The Series will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series.
Principal Investment Strategies
The Series will, under normal circumstances, invest at least 80% of its net assets in equity securities of non-U.S. companies. The Series considers a company to be a non-U.S. company if it meets one or more of the following criteria: (i) its principal securities trading market is outside the United States, or (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed outside the United States.

The Series may invest in securities denominated in foreign currencies, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may invest in stocks of small, large, or mid-size companies both in developed countries and in emerging market countries.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

The Series will invest in a focused portfolio of equity securities of non-U.S. companies. In managing the Series, the Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
  Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
  Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Foreign and/or U.S. stock markets go down.
  An adverse event, such as an unfavorable earnings report depresses the value of one or more of the Series' portfolio holdings.
  The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series' investments in foreign securities are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  The Advisor's attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses. The Series may also have special risks due to its investments in emerging market countries.
In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series' investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series' investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The Series is subject to the following risks due to its ability to invest in forward contracts:
  Forwards, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a forward contract may not correlate perfectly with the underlying investment.
  The Series may not be able to receive amounts payable to it under its forward contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series' investments in such contracts may not be as liquid as the Series' other investments.
  The Series' use of forwards is also subject to the risk that the counterparty to the forward contract will default or otherwise become unable to honor its obligation to the Series.
The Series may focus its investments in a small number of companies. If it does, changes in the market value of a single investment could cause greater fluctuations in the Series' share price than would occur in a fund with a broader range of holdings.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
As of the date of this prospectus, the Series had not commenced operations and did not have a performance history.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Global Equity Select Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Equity Select Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide long-term growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series will, under normal circumstances, invest at least 80% of its net assets in equity securities of non-U.S. companies. The Series considers a company to be a non-U.S. company if it meets one or more of the following criteria: (i) its principal securities trading market is outside the United States, or (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed outside the United States.

The Series may invest in securities denominated in foreign currencies, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may invest in stocks of small, large, or mid-size companies both in developed countries and in emerging market countries.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

The Series will invest in a focused portfolio of equity securities of non-U.S. companies. In managing the Series, the Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
  Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
  Companies trading at very low valuations relative to fundamental or break-up value.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Foreign and/or U.S. stock markets go down.
  An adverse event, such as an unfavorable earnings report depresses the value of one or more of the Series' portfolio holdings.
  The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series' investments in foreign securities are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  The Advisor's attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses. The Series may also have special risks due to its investments in emerging market countries.
In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series' investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series' investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The Series is subject to the following risks due to its ability to invest in forward contracts:
  Forwards, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a forward contract may not correlate perfectly with the underlying investment.
  The Series may not be able to receive amounts payable to it under its forward contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series' investments in such contracts may not be as liquid as the Series' other investments.
  The Series' use of forwards is also subject to the risk that the counterparty to the forward contract will default or otherwise become unable to honor its obligation to the Series.
The Series may focus its investments in a small number of companies. If it does, changes in the market value of a single investment could cause greater fluctuations in the Series' share price than would occur in a fund with a broader range of holdings.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this prospectus, the Series had not commenced operations and did not have a performance history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Series had not commenced operations and did not have a performance history
Global Equity Select Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	360
Global Equity Select Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[2]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	282

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of a Class's Shareholder Services Fee, do not exceed 0.85% of the average daily net assets for the Series' Class I and Class S shares. This contractual waiver will continue until at least February 28, 2014 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors.

U.S. Equity Select Series
U.S. Equity Select Series Summary Section
Investment Goal
The Series’ investment objective is to provide long-term growth.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees U.S. Equity Select Series (USD $)	CLASS S	CLASS I
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses U.S. Equity Select Series		CLASS S	CLASS I
Management Fees		0.75%	0.75%
Distribution and Service (12b-1) Fees		none	none
Other Expenses	[1]	0.39%	0.14%
Shareholder Services Fee		0.25%	none
Remainder of Other Expenses		0.14%	0.14%
Total Annual Fund Operating Expenses		1.14%	0.89%
Less Fee Waiver and/or Expense Reimbursement		(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.10%	0.85%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of a Class's Shareholder Services Fee, do not exceed 0.85% of the average daily net assets for the Series' Class I and Class S shares. This contractual waiver will continue until at least February 28, 2014 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example U.S. Equity Select Series (USD $)	CLASS S	CLASS I
1 Year	112	87
3 Years	358	280

Portfolio Turnover
The Series will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series.
Principal Investment Strategies
The Series will, under normal circumstances, invest at least 80% of its net assets in equity securities of U.S. companies. The Series considers a company to be a U.S. company if it meets one or more of the following criteria: (i) its principal securities trading market is in the United States, or (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed inside the United States. The Series may invest in stocks of small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Series will invest in a focused portfolio of equity securities of U.S. companies. In managing the Series, the Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
  Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
  Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.
The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The Series may focus its investments in a small number of companies. If it does, changes in the market value of a single investment could cause greater fluctuations in the Series’ share price than would occur in a fund with a broader range of holdings.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
As of the date of this prospectus, the Series had not commenced operations and did not have a performance history.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
U.S. Equity Select Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Equity Select Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide long-term growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series will, under normal circumstances, invest at least 80% of its net assets in equity securities of U.S. companies. The Series considers a company to be a U.S. company if it meets one or more of the following criteria: (i) its principal securities trading market is in the United States, or (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed inside the United States. The Series may invest in stocks of small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Series will invest in a focused portfolio of equity securities of U.S. companies. In managing the Series, the Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
  Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
  Companies trading at very low valuations relative to fundamental or break-up value.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.
The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The Series may focus its investments in a small number of companies. If it does, changes in the market value of a single investment could cause greater fluctuations in the Series’ share price than would occur in a fund with a broader range of holdings.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this prospectus, the Series had not commenced operations and did not have a performance history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Series had not commenced operations and did not have a performance history.
U.S. Equity Select Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	358
U.S. Equity Select Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[2]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	280

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of a Class's Shareholder Services Fee, do not exceed 0.85% of the average daily net assets for the Series' Class I and Class S shares. This contractual waiver will continue until at least February 28, 2014 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2013